Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000131723
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class A
Trading Symbol	PBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $41,577	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	9,452	10,000	10,000
9/15	9,141	9,726	9,753
10/15	9,769	10,513	10,592
11/15	9,805	10,548	10,622
12/15	9,681	10,358	10,466
1/16	9,190	9,800	9,882
2/16	9,066	9,797	9,878
3/16	9,693	10,479	10,544
4/16	9,737	10,536	10,448
5/16	9,979	10,721	10,650
6/16	9,849	10,745	10,609
7/16	10,377	11,155	11,109
8/16	10,470	11,169	11,054
9/16	10,551	11,178	11,095
10/16	10,396	10,960	10,834
11/16	10,408	11,392	11,070
12/16	10,478	11,606	11,207
1/17	10,877	11,840	11,585
2/17	11,271	12,298	12,066
3/17	11,308	12,306	12,205
4/17	11,621	12,436	12,484
5/17	11,933	12,595	12,809
6/17	11,889	12,683	12,775
7/17	12,258	12,934	13,115
8/17	12,439	12,974	13,355
9/17	12,595	13,250	13,529
10/17	13,108	13,554	14,053
11/17	13,376	13,968	14,480
12/17	13,443	14,123	14,593
1/18	14,529	14,899	15,626
2/18	14,066	14,352	15,217
3/18	13,880	14,026	14,799
4/18	14,118	14,074	14,851
5/18	14,529	14,433	15,502
6/18	14,689	14,526	15,651
7/18	15,171	15,028	16,111
8/18	15,730	15,545	16,992
9/18	15,800	15,604	17,086
10/18	14,458	14,500	15,558
11/18	14,908	14,795	15,724
12/18	13,801	13,448	14,372
1/19	15,050	14,575	15,664
2/19	15,605	15,068	16,224
3/19	16,229	15,330	16,686
4/19	17,159	15,950	17,440
5/19	16,389	14,933	16,338
6/19	17,367	15,982	17,460
7/19	17,617	16,230	17,854
8/19	17,735	15,933	17,718
9/19	17,499	16,209	17,720
10/19	17,902	16,552	18,219
11/19	18,589	17,178	19,028
12/19	19,086	17,674	19,602
1/20	19,913	17,693	20,040
2/20	18,708	16,247	18,675
3/20	16,531	14,100	16,838
4/20	19,042	15,963	19,330
5/20	20,378	16,805	20,627
6/20	21,103	17,177	21,525
7/20	22,460	18,183	23,182
8/20	24,565	19,518	25,574
9/20	23,375	18,804	24,370
10/20	22,518	18,351	23,543
11/20	24,920	20,512	25,953
12/20	25,671	21,379	27,147
1/21	24,808	21,203	26,946
2/21	25,588	21,817	26,940
3/21	26,121	22,643	27,403
4/21	28,299	23,862	29,267
5/21	28,321	23,975	28,862
6/21	29,966	24,576	30,673
7/21	30,934	25,086	31,684
8/21	31,978	25,812	32,869
9/21	30,311	24,627	31,028
10/21	32,398	26,335	33,715
11/21	31,715	25,982	33,921
12/21	32,043	27,035	34,639
1/22	29,065	25,510	31,666
2/22	27,340	24,810	30,321
3/22	27,934	25,648	31,507
4/22	24,307	23,361	27,702
5/22	24,210	23,326	27,058
6/22	22,244	21,372	24,915
7/22	24,893	23,363	27,905
8/22	23,552	22,466	26,605
9/22	20,936	20,387	24,019
10/22	22,140	22,022	25,423
11/22	23,617	23,214	26,581
12/22	22,131	21,864	24,546
1/23	24,030	23,330	26,592
2/23	23,117	22,774	26,276
3/23	24,070	23,495	28,072
4/23	24,620	23,786	28,349
5/23	25,105	23,897	29,641
6/23	26,947	25,511	31,668
7/23	27,715	26,388	32,735
8/23	27,828	25,926	32,441
9/23	26,228	24,708	30,677
10/23	26,220	24,111	30,240
11/23	29,621	26,363	33,537
12/23	30,858	27,664	35,022
1/24	31,658	28,050	35,895
2/24	33,258	29,565	38,344
3/24	33,920	30,512	39,019
4/24	32,466	29,214	37,364
5/24	33,532	30,590	39,601
6/24	34,793	31,602	42,272
7/24	35,035	32,062	41,552
8/24	35,690	32,822	42,418
9/24	36,288	33,524	43,620
10/24	35,787	33,289	43,475
11/24	38,413	35,433	46,295
12/24	37,399	34,445	46,704
1/25	39,121	35,541	47,628
2/25	37,779	34,919	45,916
3/25	35,728	32,899	42,049
4/25	36,504	32,703	42,793
5/25	38,876	34,790	46,580
6/25	40,497	36,552	49,549
7/25	41,982	37,365	51,420
8/25	41,577	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	16.50%	11.10%	15.97%
Class A Shares Including Sales Charge	10.09%	9.85%	15.31%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000131724
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class C
Trading Symbol	PBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.67%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $41,428	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,667	9,726	9,753
10/15	10,320	10,513	10,592
11/15	10,359	10,548	10,622
12/15	10,215	10,358	10,466
1/16	9,696	9,800	9,882
2/16	9,556	9,797	9,878
3/16	10,208	10,479	10,544
4/16	10,248	10,536	10,448
5/16	10,501	10,721	10,650
6/16	10,348	10,745	10,609
7/16	10,900	11,155	11,109
8/16	10,993	11,169	11,054
9/16	11,073	11,178	11,095
10/16	10,900	10,960	10,834
11/16	10,907	11,392	11,070
12/16	10,975	11,606	11,207
1/17	11,383	11,840	11,585
2/17	11,784	12,298	12,066
3/17	11,824	12,306	12,205
4/17	12,146	12,436	12,484
5/17	12,460	12,595	12,809
6/17	12,407	12,683	12,775
7/17	12,781	12,934	13,115
8/17	12,962	12,974	13,355
9/17	13,116	13,250	13,529
10/17	13,638	13,554	14,053
11/17	13,912	13,968	14,480
12/17	13,970	14,123	14,593
1/18	15,086	14,899	15,626
2/18	14,597	14,352	15,217
3/18	14,397	14,026	14,799
4/18	14,631	14,074	14,851
5/18	15,044	14,433	15,502
6/18	15,203	14,526	15,651
7/18	15,699	15,028	16,111
8/18	16,263	15,545	16,992
9/18	16,325	15,604	17,086
10/18	14,927	14,500	15,558
11/18	15,382	14,795	15,724
12/18	14,230	13,448	14,372
1/19	15,513	14,575	15,664
2/19	16,073	15,068	16,224
3/19	16,707	15,330	16,686
4/19	17,655	15,950	17,440
5/19	16,856	14,933	16,338
6/19	17,849	15,982	17,460
7/19	18,087	16,230	17,854
8/19	18,199	15,933	17,718
9/19	17,953	16,209	17,720
10/19	18,356	16,552	18,219
11/19	19,043	17,178	19,028
12/19	19,542	17,674	19,602
1/20	20,371	17,693	20,040
2/20	19,136	16,247	18,675
3/20	16,893	14,100	16,838
4/20	19,441	15,963	19,330
5/20	20,792	16,805	20,627
6/20	21,519	17,177	21,525
7/20	22,887	18,183	23,182
8/20	25,012	19,518	25,574
9/20	23,793	18,804	24,370
10/20	22,902	18,351	23,543
11/20	25,332	20,512	25,953
12/20	26,078	21,379	27,147
1/21	25,186	21,203	26,946
2/21	25,964	21,817	26,940
3/21	26,491	22,643	27,403
4/21	28,678	23,862	29,267
5/21	28,686	23,975	28,862
6/21	30,331	24,576	30,673
7/21	31,287	25,086	31,684
8/21	32,332	25,812	32,869
9/21	30,622	24,627	31,028
10/21	32,721	26,335	33,715
11/21	32,008	25,982	33,921
12/21	32,311	27,035	34,639
1/22	29,292	25,510	31,666
2/22	27,543	24,810	30,321
3/22	28,118	25,648	31,507
4/22	24,455	23,361	27,702
5/22	24,342	23,326	27,058
6/22	22,358	21,372	24,915
7/22	24,994	23,363	27,905
8/22	23,646	22,466	26,605
9/22	21,001	20,387	24,019
10/22	22,193	22,022	25,423
11/22	23,663	23,214	26,581
12/22	22,157	21,864	24,546
1/23	24,051	23,330	26,592
2/23	23,122	22,774	26,276
3/23	24,059	23,495	28,072
4/23	24,585	23,786	28,349
5/23	25,059	23,897	29,641
6/23	26,882	25,511	31,668
7/23	27,635	26,388	32,735
8/23	27,723	25,926	32,441
9/23	26,134	24,708	30,677
10/23	26,126	24,111	30,240
11/23	29,515	26,363	33,537
12/23	30,747	27,664	35,022
1/24	31,544	28,050	35,895
2/24	33,138	29,565	38,344
3/24	33,798	30,512	39,019
4/24	32,349	29,214	37,364
5/24	33,412	30,590	39,601
6/24	34,668	31,602	42,272
7/24	34,909	32,062	41,552
8/24	35,562	32,822	42,418
9/24	36,157	33,524	43,620
10/24	35,658	33,289	43,475
11/24	38,275	35,433	46,295
12/24	37,265	34,445	46,704
1/25	38,981	35,541	47,628
2/25	37,643	34,919	45,916
3/25	35,600	32,899	42,049
4/25	36,373	32,703	42,793
5/25	38,737	34,790	46,580
6/25	40,351	36,552	49,549
7/25	41,832	37,365	51,420
8/25	41,428	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	15.63%	10.29%	15.27%
Class C Shares Including Sales Charge	14.63%	10.29%	15.27%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000193661
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Class J
Trading Symbol	PBCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $44,583	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,677	9,726	9,753
10/15	10,340	10,513	10,592
11/15	10,382	10,548	10,622
12/15	10,249	10,358	10,466
1/16	9,736	9,800	9,882
2/16	9,603	9,797	9,878
3/16	10,267	10,479	10,544
4/16	10,316	10,536	10,448
5/16	10,581	10,721	10,650
6/16	10,435	10,745	10,609
7/16	11,006	11,155	11,109
8/16	11,101	11,169	11,054
9/16	11,196	11,178	11,095
10/16	11,029	10,960	10,834
11/16	11,046	11,392	11,070
12/16	11,120	11,606	11,207
1/17	11,545	11,840	11,585
2/17	11,963	12,298	12,066
3/17	12,006	12,306	12,205
4/17	12,338	12,436	12,484
5/17	12,676	12,595	12,809
6/17	12,627	12,683	12,775
7/17	13,017	12,934	13,115
8/17	13,211	12,974	13,355
9/17	13,374	13,250	13,529
10/17	13,919	13,554	14,053
11/17	14,208	13,968	14,480
12/17	14,278	14,123	14,593
1/18	15,427	14,899	15,626
2/18	14,933	14,352	15,217
3/18	14,744	14,026	14,799
4/18	14,994	14,074	14,851
5/18	15,433	14,433	15,502
6/18	15,602	14,526	15,651
7/18	16,122	15,028	16,111
8/18	16,710	15,545	16,992
9/18	16,791	15,604	17,086
10/18	15,366	14,500	15,558
11/18	15,845	14,795	15,724
12/18	14,668	13,448	14,372
1/19	16,002	14,575	15,664
2/19	16,593	15,068	16,224
3/19	17,256	15,330	16,686
4/19	18,247	15,950	17,440
5/19	17,431	14,933	16,338
6/19	18,466	15,982	17,460
7/19	18,729	16,230	17,854
8/19	18,853	15,933	17,718
9/19	18,605	16,209	17,720
10/19	19,035	16,552	18,219
11/19	19,764	17,178	19,028
12/19	20,298	17,674	19,602
1/20	21,174	17,693	20,040
2/20	19,894	16,247	18,675
3/20	17,578	14,100	16,838
4/20	20,244	15,963	19,330
5/20	21,669	16,805	20,627
6/20	22,439	17,177	21,525
7/20	23,886	18,183	23,182
8/20	26,126	19,518	25,574
9/20	24,862	18,804	24,370
10/20	23,955	18,351	23,543
11/20	26,515	20,512	25,953
12/20	27,318	21,379	27,147
1/21	26,397	21,203	26,946
2/21	27,232	21,817	26,940
3/21	27,807	22,643	27,403
4/21	30,124	23,862	29,267
5/21	30,155	23,975	28,862
6/21	31,904	24,576	30,673
7/21	32,937	25,086	31,684
8/21	34,063	25,812	32,869
9/21	32,290	24,627	31,028
10/21	34,520	26,335	33,715
11/21	33,795	25,982	33,921
12/21	34,147	27,035	34,639
1/22	30,983	25,510	31,666
2/22	29,141	24,810	30,321
3/22	29,780	25,648	31,507
4/22	25,919	23,361	27,702
5/22	25,818	23,326	27,058
6/22	23,732	21,372	24,915
7/22	26,550	23,363	27,905
8/22	25,128	22,466	26,605
9/22	22,335	20,387	24,019
10/22	23,631	22,022	25,423
11/22	25,212	23,214	26,581
12/22	23,622	21,864	24,546
1/23	25,654	23,330	26,592
2/23	24,689	22,774	26,276
3/23	25,705	23,495	28,072
4/23	26,290	23,786	28,349
5/23	26,815	23,897	29,641
6/23	28,788	25,511	31,668
7/23	29,610	26,388	32,735
8/23	29,737	25,926	32,441
9/23	28,034	24,708	30,677
10/23	28,026	24,111	30,240
11/23	31,668	26,363	33,537
12/23	32,989	27,664	35,022
1/24	33,861	28,050	35,895
2/24	35,572	29,565	38,344
3/24	36,292	30,512	39,019
4/24	34,734	29,214	37,364
5/24	35,886	30,590	39,601
6/24	37,232	31,602	42,272
7/24	37,503	32,062	41,552
8/24	38,206	32,822	42,418
9/24	38,858	33,524	43,620
10/24	38,333	33,289	43,475
11/24	41,145	35,433	46,295
12/24	40,057	34,445	46,704
1/25	41,913	35,541	47,628
2/25	40,490	34,919	45,916
3/25	38,289	32,899	42,049
4/25	39,129	32,703	42,793
5/25	41,675	34,790	46,580
6/25	43,425	36,552	49,549
7/25	45,016	37,365	51,420
8/25	44,583	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class J Shares Excluding Sales Charge	16.69%	11.28%	16.12%
Class J Shares Including Sales Charge	15.69%	11.28%	16.12%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000115413
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	Institutional
Trading Symbol	PBCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $45,478	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,680	9,726	9,753
10/15	10,345	10,513	10,592
11/15	10,390	10,548	10,622
12/15	10,261	10,358	10,466
1/16	9,750	9,800	9,882
2/16	9,619	9,797	9,878
3/16	10,287	10,479	10,544
4/16	10,339	10,536	10,448
5/16	10,608	10,721	10,650
6/16	10,464	10,745	10,609
7/16	11,040	11,155	11,109
8/16	11,139	11,169	11,054
9/16	11,237	11,178	11,095
10/16	11,073	10,960	10,834
11/16	11,093	11,392	11,070
12/16	11,171	11,606	11,207
1/17	11,601	11,840	11,585
2/17	12,024	12,298	12,066
3/17	12,071	12,306	12,205
4/17	12,408	12,436	12,484
5/17	12,752	12,595	12,809
6/17	12,706	12,683	12,775
7/17	13,103	12,934	13,115
8/17	13,301	12,974	13,355
9/17	13,474	13,250	13,529
10/17	14,023	13,554	14,053
11/17	14,321	13,968	14,480
12/17	14,394	14,123	14,593
1/18	15,557	14,899	15,626
2/18	15,061	14,352	15,217
3/18	14,877	14,026	14,799
4/18	15,129	14,074	14,851
5/18	15,571	14,433	15,502
6/18	15,748	14,526	15,651
7/18	16,272	15,028	16,111
8/18	16,877	15,545	16,992
9/18	16,952	15,604	17,086
10/18	15,523	14,500	15,558
11/18	16,006	14,795	15,724
12/18	14,821	13,448	14,372
1/19	16,171	14,575	15,664
2/19	16,773	15,068	16,224
3/19	17,441	15,330	16,686
4/19	18,454	15,950	17,440
5/19	17,632	14,933	16,338
6/19	18,682	15,982	17,460
7/19	18,953	16,230	17,854
8/19	19,085	15,933	17,718
9/19	18,843	16,209	17,720
10/19	19,284	16,552	18,219
11/19	20,025	17,178	19,028
12/19	20,569	17,674	19,602
1/20	21,461	17,693	20,040
2/20	20,169	16,247	18,675
3/20	17,824	14,100	16,838
4/20	20,523	15,963	19,330
5/20	21,976	16,805	20,627
6/20	22,761	17,177	21,525
7/20	24,229	18,183	23,182
8/20	26,506	19,518	25,574
9/20	25,221	18,804	24,370
10/20	24,306	18,351	23,543
11/20	26,905	20,512	25,953
12/20	27,724	21,379	27,147
1/21	26,794	21,203	26,946
2/21	27,644	21,817	26,940
3/21	28,233	22,643	27,403
4/21	30,586	23,862	29,267
5/21	30,618	23,975	28,862
6/21	32,399	24,576	30,673
7/21	33,448	25,086	31,684
8/21	34,593	25,812	32,869
9/21	32,796	24,627	31,028
10/21	35,062	26,335	33,715
11/21	34,331	25,982	33,921
12/21	34,694	27,035	34,639
1/22	31,478	25,510	31,666
2/22	29,611	24,810	30,321
3/22	30,265	25,648	31,507
4/22	26,336	23,361	27,702
5/22	26,243	23,326	27,058
6/22	24,122	21,372	24,915
7/22	26,990	23,363	27,905
8/22	25,556	22,466	26,605
9/22	22,713	20,387	24,019
10/22	24,028	22,022	25,423
11/22	25,641	23,214	26,581
12/22	24,028	21,864	24,546
1/23	26,103	23,330	26,592
2/23	25,121	22,774	26,276
3/23	26,154	23,495	28,072
4/23	26,752	23,786	28,349
5/23	27,291	23,897	29,641
6/23	29,298	25,511	31,668
7/23	30,143	26,388	32,735
8/23	30,272	25,926	32,441
9/23	28,546	24,708	30,677
10/23	28,538	24,111	30,240
11/23	32,245	26,363	33,537
12/23	33,603	27,664	35,022
1/24	34,483	28,050	35,895
2/24	36,234	29,565	38,344
3/24	36,968	30,512	39,019
4/24	35,388	29,214	37,364
5/24	36,558	30,590	39,601
6/24	37,933	31,602	42,272
7/24	38,215	32,062	41,552
8/24	38,933	32,822	42,418
9/24	39,590	33,524	43,620
10/24	39,061	33,289	43,475
11/24	41,931	35,433	46,295
12/24	40,835	34,445	46,704
1/25	42,724	35,541	47,628
2/25	41,271	34,919	45,916
3/25	39,043	32,899	42,049
4/25	39,899	32,703	42,793
5/25	42,501	34,790	46,580
6/25	44,284	36,552	49,549
7/25	45,915	37,365	51,420
8/25	45,478	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	16.81%	11.40%	16.35%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000167694
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-3
Trading Symbol	PGBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $43,280	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,676	9,726	9,753
10/15	10,336	10,513	10,592
11/15	10,376	10,548	10,622
12/15	10,241	10,358	10,466
1/16	9,727	9,800	9,882
2/16	9,592	9,797	9,878
3/16	10,254	10,479	10,544
4/16	10,299	10,536	10,448
5/16	10,561	10,721	10,650
6/16	10,417	10,745	10,609
7/16	10,979	11,155	11,109
8/16	11,077	11,169	11,054
9/16	11,168	11,178	11,095
10/16	10,998	10,960	10,834
11/16	11,018	11,392	11,070
12/16	11,090	11,606	11,207
1/17	11,511	11,840	11,585
2/17	11,926	12,298	12,066
3/17	11,965	12,306	12,205
4/17	12,294	12,436	12,484
5/17	12,623	12,595	12,809
6/17	12,577	12,683	12,775
7/17	12,965	12,934	13,115
8/17	13,156	12,974	13,355
9/17	13,320	13,250	13,529
10/17	13,853	13,554	14,053
11/17	14,142	13,968	14,480
12/17	14,206	14,123	14,593
1/18	15,349	14,899	15,626
2/18	14,855	14,352	15,217
3/18	14,666	14,026	14,799
4/18	14,909	14,074	14,851
5/18	15,342	14,433	15,502
6/18	15,504	14,526	15,651
7/18	16,018	15,028	16,111
8/18	16,599	15,545	16,992
9/18	16,674	15,604	17,086
10/18	15,261	14,500	15,558
11/18	15,727	14,795	15,724
12/18	14,562	13,448	14,372
1/19	15,877	14,575	15,664
2/19	16,461	15,068	16,224
3/19	17,111	15,330	16,686
4/19	18,097	15,950	17,440
5/19	17,279	14,933	16,338
6/19	18,309	15,982	17,460
7/19	18,572	16,230	17,854
8/19	18,688	15,933	17,718
9/19	18,447	16,209	17,720
10/19	18,864	16,552	18,219
11/19	19,587	17,178	19,028
12/19	20,105	17,674	19,602
1/20	20,968	17,693	20,040
2/20	19,701	16,247	18,675
3/20	17,404	14,100	16,838
4/20	20,037	15,963	19,330
5/20	21,441	16,805	20,627
6/20	22,196	17,177	21,525
7/20	23,623	18,183	23,182
8/20	25,828	19,518	25,574
9/20	24,577	18,804	24,370
10/20	23,669	18,351	23,543
11/20	26,194	20,512	25,953
12/20	26,976	21,379	27,147
1/21	26,060	21,203	26,946
2/21	26,881	21,817	26,940
3/21	27,434	22,643	27,403
4/21	29,715	23,862	29,267
5/21	29,739	23,975	28,862
6/21	31,452	24,576	30,673
7/21	32,463	25,086	31,684
8/21	33,560	25,812	32,869
9/21	31,799	24,627	31,028
10/21	33,986	26,335	33,715
11/21	33,260	25,982	33,921
12/21	33,596	27,035	34,639
1/22	30,473	25,510	31,666
2/22	28,659	24,810	30,321
3/22	29,275	25,648	31,507
4/22	25,469	23,361	27,702
5/22	25,368	23,326	27,058
6/22	23,309	21,372	24,915
7/22	26,068	23,363	27,905
8/22	24,667	22,466	26,605
9/22	21,925	20,387	24,019
10/22	23,182	22,022	25,423
11/22	24,726	23,214	26,581
12/22	23,164	21,864	24,546
1/23	25,153	23,330	26,592
2/23	24,192	22,774	26,276
3/23	25,187	23,495	28,072
4/23	25,748	23,786	28,349
5/23	26,257	23,897	29,641
6/23	28,178	25,511	31,668
7/23	28,977	26,388	32,735
8/23	29,087	25,926	32,441
9/23	27,422	24,708	30,677
10/23	27,396	24,111	30,240
11/23	30,948	26,363	33,537
12/23	32,240	27,664	35,022
1/24	33,072	28,050	35,895
2/24	34,738	29,565	38,344
3/24	35,426	30,512	39,019
4/24	33,897	29,214	37,364
5/24	35,010	30,590	39,601
6/24	36,310	31,602	42,272
7/24	36,556	32,062	41,552
8/24	37,236	32,822	42,418
9/24	37,848	33,524	43,620
10/24	37,330	33,289	43,475
11/24	40,057	35,433	46,295
12/24	38,991	34,445	46,704
1/25	40,785	35,541	47,628
2/25	39,382	34,919	45,916
3/25	37,233	32,899	42,049
4/25	38,032	32,703	42,793
5/25	40,501	34,790	46,580
6/25	42,179	36,552	49,549
7/25	43,724	37,365	51,420
8/25	43,280	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	16.23%	10.88%	15.78%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000167696
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-5
Trading Symbol	PGBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $44,658	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,678	9,726	9,753
10/15	10,341	10,513	10,592
11/15	10,384	10,548	10,622
12/15	10,252	10,358	10,466
1/16	9,739	9,800	9,882
2/16	9,607	9,797	9,878
3/16	10,272	10,479	10,544
4/16	10,324	10,536	10,448
5/16	10,586	10,721	10,650
6/16	10,442	10,745	10,609
7/16	11,011	11,155	11,109
8/16	11,116	11,169	11,054
9/16	11,208	11,178	11,095
10/16	11,037	10,960	10,834
11/16	11,064	11,392	11,070
12/16	11,136	11,606	11,207
1/17	11,564	11,840	11,585
2/17	11,980	12,298	12,066
3/17	12,026	12,306	12,205
4/17	12,363	12,436	12,484
5/17	12,692	12,595	12,809
6/17	12,653	12,683	12,775
7/17	13,049	12,934	13,115
8/17	13,240	12,974	13,355
9/17	13,405	13,250	13,529
10/17	13,952	13,554	14,053
11/17	14,243	13,968	14,480
12/17	14,313	14,123	14,593
1/18	15,466	14,899	15,626
2/18	14,978	14,352	15,217
3/18	14,788	14,026	14,799
4/18	15,039	14,074	14,851
5/18	15,479	14,433	15,502
6/18	15,649	14,526	15,651
7/18	16,171	15,028	16,111
8/18	16,761	15,545	16,992
9/18	16,842	15,604	17,086
10/18	15,412	14,500	15,558
11/18	15,893	14,795	15,724
12/18	14,718	13,448	14,372
1/19	16,051	14,575	15,664
2/19	16,643	15,068	16,224
3/19	17,309	15,330	16,686
4/19	18,305	15,950	17,440
5/19	17,492	14,933	16,338
6/19	18,532	15,982	17,460
7/19	18,802	16,230	17,854
8/19	18,927	15,933	17,718
9/19	18,685	16,209	17,720
10/19	19,117	16,552	18,219
11/19	19,849	17,178	19,028
12/19	20,389	17,674	19,602
1/20	21,269	17,693	20,040
2/20	19,983	16,247	18,675
3/20	17,657	14,100	16,838
4/20	20,335	15,963	19,330
5/20	21,759	16,805	20,627
6/20	22,539	17,177	21,525
7/20	23,986	18,183	23,182
8/20	26,244	19,518	25,574
9/20	24,973	18,804	24,370
10/20	24,062	18,351	23,543
11/20	26,626	20,512	25,953
12/20	27,433	21,379	27,147
1/21	26,507	21,203	26,946
2/21	27,346	21,817	26,940
3/21	27,924	22,643	27,403
4/21	30,243	23,862	29,267
5/21	30,275	23,975	28,862
6/21	32,032	24,576	30,673
7/21	33,069	25,086	31,684
8/21	34,193	25,812	32,869
9/21	32,412	24,627	31,028
10/21	34,652	26,335	33,715
11/21	33,924	25,982	33,921
12/21	34,277	27,035	34,639
1/22	31,091	25,510	31,666
2/22	29,249	24,810	30,321
3/22	29,882	25,648	31,507
4/22	26,012	23,361	27,702
5/22	25,910	23,326	27,058
6/22	23,815	21,372	24,915
7/22	26,646	23,363	27,905
8/22	25,218	22,466	26,605
9/22	22,412	20,387	24,019
10/22	23,705	22,022	25,423
11/22	25,294	23,214	26,581
12/22	23,704	21,864	24,546
1/23	25,746	23,330	26,592
2/23	24,768	22,774	26,276
3/23	25,789	23,495	28,072
4/23	26,376	23,786	28,349
5/23	26,903	23,897	29,641
6/23	28,877	25,511	31,668
7/23	29,702	26,388	32,735
8/23	29,830	25,926	32,441
9/23	28,120	24,708	30,677
10/23	28,111	24,111	30,240
11/23	31,761	26,363	33,537
12/23	33,089	27,664	35,022
1/24	33,956	28,050	35,895
2/24	35,667	29,565	38,344
3/24	36,390	30,512	39,019
4/24	34,824	29,214	37,364
5/24	35,981	30,590	39,601
6/24	37,326	31,602	42,272
7/24	37,589	32,062	41,552
8/24	38,296	32,822	42,418
9/24	38,942	33,524	43,620
10/24	38,415	33,289	43,475
11/24	41,231	35,433	46,295
12/24	40,147	34,445	46,704
1/25	42,003	35,541	47,628
2/25	40,564	34,919	45,916
3/25	38,371	32,899	42,049
4/25	39,205	32,703	42,793
5/25	41,754	34,790	46,580
6/25	43,495	36,552	49,549
7/25	45,093	37,365	51,420
8/25	44,658	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-5 Shares	16.61%	11.22%	16.14%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176331
Shareholder Report [Line Items]
Fund Name	Blue Chip Fund
Class Name	R-6
Trading Symbol	PGBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Blue Chip Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The Fund also invests in securities of foreign companies. It is non-diversified. Over the year, the Fund benefited from company selection in the communication services and real estate sectors. Allocation in the financials and consumer staples sectors contributed to performance relative to the Russell 1000 Growth Index (“Index”), led by Charles Schwab and Brookfield. Microsoft was the Fund’s largest contributor. The company has numerous opportunities ahead, including incorporating generative artificial intelligence ("AI") tools across its platform. The next largest contributor was Netflix. The company grew its advertising-supported pricing tier rapidly. The third largest contributor was Amazon. Its cloud computing business, Amazon Web Services, continued to expand, assisted by AI investments. Information technology detracted from performance relative to the Index, primarily due to having a smaller weight in Nvidia than the Index weight. Danaher was the Fund’s largest detractor. With pandemic inventory destocking now behind them, Danaher has scale advantages to gain share.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $45,774	Russell 1000 Index $38,151	Russell 1000 Growth Index $51,995
8/15	10,000	10,000	10,000
9/15	9,680	9,726	9,753
10/15	10,345	10,513	10,592
11/15	10,389	10,548	10,622
12/15	10,259	10,358	10,466
1/16	9,748	9,800	9,882
2/16	9,617	9,797	9,878
3/16	10,284	10,479	10,544
4/16	10,336	10,536	10,448
5/16	10,604	10,721	10,650
6/16	10,460	10,745	10,609
7/16	11,035	11,155	11,109
8/16	11,133	11,169	11,054
9/16	11,231	11,178	11,095
10/16	11,067	10,960	10,834
11/16	11,086	11,392	11,070
12/16	11,163	11,606	11,207
1/17	11,599	11,840	11,585
2/17	12,016	12,298	12,066
3/17	12,069	12,306	12,205
4/17	12,399	12,436	12,484
5/17	12,743	12,595	12,809
6/17	12,697	12,683	12,775
7/17	13,094	12,934	13,115
8/17	13,292	12,974	13,355
9/17	13,464	13,250	13,529
10/17	14,013	13,554	14,053
11/17	14,311	13,968	14,480
12/17	14,384	14,123	14,593
1/18	15,547	14,899	15,626
2/18	15,057	14,352	15,217
3/18	14,867	14,026	14,799
4/18	15,125	14,074	14,851
5/18	15,567	14,433	15,502
6/18	15,744	14,526	15,651
7/18	16,274	15,028	16,111
8/18	16,872	15,545	16,992
9/18	16,954	15,604	17,086
10/18	15,526	14,500	15,558
11/18	16,009	14,795	15,724
12/18	14,826	13,448	14,372
1/19	16,176	14,575	15,664
2/19	16,777	15,068	16,224
3/19	17,452	15,330	16,686
4/19	18,457	15,950	17,440
5/19	17,643	14,933	16,338
6/19	18,692	15,982	17,460
7/19	18,971	16,230	17,854
8/19	19,103	15,933	17,718
9/19	18,861	16,209	17,720
10/19	19,301	16,552	18,219
11/19	20,049	17,178	19,028
12/19	20,588	17,674	19,602
1/20	21,488	17,693	20,040
2/20	20,196	16,247	18,675
3/20	17,852	14,100	16,838
4/20	20,558	15,963	19,330
5/20	22,003	16,805	20,627
6/20	22,795	17,177	21,525
7/20	24,271	18,183	23,182
8/20	26,554	19,518	25,574
9/20	25,270	18,804	24,370
10/20	24,356	18,351	23,543
11/20	26,962	20,512	25,953
12/20	27,780	21,379	27,147
1/21	26,850	21,203	26,946
2/21	27,709	21,817	26,940
3/21	28,297	22,643	27,403
4/21	30,658	23,862	29,267
5/21	30,697	23,975	28,862
6/21	32,486	24,576	30,673
7/21	33,543	25,086	31,684
8/21	34,695	25,812	32,869
9/21	32,891	24,627	31,028
10/21	35,172	26,335	33,715
11/21	34,433	25,982	33,921
12/21	34,804	27,035	34,639
1/22	31,581	25,510	31,666
2/22	29,716	24,810	30,321
3/22	30,369	25,648	31,507
4/22	26,434	23,361	27,702
5/22	26,341	23,326	27,058
6/22	24,212	21,372	24,915
7/22	27,095	23,363	27,905
8/22	25,645	22,466	26,605
9/22	22,804	20,387	24,019
10/22	24,127	22,022	25,423
11/22	25,747	23,214	26,581
12/22	24,126	21,864	24,546
1/23	26,209	23,330	26,592
2/23	25,228	22,774	26,276
3/23	26,269	23,495	28,072
4/23	26,875	23,786	28,349
5/23	27,413	23,897	29,641
6/23	29,436	25,511	31,668
7/23	30,282	26,388	32,735
8/23	30,418	25,926	32,441
9/23	28,685	24,708	30,677
10/23	28,677	24,111	30,240
11/23	32,407	26,363	33,537
12/23	33,767	27,664	35,022
1/24	34,663	28,050	35,895
2/24	36,423	29,565	38,344
3/24	37,166	30,512	39,019
4/24	35,577	29,214	37,364
5/24	36,764	30,590	39,601
6/24	38,148	31,602	42,272
7/24	38,429	32,062	41,552
8/24	39,155	32,822	42,418
9/24	39,821	33,524	43,620
10/24	39,292	33,289	43,475
11/24	42,178	35,433	46,295
12/24	41,075	34,445	46,704
1/25	42,983	35,541	47,628
2/25	41,530	34,919	45,916
3/25	39,283	32,899	42,049
4/25	40,148	32,703	42,793
5/25	42,769	34,790	46,580
6/25	44,561	36,552	49,549
7/25	46,211	37,365	51,420
8/25	45,774	38,151	51,995

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	16.90%	11.51%	16.43%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Growth Index	22.58%	15.25%	17.92%

Performance Inception Date	Jun. 14, 2012
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 11,549,544,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 63,012,000
InvestmentCompanyPortfolioTurnover	20.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$11,549,544 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 20.9% Total Advisory Fees Paid (amount in thousands)$63,012
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.03%
Investment Companies	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.65%
Financial	23.19%
Communications	22.86%
Industrial	8.86%
Consumer, Cyclical	7.85%
Consumer, Non-cyclical	6.58%
Basic Materials	2.04%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.

Material Fund Change Strategies [Text Block]	Effective March 17, 2025, the Fund changed its diversification classification from diversified to non-diversified and made corresponding changes to its investment strategies and risks.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000085837
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Class J
Trading Symbol	PBIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $11,240	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,065	10,068
10/15	10,055	10,069
11/15	10,028	10,043
12/15	9,981	10,010
1/16	10,112	10,148
2/16	10,178	10,220
3/16	10,263	10,314
4/16	10,300	10,353
5/16	10,291	10,356
6/16	10,469	10,542
7/16	10,526	10,609
8/16	10,498	10,597
9/16	10,488	10,590
10/16	10,394	10,509
11/16	10,140	10,261
12/16	10,144	10,275
1/17	10,163	10,295
2/17	10,220	10,365
3/17	10,210	10,359
4/17	10,287	10,439
5/17	10,363	10,519
6/17	10,344	10,509
7/17	10,382	10,554
8/17	10,477	10,649
9/17	10,420	10,598
10/17	10,420	10,604
11/17	10,401	10,591
12/17	10,445	10,639
1/18	10,319	10,517
2/18	10,212	10,417
3/18	10,270	10,484
4/18	10,192	10,406
5/18	10,260	10,480
6/18	10,241	10,467
7/18	10,231	10,470
8/18	10,290	10,537
9/18	10,222	10,469
10/18	10,134	10,386
11/18	10,183	10,448
12/18	10,373	10,640
1/19	10,472	10,753
2/19	10,462	10,747
3/19	10,660	10,954
4/19	10,650	10,956
5/19	10,828	11,151
6/19	10,967	11,291
7/19	10,977	11,316
8/19	11,254	11,609
9/19	11,185	11,547
10/19	11,215	11,582
11/19	11,195	11,576
12/19	11,185	11,568
1/20	11,397	11,791
2/20	11,589	12,003
3/20	11,528	11,932
4/20	11,720	12,144
5/20	11,771	12,201
6/20	11,841	12,278
7/20	12,013	12,461
8/20	11,902	12,360
9/20	11,892	12,354
10/20	11,831	12,299
11/20	11,942	12,419
12/20	11,957	12,436
1/21	11,861	12,347
2/21	11,646	12,169
3/21	11,538	12,017
4/21	11,634	12,112
5/21	11,646	12,151
6/21	11,741	12,237
7/21	11,873	12,374
8/21	11,849	12,350
9/21	11,741	12,243
10/21	11,729	12,240
11/21	11,753	12,276
12/21	11,713	12,245
1/22	11,469	11,981
2/22	11,335	11,847
3/22	11,018	11,518
4/22	10,592	11,081
5/22	10,653	11,152
6/22	10,482	10,977
7/22	10,738	11,246
8/22	10,433	10,928
9/22	9,982	10,456
10/22	9,848	10,320
11/22	10,202	10,700
12/22	10,124	10,651
1/23	10,457	10,979
2/23	10,173	10,695
3/23	10,445	10,967
4/23	10,494	11,033
5/23	10,383	10,913
6/23	10,333	10,874
7/23	10,321	10,867
8/23	10,247	10,797
9/23	9,975	10,523
10/23	9,815	10,357
11/23	10,259	10,826
12/23	10,643	11,240
1/24	10,617	11,210
2/24	10,464	11,051
3/24	10,541	11,153
4/24	10,284	10,871
5/24	10,451	11,056
6/24	10,553	11,160
7/24	10,797	11,421
8/24	10,951	11,585
9/24	11,092	11,740
10/24	10,810	11,449
11/24	10,912	11,570
12/24	10,723	11,381
1/25	10,789	11,441
2/25	11,015	11,693
3/25	11,015	11,697
4/25	11,054	11,743
5/25	10,975	11,659
6/25	11,134	11,839
7/25	11,107	11,807
8/25	11,240	11,949

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	2.64%	-1.14%	1.18%
Class J Shares Including Sales Charge	1.65%	-1.14%	1.18%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,816,751,000
Holdings Count | Holding	3,863
Advisory Fees Paid, Amount	$ 3,024,000
InvestmentCompanyPortfolioTurnover	43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,816,751 Total Number of Portfolio Holdings3,863 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$3,024
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082026
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	Institutional
Trading Symbol	PNIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $11,711	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,064	10,068
10/15	10,064	10,069
11/15	10,036	10,043
12/15	9,996	10,010
1/16	10,135	10,148
2/16	10,200	10,220
3/16	10,292	10,314
4/16	10,329	10,353
5/16	10,320	10,356
6/16	10,505	10,542
7/16	10,570	10,609
8/16	10,552	10,597
9/16	10,542	10,590
10/16	10,459	10,509
11/16	10,200	10,261
12/16	10,213	10,275
1/17	10,232	10,295
2/17	10,298	10,365
3/17	10,289	10,359
4/17	10,364	10,439
5/17	10,449	10,519
6/17	10,430	10,509
7/17	10,477	10,554
8/17	10,572	10,649
9/17	10,515	10,598
10/17	10,524	10,604
11/17	10,506	10,591
12/17	10,551	10,639
1/18	10,425	10,517
2/18	10,329	10,417
3/18	10,387	10,484
4/18	10,310	10,406
5/18	10,387	10,480
6/18	10,368	10,467
7/18	10,368	10,470
8/18	10,435	10,537
9/18	10,368	10,469
10/18	10,281	10,386
11/18	10,339	10,448
12/18	10,530	10,640
1/19	10,639	10,753
2/19	10,629	10,747
3/19	10,837	10,954
4/19	10,837	10,956
5/19	11,025	11,151
6/19	11,164	11,291
7/19	11,183	11,316
8/19	11,470	11,609
9/19	11,411	11,547
10/19	11,441	11,582
11/19	11,431	11,576
12/19	11,422	11,568
1/20	11,645	11,791
2/20	11,847	12,003
3/20	11,797	11,932
4/20	11,989	12,144
5/20	12,050	12,201
6/20	12,121	12,278
7/20	12,293	12,461
8/20	12,192	12,360
9/20	12,182	12,354
10/20	12,121	12,299
11/20	12,243	12,419
12/20	12,254	12,436
1/21	12,158	12,347
2/21	11,954	12,169
3/21	11,845	12,017
4/21	11,942	12,112
5/21	11,966	12,151
6/21	12,062	12,237
7/21	12,194	12,374
8/21	12,170	12,350
9/21	12,062	12,243
10/21	12,062	12,240
11/21	12,086	12,276
12/21	12,049	12,245
1/22	11,804	11,981
2/22	11,669	11,847
3/22	11,337	11,518
4/22	10,908	11,081
5/22	10,982	11,152
6/22	10,810	10,977
7/22	11,068	11,246
8/22	10,761	10,928
9/22	10,295	10,456
10/22	10,160	10,320
11/22	10,528	10,700
12/22	10,451	10,651
1/23	10,800	10,979
2/23	10,513	10,695
3/23	10,787	10,967
4/23	10,850	11,033
5/23	10,737	10,913
6/23	10,700	10,874
7/23	10,688	10,867
8/23	10,613	10,797
9/23	10,338	10,523
10/23	10,164	10,357
11/23	10,638	10,826
12/23	11,031	11,240
1/24	11,018	11,210
2/24	10,849	11,051
3/24	10,940	11,153
4/24	10,667	10,871
5/24	10,849	11,056
6/24	10,953	11,160
7/24	11,213	11,421
8/24	11,369	11,585
9/24	11,525	11,740
10/24	11,239	11,449
11/24	11,356	11,570
12/24	11,159	11,381
1/25	11,226	11,441
2/25	11,469	11,693
3/25	11,469	11,697
4/25	11,509	11,743
5/25	11,428	11,659
6/25	11,603	11,839
7/25	11,576	11,807
8/25	11,711	11,949

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	3.01%	-0.80%	1.59%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,816,751,000
Holdings Count | Holding	3,863
Advisory Fees Paid, Amount	$ 3,024,000
InvestmentCompanyPortfolioTurnover	43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,816,751 Total Number of Portfolio Holdings3,863 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$3,024
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082029
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-3
Trading Symbol	PBOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $11,064	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,065	10,068
10/15	10,056	10,069
11/15	10,028	10,043
12/15	9,982	10,010
1/16	10,114	10,148
2/16	10,170	10,220
3/16	10,264	10,314
4/16	10,293	10,353
5/16	10,283	10,356
6/16	10,462	10,542
7/16	10,518	10,609
8/16	10,500	10,597
9/16	10,481	10,590
10/16	10,387	10,509
11/16	10,133	10,261
12/16	10,141	10,275
1/17	10,151	10,295
2/17	10,217	10,365
3/17	10,198	10,359
4/17	10,275	10,439
5/17	10,351	10,519
6/17	10,332	10,509
7/17	10,370	10,554
8/17	10,456	10,649
9/17	10,398	10,598
10/17	10,398	10,604
11/17	10,379	10,591
12/17	10,416	10,639
1/18	10,290	10,517
2/18	10,183	10,417
3/18	10,241	10,484
4/18	10,163	10,406
5/18	10,231	10,480
6/18	10,212	10,467
7/18	10,202	10,470
8/18	10,260	10,537
9/18	10,192	10,469
10/18	10,105	10,386
11/18	10,154	10,448
12/18	10,336	10,640
1/19	10,435	10,753
2/19	10,425	10,747
3/19	10,623	10,954
4/19	10,613	10,956
5/19	10,791	11,151
6/19	10,930	11,291
7/19	10,949	11,316
8/19	11,226	11,609
9/19	11,157	11,547
10/19	11,177	11,582
11/19	11,167	11,576
12/19	11,147	11,568
1/20	11,358	11,791
2/20	11,550	12,003
3/20	11,499	11,932
4/20	11,691	12,144
5/20	11,731	12,201
6/20	11,802	12,278
7/20	11,963	12,461
8/20	11,862	12,360
9/20	11,842	12,354
10/20	11,781	12,299
11/20	11,892	12,419
12/20	11,894	12,436
1/21	11,798	12,347
2/21	11,596	12,169
3/21	11,488	12,017
4/21	11,572	12,112
5/21	11,584	12,151
6/21	11,667	12,237
7/21	11,798	12,374
8/21	11,763	12,350
9/21	11,655	12,243
10/21	11,643	12,240
11/21	11,679	12,276
12/21	11,622	12,245
1/22	11,380	11,981
2/22	11,247	11,847
3/22	10,932	11,518
4/22	10,509	11,081
5/22	10,570	11,152
6/22	10,400	10,977
7/22	10,654	11,246
8/22	10,352	10,928
9/22	9,892	10,456
10/22	9,759	10,320
11/22	10,110	10,700
12/22	10,033	10,651
1/23	10,362	10,979
2/23	10,081	10,695
3/23	10,338	10,967
4/23	10,399	11,033
5/23	10,277	10,913
6/23	10,228	10,874
7/23	10,216	10,867
8/23	10,143	10,797
9/23	9,874	10,523
10/23	9,715	10,357
11/23	10,155	10,826
12/23	10,529	11,240
1/24	10,503	11,210
2/24	10,351	11,051
3/24	10,427	11,153
4/24	10,161	10,871
5/24	10,326	11,056
6/24	10,427	11,160
7/24	10,668	11,421
8/24	10,807	11,585
9/24	10,947	11,740
10/24	10,668	11,449
11/24	10,769	11,570
12/24	10,593	11,381
1/25	10,646	11,441
2/25	10,868	11,693
3/25	10,868	11,697
4/25	10,907	11,743
5/25	10,816	11,659
6/25	10,972	11,839
7/25	10,946	11,807
8/25	11,064	11,949

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	2.37%	-1.38%	1.02%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,816,751,000
Holdings Count | Holding	3,863
Advisory Fees Paid, Amount	$ 3,024,000
InvestmentCompanyPortfolioTurnover	43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,816,751 Total Number of Portfolio Holdings3,863 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$3,024
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082031
Shareholder Report [Line Items]
Fund Name	Bond Market Index Fund
Class Name	R-5
Trading Symbol	PBIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bond Market Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index (the "Index") at the time of purchase. The Index is composed of investment grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the most recently completed fiscal year ending August 31, 2025, the Fund’s investments performed in line with the Index. The top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within U.S. Treasury securities, and a slightly higher allocation compared to Index weight to sovereign bonds. The top detractors from performance for the fiscal year included security specific impacts within mortgage-backed securities, a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $11,407	Bloomberg US Aggregate Index $11,949
8/15	10,000	10,000
9/15	10,055	10,068
10/15	10,055	10,069
11/15	10,028	10,043
12/15	9,981	10,010
1/16	10,121	10,148
2/16	10,187	10,220
3/16	10,271	10,314
4/16	10,309	10,353
5/16	10,299	10,356
6/16	10,477	10,542
7/16	10,543	10,609
8/16	10,524	10,597
9/16	10,505	10,590
10/16	10,421	10,509
11/16	10,168	10,261
12/16	10,176	10,275
1/17	10,195	10,295
2/17	10,261	10,365
3/17	10,242	10,359
4/17	10,318	10,439
5/17	10,395	10,519
6/17	10,385	10,509
7/17	10,423	10,554
8/17	10,518	10,649
9/17	10,461	10,598
10/17	10,461	10,604
11/17	10,442	10,591
12/17	10,490	10,639
1/18	10,364	10,517
2/18	10,266	10,417
3/18	10,325	10,484
4/18	10,247	10,406
5/18	10,315	10,480
6/18	10,296	10,467
7/18	10,296	10,470
8/18	10,354	10,537
9/18	10,286	10,469
10/18	10,198	10,386
11/18	10,257	10,448
12/18	10,440	10,640
1/19	10,540	10,753
2/19	10,540	10,747
3/19	10,738	10,954
4/19	10,728	10,956
5/19	10,917	11,151
6/19	11,047	11,291
7/19	11,076	11,316
8/19	11,355	11,609
9/19	11,285	11,547
10/19	11,315	11,582
11/19	11,305	11,576
12/19	11,295	11,568
1/20	11,509	11,791
2/20	11,712	12,003
3/20	11,661	11,932
4/20	11,854	12,144
5/20	11,905	12,201
6/20	11,976	12,278
7/20	12,138	12,461
8/20	12,037	12,360
9/20	12,027	12,354
10/20	11,966	12,299
11/20	12,077	12,419
12/20	12,093	12,436
1/21	11,996	12,347
2/21	11,791	12,169
3/21	11,683	12,017
4/21	11,767	12,112
5/21	11,791	12,151
6/21	11,876	12,237
7/21	12,008	12,374
8/21	11,984	12,350
9/21	11,876	12,243
10/21	11,864	12,240
11/21	11,900	12,276
12/21	11,854	12,245
1/22	11,608	11,981
2/22	11,474	11,847
3/22	11,154	11,518
4/22	10,725	11,081
5/22	10,786	11,152
6/22	10,615	10,977
7/22	10,872	11,246
8/22	10,565	10,928
9/22	10,111	10,456
10/22	9,976	10,320
11/22	10,345	10,700
12/22	10,264	10,651
1/23	10,600	10,979
2/23	10,314	10,695
3/23	10,575	10,967
4/23	10,637	11,033
5/23	10,525	10,913
6/23	10,488	10,874
7/23	10,463	10,867
8/23	10,401	10,797
9/23	10,127	10,523
10/23	9,953	10,357
11/23	10,413	10,826
12/23	10,804	11,240
1/24	10,778	11,210
2/24	10,623	11,051
3/24	10,700	11,153
4/24	10,442	10,871
5/24	10,610	11,056
6/24	10,713	11,160
7/24	10,959	11,421
8/24	11,115	11,585
9/24	11,257	11,740
10/24	10,972	11,449
11/24	11,089	11,570
12/24	10,898	11,381
1/25	10,951	11,441
2/25	11,192	11,693
3/25	11,192	11,697
4/25	11,233	11,743
5/25	11,139	11,659
6/25	11,313	11,839
7/25	11,286	11,807
8/25	11,407	11,949

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	2.63%	-1.07%	1.32%
Bloomberg US Aggregate Index	3.14%	-0.68%	1.80%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,816,751,000
Holdings Count | Holding	3,863
Advisory Fees Paid, Amount	$ 3,024,000
InvestmentCompanyPortfolioTurnover	43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,816,751 Total Number of Portfolio Holdings3,863 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$3,024
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.83%
Bonds	26.74%
Investment Companies	2.95%
Municipal Bonds	0.11%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.53%
Mortgage Securities	25.49%
Financial	7.91%
Consumer, Non-cyclical	4.19%
Utilities	2.24%
Money Market Funds	2.12%
Communications	1.97%
Technology	1.84%
Industrial	1.80%
Energy	1.78%
Consumer, Cyclical	1.30%
Exchange-Traded Funds	0.83%
Basic Materials	0.52%
Revenue Bonds	0.06%
General Obligation Unlimited	0.04%
Insured	0.01%
Other Assets and Liabilities	(0.63)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's contractual management fee waiver of 0.015% expired. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.14% on all net assets to 0.12% on the first $3 billion of net assets, 0.10% on the next $3 billion of net assets, and 0.08% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000129138
Shareholder Report [Line Items]
Fund Name	Capital Securities Fund
Class Name	Class S
Trading Symbol	PCSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Securities Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1 year ago. Allocation and security selection within the Banking and Insurance Industries were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index (“Index”). Electric Utility, Pipelines and Diversified Financial Services contributed positively, but underweight concentrations in each detracted from relative Index performance. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class S Shares at net asset value $16,734	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,979	10,051	10,007
10/15	10,102	10,072	10,178
11/15	10,125	9,905	10,220
12/15	10,094	9,958	10,234
1/16	10,036	10,044	10,199
2/16	9,780	10,268	10,090
3/16	10,013	10,546	10,316
4/16	10,119	10,686	10,435
5/16	10,247	10,543	10,576
6/16	10,248	10,850	10,658
7/16	10,504	10,932	10,864
8/16	10,677	10,879	10,968
9/16	10,678	10,939	10,912
10/16	10,772	10,635	10,911
11/16	10,589	10,213	10,575
12/16	10,667	10,166	10,624
1/17	10,867	10,280	10,850
2/17	11,057	10,329	11,056
3/17	11,107	10,345	11,109
4/17	11,277	10,461	11,263
5/17	11,448	10,623	11,381
6/17	11,574	10,614	11,499
7/17	11,686	10,793	11,588
8/17	11,704	10,900	11,631
9/17	11,755	10,801	11,673
10/17	11,874	10,760	11,716
11/17	11,855	10,880	11,725
12/17	11,901	10,918	11,745
1/18	11,930	11,048	11,617
2/18	11,832	10,950	11,620
3/18	11,755	11,066	11,604
4/18	11,762	10,889	11,546
5/18	11,650	10,806	11,579
6/18	11,618	10,758	11,630
7/18	11,737	10,740	11,704
8/18	11,806	10,752	11,818
9/18	11,789	10,659	11,754
10/18	11,667	10,540	11,578
11/18	11,488	10,573	11,367
12/18	11,353	10,787	11,223
1/19	11,744	10,951	11,803
2/19	11,921	10,888	12,000
3/19	12,048	11,024	12,157
4/19	12,264	10,991	12,324
5/19	12,270	11,140	12,365
6/19	12,524	11,387	12,575
7/19	12,677	11,356	12,785
8/19	12,796	11,587	12,909
9/19	12,916	11,469	12,994
10/19	13,119	11,545	13,124
11/19	13,198	11,458	13,124
12/19	13,329	11,524	13,286
1/20	13,522	11,671	13,447
2/20	13,392	11,750	13,159
3/20	11,634	11,487	11,763
4/20	12,598	11,712	12,671
5/20	12,861	11,764	12,913
6/20	13,046	11,868	12,934
7/20	13,480	12,247	13,461
8/20	13,745	12,228	13,700
9/20	13,687	12,184	13,590
10/20	13,776	12,196	13,676
11/20	14,191	12,417	14,081
12/20	14,353	12,584	14,300
1/21	14,377	12,473	14,194
2/21	14,375	12,259	14,078
3/21	14,385	12,023	14,241
4/21	14,588	12,175	14,424
5/21	14,640	12,289	14,509
6/21	14,771	12,181	14,702
7/21	14,875	12,343	14,766
8/21	14,950	12,291	14,795
9/21	14,946	12,073	14,792
10/21	14,887	12,044	14,778
11/21	14,752	12,009	14,573
12/21	14,891	11,992	14,789
1/22	14,630	11,746	14,426
2/22	14,227	11,606	13,969
3/22	14,109	11,253	13,853
4/22	13,703	10,637	13,260
5/22	13,514	10,666	13,298
6/22	12,948	10,323	12,742
7/22	13,568	10,543	13,410
8/22	13,419	10,127	13,101
9/22	12,747	9,606	12,590
10/22	12,748	9,540	12,294
11/22	13,030	9,989	12,738
12/22	13,200	10,043	12,594
1/23	13,915	10,373	13,681
2/23	13,721	10,028	13,419
3/23	12,830	10,345	12,782
4/23	12,993	10,391	12,978
5/23	12,944	10,188	12,827
6/23	13,094	10,187	12,954
7/23	13,414	10,258	13,162
8/23	13,350	10,117	13,077
9/23	13,272	9,822	12,928
10/23	13,057	9,704	12,539
11/23	13,640	10,194	13,338
12/23	14,100	10,617	13,764
1/24	14,414	10,471	14,122
2/24	14,491	10,339	14,243
3/24	14,727	10,396	14,389
4/24	14,630	10,134	14,092
5/24	14,870	10,267	14,369
6/24	14,999	10,281	14,457
7/24	15,209	10,565	14,601
8/24	15,422	10,815	14,980
9/24	15,670	10,999	15,339
10/24	15,672	10,631	15,222
11/24	15,775	10,667	15,290
12/24	15,812	10,438	15,087
1/25	15,950	10,497	15,184
2/25	16,069	10,648	15,350
3/25	16,088	10,713	15,175
4/25	15,988	11,028	15,024
5/25	16,264	10,989	15,197
6/25	16,494	11,197	15,453
7/25	16,612	11,030	15,638
8/25	16,734	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class S Shares	8.51%	4.01%	5.28%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,074,740,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,074,740 Total Number of Portfolio Holdings189 Portfolio Turnover Rate 19.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	97.21%
Investment Companies	3.38%
Preferred Stocks	1.14%
Other Assets and Liabilities	(1.73)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	85.34%
Energy	6.59%
Utilities	4.52%
Money Market Funds	3.25%
Government	1.17%
Consumer, Non-cyclical	0.63%
Exchange-Traded Funds	0.13%
Communications	0.10%
Other Assets and Liabilities	(1.73)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000085834
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Class A
Trading Symbol	PRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $14,420	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	9,623	10,000	10,000
9/15	9,142	9,638	9,723
10/15	9,468	10,394	10,187
11/15	9,254	10,308	9,746
12/15	9,041	10,122	9,486
1/16	8,653	9,512	9,411
2/16	8,671	9,446	9,495
3/16	9,076	10,147	10,292
4/16	9,317	10,296	10,527
5/16	9,326	10,309	10,463
6/16	9,472	10,247	10,770
7/16	9,584	10,688	11,067
8/16	9,541	10,724	10,856
9/16	9,627	10,790	11,045
10/16	9,429	10,607	10,731
11/16	9,377	10,688	10,285
12/16	9,530	10,918	10,572
1/17	9,733	11,217	10,712
2/17	9,847	11,532	11,024
3/17	9,838	11,673	11,392
4/17	9,891	11,855	11,582
5/17	9,900	12,116	12,053
6/17	9,909	12,172	12,034
7/17	10,130	12,512	12,430
8/17	10,174	12,560	12,621
9/17	10,209	12,802	12,388
10/17	10,262	13,068	12,503
11/17	10,280	13,321	12,711
12/17	10,453	13,536	12,588
1/18	10,669	14,300	12,730
2/18	10,264	13,699	11,869
3/18	10,300	13,396	11,871
4/18	10,516	13,534	12,159
5/18	10,561	13,551	11,919
6/18	10,543	13,477	12,138
7/18	10,624	13,884	12,351
8/18	10,516	13,993	12,042
9/18	10,507	14,054	11,920
10/18	10,031	13,000	11,446
11/18	10,013	13,191	11,654
12/18	9,593	12,262	11,283
1/19	10,223	13,230	12,264
2/19	10,279	13,584	12,543
3/19	10,418	13,754	12,843
4/19	10,482	14,219	12,993
5/19	10,195	13,375	12,795
6/19	10,566	14,251	13,477
7/19	10,464	14,293	13,205
8/19	10,399	13,954	13,245
9/19	10,529	14,247	13,526
10/19	10,658	14,637	13,729
11/19	10,658	14,995	13,611
12/19	11,000	15,523	14,188
1/20	10,868	15,351	14,411
2/20	10,322	14,111	13,026
3/20	8,842	12,206	10,029
4/20	9,398	13,514	10,973
5/20	9,671	14,102	11,550
6/20	9,822	14,552	11,396
7/20	10,237	15,322	11,732
8/20	10,491	16,260	11,917
9/20	10,284	15,735	11,552
10/20	10,227	15,353	11,423
11/20	10,991	17,245	12,889
12/20	11,389	18,046	13,267
1/21	11,370	17,964	12,980
2/21	11,634	18,380	13,072
3/21	11,851	18,871	13,639
4/21	12,314	19,696	14,117
5/21	12,598	20,003	14,183
6/21	12,569	20,266	13,928
7/21	12,692	20,406	14,056
8/21	12,777	20,917	14,302
9/21	12,739	20,052	14,108
10/21	13,185	21,076	14,614
11/21	12,797	20,569	13,825
12/21	13,319	21,391	14,731
1/22	13,289	20,341	14,577
2/22	13,480	19,815	14,932
3/22	14,068	20,245	15,802
4/22	13,705	18,624	15,279
5/22	13,856	18,646	15,826
6/22	12,645	17,074	14,593
7/22	13,212	18,266	15,168
8/22	12,898	17,594	14,928
9/22	11,585	15,910	13,161
10/22	12,124	16,870	13,821
11/22	12,840	18,178	14,926
12/22	12,444	17,463	14,586
1/23	12,964	18,715	15,313
2/23	12,478	18,178	14,789
3/23	12,588	18,739	15,130
4/23	12,724	19,008	15,518
5/23	12,145	18,805	14,638
6/23	12,486	19,897	15,067
7/23	12,818	20,625	15,363
8/23	12,429	20,048	14,632
9/23	11,978	19,219	13,937
10/23	11,749	18,641	13,513
11/23	12,346	20,362	14,813
12/23	12,807	21,340	15,429
1/24	12,495	21,465	14,936
2/24	12,507	22,386	14,925
3/24	12,996	23,089	15,602
4/24	12,764	22,327	15,513
5/24	13,193	23,234	16,466
6/24	12,950	23,752	15,966
7/24	13,324	24,135	16,660
8/24	13,581	24,748	17,419
9/24	13,928	25,323	18,072
10/24	13,565	24,754	17,839
11/24	13,811	25,680	18,434
12/24	13,149	25,072	17,597
1/25	13,397	25,914	17,997
2/25	13,479	25,758	18,008
3/25	13,562	24,740	18,374
4/25	13,562	24,971	19,040
5/25	13,845	26,406	19,855
6/25	14,087	27,592	20,220
7/25	14,003	27,966	20,241
8/25	14,420	28,656	20,626

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.18%	6.57%	4.13%
Class A Shares Including Sales Charge	2.22%	5.76%	3.73%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,445,064,000
Holdings Count | Holding	1,025
Advisory Fees Paid, Amount	$ 20,074,000
InvestmentCompanyPortfolioTurnover	85.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,445,064 Total Number of Portfolio Holdings1,025 Portfolio Turnover Rate 85.9% Total Advisory Fees Paid (amount in thousands)$20,074
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund's Principal Investment Strategies
Material Fund Change Risks Change [Text Block]	and Risks related to natural resources were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000085836
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	Institutional
Trading Symbol	PDRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,544	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,502	9,638	9,723
10/15	9,840	10,394	10,187
11/15	9,627	10,308	9,746
12/15	9,399	10,122	9,486
1/16	9,004	9,512	9,411
2/16	9,022	9,446	9,495
3/16	9,453	10,147	10,292
4/16	9,704	10,296	10,527
5/16	9,713	10,309	10,463
6/16	9,875	10,247	10,770
7/16	9,991	10,688	11,067
8/16	9,947	10,724	10,856
9/16	10,045	10,790	11,045
10/16	9,839	10,607	10,731
11/16	9,794	10,688	10,285
12/16	9,949	10,918	10,572
1/17	10,170	11,217	10,712
2/17	10,290	11,532	11,024
3/17	10,290	11,673	11,392
4/17	10,345	11,855	11,582
5/17	10,364	12,116	12,053
6/17	10,373	12,172	12,034
7/17	10,603	12,512	12,430
8/17	10,659	12,560	12,621
9/17	10,696	12,802	12,388
10/17	10,751	13,068	12,503
11/17	10,769	13,321	12,711
12/17	10,961	13,536	12,588
1/18	11,188	14,300	12,730
2/18	10,773	13,699	11,869
3/18	10,811	13,396	11,871
4/18	11,037	13,534	12,159
5/18	11,093	13,551	11,919
6/18	11,074	13,477	12,138
7/18	11,159	13,884	12,351
8/18	11,056	13,993	12,042
9/18	11,046	14,054	11,920
10/18	10,547	13,000	11,446
11/18	10,528	13,191	11,654
12/18	10,096	12,262	11,283
1/19	10,759	13,230	12,264
2/19	10,817	13,584	12,543
3/19	10,973	13,754	12,843
4/19	11,041	14,219	12,993
5/19	10,739	13,375	12,795
6/19	11,139	14,251	13,477
7/19	11,032	14,293	13,205
8/19	10,963	13,954	13,245
9/19	11,100	14,247	13,526
10/19	11,246	14,637	13,729
11/19	11,246	14,995	13,611
12/19	11,611	15,523	14,188
1/20	11,482	15,351	14,411
2/20	10,913	14,111	13,026
3/20	9,347	12,206	10,029
4/20	9,936	13,514	10,973
5/20	10,225	14,102	11,550
6/20	10,394	14,552	11,396
7/20	10,833	15,322	11,732
8/20	11,113	16,260	11,917
9/20	10,893	15,735	11,552
10/20	10,833	15,353	11,423
11/20	11,641	17,245	12,889
12/20	12,073	18,046	13,267
1/21	12,053	17,964	12,980
2/21	12,333	18,380	13,072
3/21	12,574	18,871	13,639
4/21	13,065	19,696	14,117
5/21	13,366	20,003	14,183
6/21	13,346	20,266	13,928
7/21	13,487	20,406	14,056
8/21	13,577	20,917	14,302
9/21	13,536	20,052	14,108
10/21	14,021	21,076	14,614
11/21	13,619	20,569	13,825
12/21	14,166	21,391	14,731
1/22	14,134	20,341	14,577
2/22	14,348	19,815	14,932
3/22	14,974	20,245	15,802
4/22	14,598	18,624	15,279
5/22	14,770	18,646	15,826
6/22	13,480	17,074	14,593
7/22	14,085	18,266	15,168
8/22	13,761	17,594	14,928
9/22	12,362	15,910	13,161
10/22	12,949	16,870	13,821
11/22	13,702	18,178	14,926
12/22	13,294	17,463	14,586
1/23	13,849	18,715	15,313
2/23	13,330	18,178	14,789
3/23	13,459	18,739	15,130
4/23	13,605	19,008	15,518
5/23	12,986	18,805	14,638
6/23	13,353	19,897	15,067
7/23	13,721	20,625	15,363
8/23	13,304	20,048	14,632
9/23	12,822	19,219	13,937
10/23	12,576	18,641	13,513
11/23	13,229	20,362	14,813
12/23	13,724	21,340	15,429
1/24	13,401	21,465	14,936
2/24	13,414	22,386	14,925
3/24	13,941	23,089	15,602
4/24	13,691	22,327	15,513
5/24	14,165	23,234	16,466
6/24	13,904	23,752	15,966
7/24	14,306	24,135	16,660
8/24	14,583	24,748	17,419
9/24	14,970	25,323	18,072
10/24	14,591	24,754	17,839
11/24	14,856	25,680	18,434
12/24	14,147	25,072	17,597
1/25	14,413	25,914	17,997
2/25	14,515	25,758	18,008
3/25	14,604	24,740	18,374
4/25	14,604	24,971	19,040
5/25	14,922	26,406	19,855
6/25	15,171	27,592	20,220
7/25	15,094	27,966	20,241
8/25	15,544	28,656	20,626

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.59%	6.94%	4.51%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,445,064,000
Holdings Count | Holding	1,025
Advisory Fees Paid, Amount	$ 20,074,000
InvestmentCompanyPortfolioTurnover	85.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,445,064 Total Number of Portfolio Holdings1,025 Portfolio Turnover Rate 85.9% Total Advisory Fees Paid (amount in thousands)$20,074
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund's Principal Investment Strategies
Material Fund Change Risks Change [Text Block]	and Risks related to natural resources were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000167692
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-3
Trading Symbol	PGDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $14,716	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,498	9,638	9,723
10/15	9,832	10,394	10,187
11/15	9,615	10,308	9,746
12/15	9,383	10,122	9,486
1/16	8,985	9,512	9,411
2/16	8,999	9,446	9,495
3/16	9,425	10,147	10,292
4/16	9,676	10,296	10,527
5/16	9,685	10,309	10,463
6/16	9,837	10,247	10,770
7/16	9,953	10,688	11,067
8/16	9,900	10,724	10,856
9/16	9,989	10,790	11,045
10/16	9,783	10,607	10,731
11/16	9,730	10,688	10,285
12/16	9,885	10,918	10,572
1/17	10,104	11,217	10,712
2/17	10,214	11,532	11,024
3/17	10,214	11,673	11,392
4/17	10,260	11,855	11,582
5/17	10,269	12,116	12,053
6/17	10,278	12,172	12,034
7/17	10,507	12,512	12,430
8/17	10,553	12,560	12,621
9/17	10,580	12,802	12,388
10/17	10,635	13,068	12,503
11/17	10,653	13,321	12,711
12/17	10,829	13,536	12,588
1/18	11,052	14,300	12,730
2/18	10,633	13,699	11,869
3/18	10,670	13,396	11,871
4/18	10,885	13,534	12,159
5/18	10,931	13,551	11,919
6/18	10,913	13,477	12,138
7/18	10,996	13,884	12,351
8/18	10,885	13,993	12,042
9/18	10,866	14,054	11,920
10/18	10,373	13,000	11,446
11/18	10,363	13,191	11,654
12/18	9,922	12,262	11,283
1/19	10,565	13,230	12,264
2/19	10,632	13,584	12,543
3/19	10,776	13,754	12,843
4/19	10,833	14,219	12,993
5/19	10,536	13,375	12,795
6/19	10,920	14,251	13,477
7/19	10,814	14,293	13,205
8/19	10,747	13,954	13,245
9/19	10,872	14,247	13,526
10/19	11,015	14,637	13,729
11/19	11,006	14,995	13,611
12/19	11,359	15,523	14,188
1/20	11,223	15,351	14,411
2/20	10,665	14,111	13,026
3/20	9,129	12,206	10,029
4/20	9,696	13,514	10,973
5/20	9,980	14,102	11,550
6/20	10,136	14,552	11,396
7/20	10,557	15,322	11,732
8/20	10,831	16,260	11,917
9/20	10,606	15,735	11,552
10/20	10,547	15,353	11,423
11/20	11,330	17,245	12,889
12/20	11,746	18,046	13,267
1/21	11,727	17,964	12,980
2/21	11,991	18,380	13,072
3/21	12,217	18,871	13,639
4/21	12,687	19,696	14,117
5/21	12,981	20,003	14,183
6/21	12,951	20,266	13,928
7/21	13,079	20,406	14,056
8/21	13,157	20,917	14,302
9/21	13,115	20,052	14,108
10/21	13,587	21,076	14,614
11/21	13,185	20,569	13,825
12/21	13,710	21,391	14,731
1/22	13,679	20,341	14,577
2/22	13,877	19,815	14,932
3/22	14,482	20,245	15,802
4/22	14,106	18,624	15,279
5/22	14,263	18,646	15,826
6/22	13,012	17,074	14,593
7/22	13,599	18,266	15,168
8/22	13,274	17,594	14,928
9/22	11,922	15,910	13,161
10/22	12,481	16,870	13,821
11/22	13,200	18,178	14,926
12/22	12,798	17,463	14,586
1/23	13,337	18,715	15,313
2/23	12,833	18,178	14,789
3/23	12,944	18,739	15,130
4/23	13,085	19,008	15,518
5/23	12,474	18,805	14,638
6/23	12,825	19,897	15,067
7/23	13,168	20,625	15,363
8/23	12,766	20,048	14,632
9/23	12,295	19,219	13,937
10/23	12,069	18,641	13,513
11/23	12,688	20,362	14,813
12/23	13,149	21,340	15,429
1/24	12,827	21,465	14,936
2/24	12,839	22,386	14,925
3/24	13,343	23,089	15,602
4/24	13,103	22,327	15,513
5/24	13,535	23,234	16,466
6/24	13,279	23,752	15,966
7/24	13,618	24,135	16,660
8/24	13,884	24,748	17,419
9/24	14,235	25,323	18,072
10/24	13,860	24,754	17,839
11/24	14,114	25,680	18,434
12/24	13,440	25,072	17,597
1/25	13,683	25,914	17,997
2/25	13,780	25,758	18,008
3/25	13,848	24,740	18,374
4/25	13,848	24,971	19,040
5/25	14,140	26,406	19,855
6/25	14,373	27,592	20,220
7/25	14,299	27,966	20,241
8/25	14,716	28,656	20,626

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-3 Shares	5.99%	6.32%	3.94%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

Performance Inception Date	Mar. 16, 2010
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,445,064,000
Holdings Count | Holding	1,025
Advisory Fees Paid, Amount	$ 20,074,000
InvestmentCompanyPortfolioTurnover	85.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,445,064 Total Number of Portfolio Holdings1,025 Portfolio Turnover Rate 85.9% Total Advisory Fees Paid (amount in thousands)$20,074
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund's Principal Investment Strategies
Material Fund Change Risks Change [Text Block]	and Risks related to natural resources were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000150253
Shareholder Report [Line Items]
Fund Name	Diversified Real Asset Fund
Class Name	R-6
Trading Symbol	PDARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Real Asset Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. Asset allocation and manager selection hindered results. Manager selection within infrastructure was a significant detractor. Both active managers suffered from underperforming positions in wireless towers and energy, while Clearbridge Investments was further hampered by an underweight position in airports, and Delaware Investments suffered acutely from poor stock selection within utilities. Style selection within infrastructure, specifically tactical exposures to infrastructure development and energy infrastructure ETFs, was a further detriment. In natural resources, Newton Investment Management suffered from weak stock selection within fertilizers, as well as having no exposure to rallying gold miners. An overweight position in energy during a period of falling spot prices also hurt returns. Several positive factors partially offset these challenges: a tactical allocation to gold benefited from strong central bank demand and safe-haven seekers, and manager selection within real estate investment trusts helped due in part to favorable selection within healthcare. Finally, an allocation to bank loans was rewarded. Derivatives had no material impact on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $15,628	MSCI ACWI Index NTR $28,656	S&P Global Infrastructure Index NTR $20,626
8/15	10,000	10,000	10,000
9/15	9,502	9,638	9,723
10/15	9,840	10,394	10,187
11/15	9,627	10,308	9,746
12/15	9,402	10,122	9,486
1/16	9,007	9,512	9,411
2/16	9,025	9,446	9,495
3/16	9,456	10,147	10,292
4/16	9,708	10,296	10,527
5/16	9,717	10,309	10,463
6/16	9,878	10,247	10,770
7/16	9,995	10,688	11,067
8/16	9,950	10,724	10,856
9/16	10,049	10,790	11,045
10/16	9,843	10,607	10,731
11/16	9,798	10,688	10,285
12/16	9,954	10,918	10,572
1/17	10,175	11,217	10,712
2/17	10,295	11,532	11,024
3/17	10,295	11,673	11,392
4/17	10,350	11,855	11,582
5/17	10,368	12,116	12,053
6/17	10,378	12,172	12,034
7/17	10,608	12,512	12,430
8/17	10,663	12,560	12,621
9/17	10,700	12,802	12,388
10/17	10,756	13,068	12,503
11/17	10,783	13,321	12,711
12/17	10,973	13,536	12,588
1/18	11,199	14,300	12,730
2/18	10,784	13,699	11,869
3/18	10,822	13,396	11,871
4/18	11,048	13,534	12,159
5/18	11,105	13,551	11,919
6/18	11,086	13,477	12,138
7/18	11,171	13,884	12,351
8/18	11,067	13,993	12,042
9/18	11,058	14,054	11,920
10/18	10,558	13,000	11,446
11/18	10,549	13,191	11,654
12/18	10,113	12,262	11,283
1/19	10,767	13,230	12,264
2/19	10,835	13,584	12,543
3/19	10,991	13,754	12,843
4/19	11,060	14,219	12,993
5/19	10,757	13,375	12,795
6/19	11,157	14,251	13,477
7/19	11,060	14,293	13,205
8/19	10,991	13,954	13,245
9/19	11,128	14,247	13,526
10/19	11,275	14,637	13,729
11/19	11,275	14,995	13,611
12/19	11,637	15,523	14,188
1/20	11,497	15,351	14,411
2/20	10,927	14,111	13,026
3/20	9,367	12,206	10,029
4/20	9,957	13,514	10,973
5/20	10,247	14,102	11,550
6/20	10,417	14,552	11,396
7/20	10,857	15,322	11,732
8/20	11,137	16,260	11,917
9/20	10,917	15,735	11,552
10/20	10,857	15,353	11,423
11/20	11,667	17,245	12,889
12/20	12,095	18,046	13,267
1/21	12,085	17,964	12,980
2/21	12,366	18,380	13,072
3/21	12,608	18,871	13,639
4/21	13,100	19,696	14,117
5/21	13,402	20,003	14,183
6/21	13,372	20,266	13,928
7/21	13,512	20,406	14,056
8/21	13,603	20,917	14,302
9/21	13,568	20,052	14,108
10/21	14,064	21,076	14,614
11/21	13,651	20,569	13,825
12/21	14,202	21,391	14,731
1/22	14,181	20,341	14,577
2/22	14,385	19,815	14,932
3/22	15,015	20,245	15,802
4/22	14,648	18,624	15,279
5/22	14,810	18,646	15,826
6/22	13,517	17,074	14,593
7/22	14,136	18,266	15,168
8/22	13,800	17,594	14,928
9/22	12,408	15,910	13,161
10/22	12,987	16,870	13,821
11/22	13,754	18,178	14,926
12/22	13,335	17,463	14,586
1/23	13,893	18,715	15,313
2/23	13,383	18,178	14,789
3/23	13,503	18,739	15,130
4/23	13,662	19,008	15,518
5/23	13,027	18,805	14,638
6/23	13,411	19,897	15,067
7/23	13,768	20,625	15,363
8/23	13,350	20,048	14,632
9/23	12,867	19,219	13,937
10/23	12,632	18,641	13,513
11/23	13,288	20,362	14,813
12/23	13,775	21,340	15,429
1/24	13,451	21,465	14,936
2/24	13,464	22,386	14,925
3/24	14,007	23,089	15,602
4/24	13,757	22,327	15,513
5/24	14,220	23,234	16,466
6/24	13,960	23,752	15,966
7/24	14,377	24,135	16,660
8/24	14,655	24,748	17,419
9/24	15,033	25,323	18,072
10/24	14,652	24,754	17,839
11/24	14,918	25,680	18,434
12/24	14,207	25,072	17,597
1/25	14,475	25,914	17,997
2/25	14,577	25,758	18,008
3/25	14,668	24,740	18,374
4/25	14,668	24,971	19,040
5/25	14,988	26,406	19,855
6/25	15,253	27,592	20,220
7/25	15,176	27,966	20,241
8/25	15,628	28,656	20,626

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-6 Shares	6.64%	7.01%	4.57%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
S&P Global Infrastructure Index NTR	18.41%	11.60%	7.51%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Real Asset Index (Linked). The largest component of the blended benchmark, S&P Global Infrastructure Index NTR, is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Real Asset Index (Linked) are as follows: 30% S&P Global Infrastructure Index NTR, 25% FTSE EPRA/NAREIT Developed Markets Index NTR, 15% S&P Global Natural Resources Index NTR, 15% Bloomberg Commodity Index TR, and 15% Bloomberg U.S. Treasury TIPS Index.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 2,445,064,000
Holdings Count | Holding	1,025
Advisory Fees Paid, Amount	$ 20,074,000
InvestmentCompanyPortfolioTurnover	85.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,445,064 Total Number of Portfolio Holdings1,025 Portfolio Turnover Rate 85.9% Total Advisory Fees Paid (amount in thousands)$20,074
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	66.19%
U.S. Government & Government Agency Obligations	20.00%
Investment Companies	10.89%
Senior Floating Rate Interests	3.72%
Bonds	0.76%
Preferred Stocks	0.18%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	25.72%
Government	19.47%
Utilities	14.59%
Energy	9.75%
Industrial	8.89%
Exchange-Traded Funds	8.34%
Basic Materials	5.41%
Consumer, Non-cyclical	3.29%
Money Market Funds	2.41%
Mortgage Securities	1.18%
Communications	0.94%
Consumer, Cyclical	0.85%
Technology	0.69%
Closed-End Funds	0.14%
Asset Backed Securities	0.07%
Purchased Options	0.00%
Purchased Interest Rate Swaptions	0.00%
Other Assets and LiabilitiesFootnote Reference*	(1.74)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 16, 2025, the Fund's Principal Investment Strategies and Risks related to natural resources were updated.

Material Fund Change Strategies [Text Block]	Effective June 16, 2025, the Fund's Principal Investment Strategies
Material Fund Change Risks Change [Text Block]	and Risks related to natural resources were updated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000208088
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Class A
Trading Symbol	PEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $24,878	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	9,452	10,000	10,000
9/15	9,574	10,188	10,000
10/15	10,007	10,993	10,620
11/15	10,051	11,054	10,647
12/15	9,606	10,827	10,362
1/16	9,414	10,216	9,683
2/16	9,620	10,213	9,792
3/16	10,517	10,932	10,594
4/16	10,807	11,000	10,706
5/16	10,983	11,196	10,882
6/16	11,160	11,219	10,931
7/16	11,515	11,665	11,430
8/16	11,578	11,694	11,402
9/16	11,432	11,713	11,425
10/16	11,050	11,459	11,062
11/16	11,528	11,972	11,659
12/16	11,907	12,206	11,791
1/17	12,100	12,436	12,076
2/17	12,441	12,898	12,418
3/17	12,358	12,907	12,398
4/17	12,600	13,044	12,494
5/17	12,458	13,177	12,608
6/17	12,591	13,296	12,733
7/17	12,616	13,547	12,921
8/17	12,395	13,573	12,820
9/17	12,922	13,904	13,176
10/17	12,927	14,207	13,395
11/17	13,404	14,639	13,846
12/17	13,518	14,785	13,975
1/18	14,049	15,564	14,501
2/18	13,360	14,991	13,902
3/18	13,496	14,690	13,911
4/18	13,582	14,746	13,889
5/18	14,054	15,162	14,205
6/18	14,268	15,261	14,303
7/18	14,661	15,767	14,659
8/18	14,894	16,321	15,114
9/18	14,662	16,348	15,018
10/18	13,436	15,144	13,770
11/18	13,949	15,448	14,108
12/18	12,667	14,010	12,709
1/19	14,063	15,213	14,080
2/19	14,464	15,748	14,685
3/19	14,549	15,978	14,811
4/19	15,183	16,616	15,374
5/19	14,137	15,540	14,431
6/19	15,120	16,632	15,422
7/19	15,532	16,879	15,642
8/19	15,226	16,535	15,197
9/19	15,881	16,825	15,496
10/19	16,082	17,187	15,659
11/19	16,431	17,841	16,219
12/19	16,914	18,356	16,591
1/20	16,518	18,336	16,458
2/20	14,870	16,835	15,028
3/20	12,056	14,520	12,099
4/20	13,749	16,442	13,837
5/20	14,639	17,322	14,810
6/20	15,023	17,718	15,077
7/20	15,837	18,724	15,962
8/20	16,221	20,080	16,523
9/20	15,672	19,349	16,201
10/20	15,936	18,932	16,305
11/20	17,914	21,235	18,558
12/20	18,616	22,190	19,428
1/21	18,029	22,091	19,376
2/21	18,731	22,782	20,455
3/21	19,561	23,598	21,009
4/21	20,862	24,815	22,080
5/21	21,081	24,928	22,257
6/21	20,978	25,543	22,585
7/21	21,358	25,975	22,758
8/21	21,438	26,715	23,337
9/21	20,425	25,517	22,375
10/21	21,438	27,242	23,706
11/21	21,093	26,828	22,881
12/21	22,524	27,884	23,815
1/22	20,826	26,244	22,061
2/22	20,363	25,582	21,902
3/22	20,718	26,412	22,463
4/22	19,189	24,042	20,733
5/22	19,606	24,010	20,749
6/22	17,785	22,001	18,678
7/22	19,591	24,065	20,522
8/22	18,448	23,167	19,878
9/22	16,688	21,019	18,036
10/22	18,263	22,743	19,637
11/22	19,792	23,930	20,817
12/22	18,886	22,528	19,692
1/23	20,343	24,080	21,327
2/23	19,686	23,517	20,810
3/23	19,490	24,146	20,490
4/23	19,544	24,403	20,382
5/23	19,046	24,498	19,813
6/23	20,450	26,171	21,466
7/23	21,267	27,109	22,317
8/23	20,699	26,586	21,543
9/23	19,704	25,320	20,461
10/23	18,762	24,648	19,439
11/23	20,485	26,947	21,428
12/23	22,237	28,376	23,084
1/24	21,714	28,691	22,755
2/24	22,435	30,244	24,027
3/24	23,048	31,219	25,069
4/24	21,642	29,846	23,715
5/24	22,561	31,256	24,391
6/24	22,399	32,223	24,230
7/24	23,553	32,822	25,372
8/24	23,716	33,537	25,886
9/24	24,130	34,230	26,462
10/24	23,535	33,979	26,319
11/24	25,267	36,239	28,641
12/24	23,466	35,132	26,626
1/25	24,190	36,241	27,759
2/25	23,986	35,546	26,969
3/25	22,853	33,473	25,720
4/25	22,147	33,248	25,454
5/25	23,187	35,356	26,909
6/25	23,967	37,152	27,914
7/25	24,265	37,970	28,432
8/25	24,878	38,849	29,142

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class A Shares Excluding Sales Charge	4.90%	8.93%	10.24%
Class A Shares Including Sales Charge	-0.90%	7.70%	9.62%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 52,899,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 434,000
InvestmentCompanyPortfolioTurnover	16.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$52,899 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.4% Total Advisory Fees Paid (amount in thousands)$434
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000156764
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	Institutional
Trading Symbol	PEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $27,199	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,456	11,000	10,706
5/16	11,646	11,196	10,882
6/16	11,837	11,219	10,931
7/16	12,219	11,665	11,430
8/16	12,289	11,694	11,402
9/16	12,138	11,713	11,425
10/16	11,737	11,459	11,062
11/16	12,249	11,972	11,659
12/16	12,656	12,206	11,791
1/17	12,866	12,436	12,076
2/17	13,233	12,898	12,418
3/17	13,149	12,907	12,398
4/17	13,411	13,044	12,494
5/17	13,265	13,177	12,608
6/17	13,411	13,296	12,733
7/17	13,443	13,547	12,921
8/17	13,212	13,573	12,820
9/17	13,778	13,904	13,176
10/17	13,789	14,207	13,395
11/17	14,303	14,639	13,846
12/17	14,429	14,785	13,975
1/18	15,001	15,564	14,501
2/18	14,270	14,991	13,902
3/18	14,418	14,690	13,911
4/18	14,514	14,746	13,889
5/18	15,022	15,162	14,205
6/18	15,255	15,261	14,303
7/18	15,679	15,767	14,659
8/18	15,932	16,321	15,114
9/18	15,687	16,348	15,018
10/18	14,380	15,144	13,770
11/18	14,933	15,448	14,108
12/18	13,564	14,010	12,709
1/19	15,058	15,213	14,080
2/19	15,488	15,748	14,685
3/19	15,579	15,978	14,811
4/19	16,258	16,616	15,374
5/19	15,137	15,540	14,431
6/19	16,201	16,632	15,422
7/19	16,654	16,879	15,642
8/19	16,326	16,535	15,197
9/19	17,028	16,825	15,496
10/19	17,254	17,187	15,659
11/19	17,628	17,841	16,219
12/19	18,159	18,356	16,591
1/20	17,746	18,336	16,458
2/20	15,980	16,835	15,028
3/20	12,954	14,520	12,099
4/20	14,779	16,442	13,837
5/20	15,745	17,322	14,810
6/20	16,168	17,718	15,077
7/20	17,040	18,724	15,962
8/20	17,464	20,080	16,523
9/20	16,875	19,349	16,201
10/20	17,158	18,932	16,305
11/20	19,289	21,235	18,558
12/20	20,055	22,190	19,428
1/21	19,424	22,091	19,376
2/21	20,179	22,782	20,455
3/21	21,082	23,598	21,009
4/21	22,505	24,815	22,080
5/21	22,740	24,928	22,257
6/21	22,628	25,543	22,585
7/21	23,061	25,975	22,758
8/21	23,148	26,715	23,337
9/21	22,059	25,517	22,375
10/21	23,160	27,242	23,706
11/21	22,789	26,828	22,881
12/21	24,350	27,884	23,815
1/22	22,525	26,244	22,061
2/22	22,011	25,582	21,902
3/22	22,426	26,412	22,463
4/22	20,751	24,042	20,733
5/22	21,232	24,010	20,749
6/22	19,258	22,001	18,678
7/22	21,215	24,065	20,522
8/22	19,988	23,167	19,878
9/22	18,080	21,019	18,036
10/22	19,788	22,743	19,637
11/22	21,464	23,930	20,817
12/22	20,481	22,528	19,692
1/23	22,087	24,080	21,327
2/23	21,360	23,517	20,810
3/23	21,150	24,146	20,490
4/23	21,207	24,403	20,382
5/23	20,691	24,498	19,813
6/23	22,221	26,171	21,466
7/23	23,101	27,109	22,317
8/23	22,489	26,586	21,543
9/23	21,418	25,320	20,461
10/23	20,404	24,648	19,439
11/23	22,278	26,947	21,428
12/23	24,197	28,376	23,084
1/24	23,632	28,691	22,755
2/24	24,430	30,244	24,027
3/24	25,092	31,219	25,069
4/24	23,554	29,846	23,715
5/24	24,567	31,256	24,391
6/24	24,411	32,223	24,230
7/24	25,676	32,822	25,372
8/24	25,871	33,537	25,886
9/24	26,318	34,230	26,462
10/24	25,676	33,979	26,319
11/24	27,564	36,239	28,641
12/24	25,609	35,132	26,626
1/25	26,414	36,241	27,759
2/25	26,193	35,546	26,969
3/25	24,966	33,473	25,720
4/25	24,201	33,248	25,454
5/25	25,348	35,356	26,909
6/25	26,213	37,152	27,914
7/25	26,535	37,970	28,432
8/25	27,199	38,849	29,142

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Institutional Shares	5.13%	9.27%	10.61%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 52,899,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 434,000
InvestmentCompanyPortfolioTurnover	16.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$52,899 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.4% Total Advisory Fees Paid (amount in thousands)$434
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176334
Shareholder Report [Line Items]
Fund Name	Edge MidCap Fund
Class Name	R-6
Trading Symbol	PEDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Edge MidCap Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations. It invests in real estate investment trust securities. The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Cloudflare Inc (NET) contributed to results due to investor enthusiasm about artificial intelligence (AI) and robust demand, particularly from AI customers. Live Nation Entertainment Inc (LYV) produces live concerts and sells tickets for leading arenas, stadiums, professional sports franchises and leagues, college sports teams, performing arts venues, museums, and theaters.  The company outperformed as business fundamentals remained very strong despite regulatory risk and the company continued to see strong growth in concerts and sponsorships/advertising.  Monolithic Power Systems Inc (MPWR) beat expectations and gave revenue guidance that was significantly above consensus, driven by strength across personal computers, storage and memory. Not owning Palantir Technologies Inc (PLTR) detracted from results during the year. Bio-Techne Corporation (TECH) lagged as investors worried about weaker U.S. academic/National Institutes of Health (NIH ) funding, slower biotech funding, increased China uncertainty and tariffs.  Finally, Universal Health Services Inc (UHS) lagged as hospitals were pressured during the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $27,595	Russell 3000 Index $38,849	Russell MidCap Index $29,142
9/15	10,000	10,000	10,000
9/15	10,130	10,188	10,000
10/15	10,590	10,993	10,620
11/15	10,640	11,054	10,647
12/15	10,171	10,827	10,362
1/16	9,970	10,216	9,683
2/16	10,191	10,213	9,792
3/16	11,144	10,932	10,594
4/16	11,455	11,000	10,706
5/16	11,645	11,196	10,882
6/16	11,835	11,219	10,931
7/16	12,216	11,665	11,430
8/16	12,286	11,694	11,402
9/16	12,135	11,713	11,425
10/16	11,733	11,459	11,062
11/16	12,244	11,972	11,659
12/16	12,650	12,206	11,791
1/17	12,860	12,436	12,076
2/17	13,216	12,898	12,418
3/17	13,143	12,907	12,398
4/17	13,394	13,044	12,494
5/17	13,248	13,177	12,608
6/17	13,405	13,296	12,733
7/17	13,468	13,547	12,921
8/17	13,290	13,573	12,820
9/17	13,856	13,904	13,176
10/17	13,866	14,207	13,395
11/17	14,390	14,639	13,846
12/17	14,519	14,785	13,975
1/18	15,083	15,564	14,501
2/18	14,359	14,991	13,902
3/18	14,508	14,690	13,911
4/18	14,604	14,746	13,889
5/18	15,125	15,162	14,205
6/18	15,349	15,261	14,303
7/18	15,774	15,767	14,659
8/18	16,039	16,321	15,114
9/18	15,793	16,348	15,018
10/18	14,470	15,144	13,770
11/18	15,046	15,448	14,108
12/18	13,651	14,010	12,709
1/19	15,175	15,213	14,080
2/19	15,596	15,748	14,685
3/19	15,698	15,978	14,811
4/19	16,381	16,616	15,374
5/19	15,255	15,540	14,431
6/19	16,324	16,632	15,422
7/19	16,790	16,879	15,642
8/19	16,449	16,535	15,197
9/19	17,166	16,825	15,496
10/19	17,393	17,187	15,659
11/19	17,780	17,841	16,219
12/19	18,305	18,356	16,591
1/20	17,891	18,336	16,458
2/20	16,115	16,835	15,028
3/20	13,060	14,520	12,099
4/20	14,907	16,442	13,837
5/20	15,878	17,322	14,810
6/20	16,304	17,718	15,077
7/20	17,192	18,724	15,962
8/20	17,618	20,080	16,523
9/20	17,026	19,349	16,201
10/20	17,322	18,932	16,305
11/20	19,465	21,235	18,558
12/20	20,239	22,190	19,428
1/21	19,604	22,091	19,376
2/21	20,376	22,782	20,455
3/21	21,285	23,598	21,009
4/21	22,716	24,815	22,080
5/21	22,965	24,928	22,257
6/21	22,853	25,543	22,585
7/21	23,289	25,975	22,758
8/21	23,376	26,715	23,337
9/21	22,280	25,517	22,375
10/21	23,401	27,242	23,706
11/21	23,027	26,828	22,881
12/21	24,600	27,884	23,815
1/22	22,764	26,244	22,061
2/22	22,247	25,582	21,902
3/22	22,664	26,412	22,463
4/22	20,979	24,042	20,733
5/22	21,463	24,010	20,749
6/22	19,460	22,001	18,678
7/22	21,446	24,065	20,522
8/22	20,211	23,167	19,878
9/22	18,275	21,019	18,036
10/22	20,011	22,743	19,637
11/22	21,713	23,930	20,817
12/22	20,710	22,528	19,692
1/23	22,327	24,080	21,327
2/23	21,595	23,517	20,810
3/23	21,403	24,146	20,490
4/23	21,460	24,403	20,382
5/23	20,921	24,498	19,813
6/23	22,480	26,171	21,466
7/23	23,385	27,109	22,317
8/23	22,769	26,586	21,543
9/23	21,672	25,320	20,461
10/23	20,652	24,648	19,439
11/23	22,538	26,947	21,428
12/23	24,491	28,376	23,084
1/24	23,942	28,691	22,755
2/24	24,746	30,244	24,027
3/24	25,413	31,219	25,069
4/24	23,864	29,846	23,715
5/24	24,883	31,256	24,391
6/24	24,707	32,223	24,230
7/24	26,001	32,822	25,372
8/24	26,197	33,537	25,886
9/24	26,648	34,230	26,462
10/24	26,021	33,979	26,319
11/24	27,942	36,239	28,641
12/24	25,953	35,132	26,626
1/25	26,764	36,241	27,759
2/25	26,541	35,546	26,969
3/25	25,304	33,473	25,720
4/25	24,534	33,248	25,454
5/25	25,689	35,356	26,909
6/25	26,581	37,152	27,914
7/25	26,906	37,970	28,432
8/25	27,595	38,849	29,142

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
R-6 Shares	5.34%	9.39%	10.77%
Russell 3000 Index	15.84%	14.11%	14.65%
Russell MidCap Index	12.58%	12.02%	11.38%

Performance Inception Date	Sep. 28, 2015
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 52,899,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 434,000
InvestmentCompanyPortfolioTurnover	16.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$52,899 Total Number of Portfolio Holdings48 Portfolio Turnover Rate 16.4% Total Advisory Fees Paid (amount in thousands)$434
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.40%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	20.45%
Industrial	17.88%
Consumer, Cyclical	17.28%
Consumer, Non-cyclical	14.80%
Technology	13.18%
Utilities	6.67%
Energy	5.58%
Basic Materials	2.62%
Money Market Funds	1.40%
Communications	0.26%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

On May 15, 2025, the Fund's Board of Directors approved the acquisition of the assets of Edge MidCap Fund by the MidCap Fund. The merger was effective on September 19, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000104712
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Class A
Trading Symbol	PMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.78%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $13,931	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	9,621	10,000	10,000
9/15	9,541	9,638	9,793
10/15	9,621	10,394	9,936
11/15	9,612	10,308	9,864
12/15	9,530	10,122	9,733
1/16	9,431	9,512	9,464
2/16	9,394	9,446	9,434
3/16	9,503	10,147	9,551
4/16	9,521	10,296	9,590
5/16	9,548	10,309	9,634
6/16	9,621	10,247	9,653
7/16	9,720	10,688	9,793
8/16	9,757	10,724	9,809
9/16	9,775	10,790	9,863
10/16	9,711	10,607	9,807
11/16	9,739	10,688	9,892
12/16	9,802	10,918	9,977
1/17	9,893	11,217	10,027
2/17	10,010	11,532	10,140
3/17	10,028	11,673	10,142
4/17	10,047	11,855	10,186
5/17	10,119	12,116	10,210
6/17	10,101	12,172	10,232
7/17	10,210	12,512	10,327
8/17	10,219	12,560	10,357
9/17	10,264	12,802	10,419
10/17	10,346	13,068	10,491
11/17	10,373	13,321	10,498
12/17	10,412	13,536	10,575
1/18	10,552	14,300	10,834
2/18	10,320	13,699	10,571
3/18	10,236	13,396	10,467
4/18	10,245	13,534	10,477
5/18	10,227	13,551	10,505
6/18	10,208	13,477	10,485
7/18	10,292	13,884	10,470
8/18	10,310	13,993	10,517
9/18	10,366	14,054	10,445
10/18	10,134	13,000	10,120
11/18	10,096	13,191	10,058
12/18	9,935	12,262	9,864
1/19	10,122	13,230	10,074
2/19	10,182	13,584	10,138
3/19	10,251	13,754	10,120
4/19	10,349	14,219	10,187
5/19	10,280	13,375	10,118
6/19	10,468	14,251	10,281
7/19	10,507	14,293	10,360
8/19	10,497	13,954	10,400
9/19	10,507	14,247	10,446
10/19	10,537	14,637	10,478
11/19	10,626	14,995	10,586
12/19	10,695	15,523	10,715
1/20	10,685	15,351	10,759
2/20	10,488	14,111	10,604
3/20	9,679	12,206	9,980
4/20	9,925	13,514	10,268
5/20	10,231	14,102	10,416
6/20	10,379	14,552	10,598
7/20	10,626	15,322	10,742
8/20	10,813	16,260	10,907
9/20	10,714	15,735	10,888
10/20	10,655	15,353	10,865
11/20	10,951	17,245	11,171
12/20	11,195	18,046	11,444
1/21	11,155	17,964	11,426
2/21	11,255	18,380	11,599
3/21	11,345	18,871	11,592
4/21	11,565	19,696	11,781
5/21	11,665	20,003	11,826
6/21	11,665	20,266	11,871
7/21	11,675	20,406	11,819
8/21	11,755	20,917	11,899
9/21	11,575	20,052	11,854
10/21	11,685	21,076	11,961
11/21	11,545	20,569	11,806
12/21	11,770	21,391	11,862
1/22	11,750	20,341	11,648
2/22	11,656	19,815	11,675
3/22	11,905	20,245	11,719
4/22	11,770	18,624	11,619
5/22	11,770	18,646	11,470
6/22	11,336	17,074	11,297
7/22	11,480	18,266	11,318
8/22	11,449	17,594	11,431
9/22	11,191	15,910	11,329
10/22	11,470	16,870	11,324
11/22	11,625	18,178	11,334
12/22	11,500	17,463	11,340
1/23	11,743	18,715	11,529
2/23	11,685	18,178	11,481
3/23	11,569	18,739	11,312
4/23	11,662	19,008	11,370
5/23	11,627	18,805	11,339
6/23	11,871	19,897	11,395
7/23	12,010	20,625	11,457
8/23	11,998	20,048	11,508
9/23	11,963	19,219	11,504
10/23	11,859	18,641	11,401
11/23	12,114	20,362	11,519
12/23	12,200	21,340	11,693
1/24	12,331	21,465	11,733
2/24	12,582	22,386	11,828
3/24	12,844	23,089	11,981
4/24	12,725	22,327	11,936
5/24	12,856	23,234	11,985
6/24	12,904	23,752	12,023
7/24	12,988	24,135	12,085
8/24	13,035	24,748	12,170
9/24	13,179	25,323	12,297
10/24	13,035	24,754	12,225
11/24	13,250	25,680	12,292
12/24	13,230	25,072	12,301
1/25	13,412	25,914	12,427
2/25	13,448	25,758	12,459
3/25	13,279	24,740	12,392
4/25	13,206	24,971	12,319
5/25	13,388	26,406	12,458
6/25	13,629	27,592	12,582
7/25	13,726	27,966	12,673
8/25	13,931	28,656	12,815

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.87%	5.20%	3.77%
Class A Shares Including Sales Charge	2.82%	4.39%	3.37%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 429,552,000
Holdings Count | Holding	2,238
Advisory Fees Paid, Amount	$ 5,316,000
InvestmentCompanyPortfolioTurnover	138.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$429,552 Total Number of Portfolio Holdings2,238 Portfolio Turnover Rate 138.7% Total Advisory Fees Paid (amount in thousands)$5,316
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000104714
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	Institutional
Trading Symbol	PSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,092	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	10,000	10,000	10,000
9/15	9,927	9,638	9,793
10/15	10,009	10,394	9,936
11/15	10,009	10,308	9,864
12/15	9,918	10,122	9,733
1/16	9,824	9,512	9,464
2/16	9,786	9,446	9,434
3/16	9,899	10,147	9,551
4/16	9,927	10,296	9,590
5/16	9,955	10,309	9,634
6/16	10,030	10,247	9,653
7/16	10,143	10,688	9,793
8/16	10,180	10,724	9,809
9/16	10,199	10,790	9,863
10/16	10,133	10,607	9,807
11/16	10,171	10,688	9,892
12/16	10,242	10,918	9,977
1/17	10,336	11,217	10,027
2/17	10,458	11,532	10,140
3/17	10,477	11,673	10,142
4/17	10,505	11,855	10,186
5/17	10,580	12,116	10,210
6/17	10,562	12,172	10,232
7/17	10,684	12,512	10,327
8/17	10,693	12,560	10,357
9/17	10,749	12,802	10,419
10/17	10,834	13,068	10,491
11/17	10,862	13,321	10,498
12/17	10,918	13,536	10,575
1/18	11,062	14,300	10,834
2/18	10,821	13,699	10,571
3/18	10,734	13,396	10,467
4/18	10,753	13,534	10,477
5/18	10,734	13,551	10,505
6/18	10,724	13,477	10,485
7/18	10,811	13,884	10,470
8/18	10,831	13,993	10,517
9/18	10,889	14,054	10,445
10/18	10,657	13,000	10,120
11/18	10,608	13,191	10,058
12/18	10,445	12,262	9,864
1/19	10,651	13,230	10,074
2/19	10,723	13,584	10,138
3/19	10,785	13,754	10,120
4/19	10,898	14,219	10,187
5/19	10,826	13,375	10,118
6/19	11,032	14,251	10,281
7/19	11,073	14,293	10,360
8/19	11,073	13,954	10,400
9/19	11,083	14,247	10,446
10/19	11,114	14,637	10,478
11/19	11,217	14,995	10,586
12/19	11,299	15,523	10,715
1/20	11,289	15,351	10,759
2/20	11,093	14,111	10,604
3/20	10,229	12,206	9,980
4/20	10,497	13,514	10,268
5/20	10,836	14,102	10,416
6/20	10,990	14,552	10,598
7/20	11,248	15,322	10,742
8/20	11,454	16,260	10,907
9/20	11,361	15,735	10,888
10/20	11,299	15,353	10,865
11/20	11,618	17,245	11,171
12/20	11,877	18,046	11,444
1/21	11,845	17,964	11,426
2/21	11,950	18,380	11,599
3/21	12,054	18,871	11,592
4/21	12,285	19,696	11,781
5/21	12,410	20,003	11,826
6/21	12,410	20,266	11,871
7/21	12,421	20,406	11,819
8/21	12,515	20,917	11,899
9/21	12,327	20,052	11,854
10/21	12,452	21,076	11,961
11/21	12,306	20,569	11,806
12/21	12,546	21,391	11,862
1/22	12,535	20,341	11,648
2/22	12,437	19,815	11,675
3/22	12,709	20,245	11,719
4/22	12,568	18,624	11,619
5/22	12,578	18,646	11,470
6/22	12,121	17,074	11,297
7/22	12,274	18,266	11,318
8/22	12,241	17,594	11,431
9/22	11,969	15,910	11,329
10/22	12,284	16,870	11,324
11/22	12,437	18,178	11,334
12/22	12,321	17,463	11,340
1/23	12,578	18,715	11,529
2/23	12,529	18,178	11,481
3/23	12,407	18,739	11,312
4/23	12,517	19,008	11,370
5/23	12,480	18,805	11,339
6/23	12,749	19,897	11,395
7/23	12,895	20,625	11,457
8/23	12,895	20,048	11,508
9/23	12,871	19,219	11,504
10/23	12,761	18,641	11,401
11/23	13,030	20,362	11,519
12/23	13,132	21,340	11,693
1/24	13,284	21,465	11,733
2/24	13,549	22,386	11,828
3/24	13,840	23,089	11,981
4/24	13,713	22,327	11,936
5/24	13,865	23,234	11,985
6/24	13,916	23,752	12,023
7/24	14,017	24,135	12,085
8/24	14,067	24,748	12,170
9/24	14,232	25,323	12,297
10/24	14,080	24,754	12,225
11/24	14,320	25,680	12,292
12/24	14,296	25,072	12,301
1/25	14,501	25,914	12,427
2/25	14,540	25,758	12,459
3/25	14,360	24,740	12,392
4/25	14,296	24,971	12,319
5/25	14,489	26,406	12,458
6/25	14,758	27,592	12,582
7/25	14,861	27,966	12,673
8/25	15,092	28,656	12,815

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	7.29%	5.67%	4.20%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 429,552,000
Holdings Count | Holding	2,238
Advisory Fees Paid, Amount	$ 5,316,000
InvestmentCompanyPortfolioTurnover	138.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$429,552 Total Number of Portfolio Holdings2,238 Portfolio Turnover Rate 138.7% Total Advisory Fees Paid (amount in thousands)$5,316
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.43% to 1.39%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 1.43% to 1.39%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000190071
Shareholder Report [Line Items]
Fund Name	Global Multi-Strategy Fund
Class Name	R-6
Trading Symbol	PGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Multi-Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries. The Fund’s largest contributors were its equity hedge sleeves managed by Gotham Asset Management (“Gotham”) and Los Angeles Capital Management (“LA Capital”). LA Capital delivered admirable returns, led by positive stock selection in materials and consumer staples. Gotham owns large cap quality stocks with high free cash flow; performance benefited from stock selection in technology and communications. The emerging market debt relative value sleeve managed by Principal Finisterre, an investment team within Principal Global Investors (“Finisterre”), was also a large contributor. Emerging market debt gained over the year, and Finisterre outperformed, making profits across every region. The credit relative value sleeve managed by Loomis Sayles & Company also contributed; performance was driven by investment grade corporate bonds, securitized debt, and high yield debt. The Fund’s sole detractor was the systematic global macro sleeve managed by Graham Capital Management (“Graham”). Graham’s strategy can be volatile but helps as a portfolio diversifier. The Fund and its subadvisors use derivatives to gain exposure to asset classes as well as to reduce portfolio risk.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $15,147	MSCI ACWI Index NTR $28,656	HFRX Global Hedge Fund Index $12,815
8/15	10,000	10,000	10,000
9/15	9,927	9,638	9,793
10/15	10,009	10,394	9,936
11/15	10,009	10,308	9,864
12/15	9,918	10,122	9,733
1/16	9,824	9,512	9,464
2/16	9,786	9,446	9,434
3/16	9,899	10,147	9,551
4/16	9,927	10,296	9,590
5/16	9,955	10,309	9,634
6/16	10,030	10,247	9,653
7/16	10,143	10,688	9,793
8/16	10,180	10,724	9,809
9/16	10,199	10,790	9,863
10/16	10,133	10,607	9,807
11/16	10,171	10,688	9,892
12/16	10,242	10,918	9,977
1/17	10,336	11,217	10,027
2/17	10,458	11,532	10,140
3/17	10,477	11,673	10,142
4/17	10,505	11,855	10,186
5/17	10,580	12,116	10,210
6/17	10,571	12,172	10,232
7/17	10,684	12,512	10,327
8/17	10,703	12,560	10,357
9/17	10,749	12,802	10,419
10/17	10,843	13,068	10,491
11/17	10,872	13,321	10,498
12/17	10,914	13,536	10,575
1/18	11,069	14,300	10,834
2/18	10,817	13,699	10,571
3/18	10,740	13,396	10,467
4/18	10,750	13,534	10,477
5/18	10,730	13,551	10,505
6/18	10,721	13,477	10,485
7/18	10,817	13,884	10,470
8/18	10,837	13,993	10,517
9/18	10,895	14,054	10,445
10/18	10,663	13,000	10,120
11/18	10,614	13,191	10,058
12/18	10,455	12,262	9,864
1/19	10,661	13,230	10,074
2/19	10,723	13,584	10,138
3/19	10,796	13,754	10,120
4/19	10,909	14,219	10,187
5/19	10,837	13,375	10,118
6/19	11,043	14,251	10,281
7/19	11,084	14,293	10,360
8/19	11,084	13,954	10,400
9/19	11,105	14,247	10,446
10/19	11,136	14,637	10,478
11/19	11,229	14,995	10,586
12/19	11,311	15,523	10,715
1/20	11,301	15,351	10,759
2/20	11,105	14,111	10,604
3/20	10,249	12,206	9,980
4/20	10,517	13,514	10,268
5/20	10,847	14,102	10,416
6/20	11,012	14,552	10,598
7/20	11,270	15,322	10,742
8/20	11,466	16,260	10,907
9/20	11,373	15,735	10,888
10/20	11,311	15,353	10,865
11/20	11,641	17,245	11,171
12/20	11,901	18,046	11,444
1/21	11,859	17,964	11,426
2/21	11,974	18,380	11,599
3/21	12,069	18,871	11,592
4/21	12,310	19,696	11,781
5/21	12,425	20,003	11,826
6/21	12,436	20,266	11,871
7/21	12,446	20,406	11,819
8/21	12,540	20,917	11,899
9/21	12,352	20,052	11,854
10/21	12,478	21,076	11,961
11/21	12,331	20,569	11,806
12/21	12,571	21,391	11,862
1/22	12,561	20,341	11,648
2/22	12,462	19,815	11,675
3/22	12,735	20,245	11,719
4/22	12,604	18,624	11,619
5/22	12,604	18,646	11,470
6/22	12,146	17,074	11,297
7/22	12,299	18,266	11,318
8/22	12,277	17,594	11,431
9/22	12,004	15,910	11,329
10/22	12,310	16,870	11,324
11/22	12,473	18,178	11,334
12/22	12,358	17,463	11,340
1/23	12,615	18,715	11,529
2/23	12,566	18,178	11,481
3/23	12,444	18,739	11,312
4/23	12,554	19,008	11,370
5/23	12,517	18,805	11,339
6/23	12,786	19,897	11,395
7/23	12,933	20,625	11,457
8/23	12,933	20,048	11,508
9/23	12,909	19,219	11,504
10/23	12,799	18,641	11,401
11/23	13,068	20,362	11,519
12/23	13,170	21,340	11,693
1/24	13,322	21,465	11,733
2/24	13,588	22,386	11,828
3/24	13,880	23,089	11,981
4/24	13,766	22,327	11,936
5/24	13,905	23,234	11,985
6/24	13,968	23,752	12,023
7/24	14,057	24,135	12,085
8/24	14,107	24,748	12,170
9/24	14,285	25,323	12,297
10/24	14,133	24,754	12,225
11/24	14,373	25,680	12,292
12/24	14,349	25,072	12,301
1/25	14,555	25,914	12,427
2/25	14,594	25,758	12,459
3/25	14,414	24,740	12,392
4/25	14,349	24,971	12,319
5/25	14,555	26,406	12,458
6/25	14,826	27,592	12,582
7/25	14,929	27,966	12,673
8/25	15,147	28,656	12,815

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	7.37%	5.73%	4.24%
MSCI ACWI Index NTR	15.79%	12.00%	11.10%
HFRX Global Hedge Fund Index	5.30%	3.28%	2.51%

Performance Inception Date	Oct. 24, 2011
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The HFRX Global Hedge Fund Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 429,552,000
Holdings Count | Holding	2,238
Advisory Fees Paid, Amount	$ 5,316,000
InvestmentCompanyPortfolioTurnover	138.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$429,552 Total Number of Portfolio Holdings2,238 Portfolio Turnover Rate 138.7% Total Advisory Fees Paid (amount in thousands)$5,316
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	35.07%
Bonds	33.62%
Investment Companies	21.83%
U.S. Government & Government Agency Obligations	3.19%
Convertible Bonds	0.75%
Senior Floating Rate Interests	0.33%
Preferred Stocks	0.13%
Purchased Options	0.03%
Convertible Preferred Stocks	0.03%
Other Assets and LiabilitiesFootnote Reference*Footnote Reference†	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives
Footnote†	Includes short sales

Geographic Allocation

Top Locations	Percent of Net Assets
United States	41.05%
Canada	6.50%
Japan	2.12%
Cayman Islands	2.02%
Mexico	1.67%
United Kingdom	1.44%
Israel	1.23%
Netherlands	1.05%
Luxembourg	0.97%
Supranational	0.91%
Colombia	0.87%
South Africa	0.86%
Brazil	0.74%
Egypt	0.58%
Hungary	0.56%
Ireland	0.56%
Peru	0.55%
Turkey	0.53%
Australia	0.49%
Germany	0.47%
Other LocationsFootnote Reference*	29.81%
Other Assets and LiabilitiesFootnote Reference†Footnote Reference‡	5.02%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives
Footnote‡	Includes short sales

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Class R-6 "Other Expenses" from 0.02% to 0.04%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Class R-6 "Other Expenses" from 0.02% to 0.04%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 1.36% on the first $2 billion of net assets, 1.30% on the next $2 billion of net assets, and 1.25% on net assets over $4 billion to 1.21% on the first $500 million of net assets, 1.19% on the next $500 million of net assets, 1.17% on the next $500 million of net assets, and 1.16% on net assets over $1.5 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000237990
Shareholder Report [Line Items]
Fund Name	Global Listed Infrastructure Fund
Class Name	Institutional
Trading Symbol	PGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Listed Infrastructure Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to achieve total return by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies. It invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in Real Estate Investment Trusts ("REITs") but only those REITs that are engaged in the development, operation, or management of infrastructure assets. It is non-diversified. The Fund’s investments outperformed the FTSE Global Core Infrastructure 50/50 Index over the year, attributed to strong stock selection. An underweight to a Thailand airports company pressured by liquidity challenges and reduced Chinese tourist traffic stemming from safety concerns was beneficial. Meanwhile, an overweight to Beijing airports captured a rebound in international travel and supportive policy measures in China. Not holding an Indian port operator added value, as the stock declined following a market reassessment of its valuation after a period of strength. An overweight to a Chinese electric utility contributed as investor sentiment improved, driven by solid fundamentals and a policy-led inflection. Overweights to North American electric utilities was also a main contributor, with these stocks performing well due to favorable regulatory outcomes and strong demand trends and growth drivers—particularly related to data center demand and industrial reshoring. A main detractor was an overweight to a European renewable energy company, which sold off amid ongoing U.S. renewables policy uncertainty and concerns around balance sheet strength.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $13,406	MSCI ACWI Index NTR $17,212	FTSE Global Core Infrastructure 50/50 Net Tax Index $12,476
9/22	10,000	10,000	10,000
9/22	9,470	9,556	9,187
10/22	9,950	10,132	9,496
11/22	11,000	10,918	10,241
12/22	10,749	10,489	10,015
1/23	11,093	11,240	10,275
2/23	10,648	10,918	9,782
3/23	11,043	11,255	10,070
4/23	11,296	11,417	10,285
5/23	10,739	11,294	9,760
6/23	11,043	11,950	10,035
7/23	11,225	12,388	10,244
8/23	10,526	12,041	9,686
9/23	10,000	11,543	9,234
10/23	10,000	11,196	9,074
11/23	10,860	12,230	9,804
12/23	11,269	12,817	10,236
1/24	10,832	12,892	9,986
2/24	10,919	13,446	10,052
3/24	11,247	13,868	10,395
4/24	11,007	13,410	10,255
5/24	11,738	13,955	10,759
6/24	11,323	14,266	10,471
7/24	11,989	14,496	11,140
8/24	12,381	14,864	11,575
9/24	12,905	15,209	11,894
10/24	12,425	14,868	11,579
11/24	12,621	15,424	11,907
12/24	11,950	15,059	11,211
1/25	11,927	15,564	11,297
2/25	12,204	15,471	11,513
3/25	12,631	14,859	11,751
4/25	13,198	14,998	11,947
5/25	13,360	15,860	12,145
6/25	13,406	16,572	12,254
7/25	13,267	16,797	12,292
8/25	13,406	17,212	12,476

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Institutional Shares	8.28%	10.48%
MSCI ACWI Index NTR	15.79%	20.29%
FTSE Global Core Infrastructure 50/50 Net Tax Index	7.78%	7.81%

Performance Inception Date	Sep. 22, 2022
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 123,464,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 269,000
InvestmentCompanyPortfolioTurnover	36.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$123,464 Total Number of Portfolio Holdings40 Portfolio Turnover Rate 36.7% Total Advisory Fees Paid (amount in thousands)$269
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.72%
Investment Companies	3.77%
Other Assets and Liabilities	(1.49)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United States	52.25%
Canada	8.98%
United Kingdom	6.98%
Australia	5.69%
Brazil	5.63%
China	4.76%
France	2.91%
Spain	2.91%
Belgium	2.55%
Hong Kong	1.92%
Italy	1.48%
India	1.16%
Indonesia	0.50%
Other LocationsFootnote Reference*	3.77%
Other Assets and Liabilities	(1.49)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective June 20, 2025, the Fund changed its name from Global Sustainable Listed Infrastructure Fund to Global Listed Infrastructure Fund and made corresponding material changes to its investment strategies and risks. Effective June 9, 2025, the Manager contractually agreed to waive 0.11% of the Fund's management fees. Effective June 9, 2025, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.88% to 0.65%.

Material Fund Change Name [Text Block]	Effective June 20, 2025, the Fund changed its name from Global Sustainable Listed Infrastructure Fund to Global Listed Infrastructure Fund and made corresponding material changes to its investment strategies and risks.
Material Fund Change Expenses [Text Block]	Effective June 9, 2025, the Manager contractually agreed to waive 0.11% of the Fund's management fees. Effective June 9, 2025, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.88% to 0.65%.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082035
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Institutional
Trading Symbol	PIDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $20,074	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,551	9,492
10/15	10,188	10,234
11/15	10,084	10,075
12/15	9,890	9,939
1/16	9,316	9,221
2/16	9,024	9,052
3/16	9,609	9,641
4/16	9,836	9,920
5/16	9,803	9,830
6/16	9,554	9,500
7/16	9,944	9,981
8/16	9,998	9,988
9/16	10,128	10,111
10/16	9,890	9,904
11/16	9,717	9,707
12/16	9,971	10,039
1/17	10,305	10,330
2/17	10,416	10,478
3/17	10,739	10,766
4/17	11,017	11,040
5/17	11,406	11,445
6/17	11,429	11,425
7/17	11,740	11,755
8/17	11,740	11,750
9/17	12,007	12,042
10/17	12,208	12,225
11/17	12,297	12,354
12/17	12,450	12,552
1/18	13,095	13,181
2/18	12,427	12,586
3/18	12,346	12,360
4/18	12,542	12,642
5/18	12,289	12,358
6/18	12,116	12,207
7/18	12,450	12,507
8/18	12,173	12,266
9/18	12,277	12,372
10/18	11,298	11,387
11/18	11,333	11,373
12/18	10,762	10,821
1/19	11,457	11,532
2/19	11,720	11,826
3/19	11,828	11,901
4/19	12,187	12,235
5/19	11,564	11,648
6/19	12,247	12,339
7/19	11,995	12,182
8/19	11,768	11,866
9/19	12,115	12,206
10/19	12,534	12,645
11/19	12,678	12,787
12/19	13,066	13,203
1/20	12,719	12,927
2/20	11,754	11,759
3/20	10,047	10,189
4/20	10,703	10,848
5/20	11,272	11,320
6/20	11,643	11,705
7/20	11,866	11,978
8/20	12,447	12,594
9/20	12,162	12,267
10/20	11,680	11,777
11/20	13,412	13,603
12/20	14,080	14,235
1/21	13,890	14,083
2/21	14,232	14,399
3/21	14,561	14,730
4/21	14,991	15,173
5/21	15,536	15,668
6/21	15,320	15,492
7/21	15,447	15,609
8/21	15,688	15,884
9/21	15,168	15,423
10/21	15,624	15,802
11/21	14,915	15,067
12/21	15,638	15,838
1/22	15,039	15,073
2/22	14,586	14,806
3/22	14,573	14,902
4/22	13,627	13,938
5/22	13,880	14,042
6/22	12,641	12,739
7/22	13,294	13,374
8/22	12,508	12,739
9/22	11,336	11,547
10/22	12,002	12,168
11/22	13,640	13,539
12/22	13,385	13,549
1/23	14,535	14,647
2/23	14,083	14,341
3/23	14,522	14,696
4/23	14,933	15,111
5/23	14,344	14,472
6/23	14,974	15,130
7/23	15,385	15,620
8/23	14,782	15,022
9/23	14,248	14,508
10/23	13,809	13,920
11/23	14,987	15,212
12/23	15,775	16,021
1/24	15,703	16,113
2/24	16,159	16,408
3/24	16,685	16,947
4/24	16,144	16,513
5/24	16,998	17,153
6/24	16,628	16,876
7/24	17,112	17,371
8/24	17,695	17,936
9/24	17,823	18,102
10/24	16,856	17,117
11/24	16,813	17,020
12/24	16,336	16,633
1/25	17,125	17,507
2/25	17,661	17,847
3/25	17,632	17,775
4/25	18,332	18,589
5/25	19,166	19,439
6/25	19,657	19,868
7/25	19,166	19,589
8/25	20,074	20,424

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	13.45%	10.03%	7.22%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 692,151,000
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 2,436,000
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$692,151 Total Number of Portfolio Holdings699 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$2,436
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.31% to 0.28%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Manager changed the contractual expense limitation for the Fund's Institutional Class from 0.31% to 0.28%. Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082032
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-3
Trading Symbol	PIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $18,978	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,543	9,492
10/15	10,181	10,234
11/15	10,074	10,075
12/15	9,885	9,939
1/16	9,303	9,221
2/16	8,996	9,052
3/16	9,589	9,641
4/16	9,808	9,920
5/16	9,775	9,830
6/16	9,512	9,500
7/16	9,907	9,981
8/16	9,951	9,988
9/16	10,071	10,111
10/16	9,830	9,904
11/16	9,644	9,707
12/16	9,902	10,039
1/17	10,228	10,330
2/17	10,340	10,478
3/17	10,654	10,766
4/17	10,924	11,040
5/17	11,305	11,445
6/17	11,317	11,425
7/17	11,620	11,755
8/17	11,620	11,750
9/17	11,878	12,042
10/17	12,069	12,225
11/17	12,147	12,354
12/17	12,295	12,552
1/18	12,932	13,181
2/18	12,272	12,586
3/18	12,180	12,360
4/18	12,365	12,642
5/18	12,110	12,358
6/18	11,937	12,207
7/18	12,249	12,507
8/18	11,972	12,266
9/18	12,076	12,372
10/18	11,104	11,387
11/18	11,139	11,373
12/18	10,570	10,821
1/19	11,251	11,532
2/19	11,502	11,826
3/19	11,609	11,901
4/19	11,944	12,235
5/19	11,335	11,648
6/19	12,004	12,339
7/19	11,741	12,182
8/19	11,514	11,866
9/19	11,848	12,206
10/19	12,242	12,645
11/19	12,386	12,787
12/19	12,753	13,203
1/20	12,421	12,927
2/20	11,475	11,759
3/20	9,792	10,189
4/20	10,431	10,848
5/20	10,984	11,320
6/20	11,340	11,705
7/20	11,549	11,978
8/20	12,102	12,594
9/20	11,832	12,267
10/20	11,353	11,777
11/20	13,023	13,603
12/20	13,677	14,235
1/21	13,476	14,083
2/21	13,802	14,399
3/21	14,114	14,730
4/21	14,527	15,173
5/21	15,053	15,668
6/21	14,840	15,492
7/21	14,953	15,609
8/21	15,178	15,884
9/21	14,665	15,423
10/21	15,103	15,802
11/21	14,415	15,067
12/21	15,095	15,838
1/22	14,518	15,073
2/22	14,073	14,806
3/22	14,047	14,902
4/22	13,129	13,938
5/22	13,378	14,042
6/22	12,173	12,739
7/22	12,789	13,374
8/22	12,029	12,739
9/22	10,902	11,547
10/22	11,544	12,168
11/22	13,103	13,539
12/22	12,847	13,549
1/23	13,946	14,647
2/23	13,517	14,341
3/23	13,932	14,696
4/23	14,308	15,111
5/23	13,732	14,472
6/23	14,334	15,130
7/23	14,723	15,620
8/23	14,133	15,022
9/23	13,611	14,508
10/23	13,196	13,920
11/23	14,308	15,212
12/23	15,057	16,021
1/24	14,988	16,113
2/24	15,403	16,408
3/24	15,902	16,947
4/24	15,376	16,513
5/24	16,179	17,153
6/24	15,833	16,876
7/24	16,290	17,371
8/24	16,830	17,936
9/24	16,941	18,102
10/24	16,013	17,117
11/24	15,958	17,020
12/24	15,500	16,633
1/25	16,250	17,507
2/25	16,741	17,847
3/25	16,712	17,775
4/25	17,376	18,589
5/25	18,155	19,439
6/25	18,603	19,868
7/25	18,126	19,589
8/25	18,978	20,424

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	12.76%	9.42%	6.62%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 692,151,000
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 2,436,000
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$692,151 Total Number of Portfolio Holdings699 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$2,436
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000082034
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-5
Trading Symbol	PIIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $19,577	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,548	9,492
10/15	10,189	10,234
11/15	10,084	10,075
12/15	9,883	9,939
1/16	9,318	9,221
2/16	9,014	9,052
3/16	9,601	9,641
4/16	9,818	9,920
5/16	9,785	9,830
6/16	9,535	9,500
7/16	9,926	9,981
8/16	9,970	9,988
9/16	10,100	10,111
10/16	9,861	9,904
11/16	9,687	9,707
12/16	9,939	10,039
1/17	10,273	10,330
2/17	10,384	10,478
3/17	10,696	10,766
4/17	10,975	11,040
5/17	11,365	11,445
6/17	11,376	11,425
7/17	11,688	11,755
8/17	11,688	11,750
9/17	11,955	12,042
10/17	12,145	12,225
11/17	12,234	12,354
12/17	12,382	12,552
1/18	13,026	13,181
2/18	12,359	12,586
3/18	12,278	12,360
4/18	12,462	12,642
5/18	12,209	12,358
6/18	12,036	12,207
7/18	12,359	12,507
8/18	12,082	12,266
9/18	12,186	12,372
10/18	11,219	11,387
11/18	11,242	11,373
12/18	10,669	10,821
1/19	11,361	11,532
2/19	11,623	11,826
3/19	11,730	11,901
4/19	12,076	12,235
5/19	11,468	11,648
6/19	12,136	12,339
7/19	11,885	12,182
8/19	11,659	11,866
9/19	11,993	12,206
10/19	12,398	12,645
11/19	12,553	12,787
12/19	12,921	13,203
1/20	12,589	12,927
2/20	11,630	11,759
3/20	9,933	10,189
4/20	10,573	10,848
5/20	11,138	11,320
6/20	11,507	11,705
7/20	11,728	11,978
8/20	12,294	12,594
9/20	12,011	12,267
10/20	11,532	11,777
11/20	13,240	13,603
12/20	13,892	14,235
1/21	13,704	14,083
2/21	14,030	14,399
3/21	14,356	14,730
4/21	14,770	15,173
5/21	15,310	15,668
6/21	15,109	15,492
7/21	15,222	15,609
8/21	15,448	15,884
9/21	14,933	15,423
10/21	15,385	15,802
11/21	14,695	15,067
12/21	15,396	15,838
1/22	14,804	15,073
2/22	14,356	14,806
3/22	14,330	14,902
4/22	13,394	13,938
5/22	13,658	14,042
6/22	12,433	12,739
7/22	13,065	13,374
8/22	12,288	12,739
9/22	11,142	11,547
10/22	11,788	12,168
11/22	13,394	13,539
12/22	13,147	13,549
1/23	14,255	14,647
2/23	13,822	14,341
3/23	14,255	14,696
4/23	14,647	15,111
5/23	14,066	14,472
6/23	14,687	15,130
7/23	15,079	15,620
8/23	14,484	15,022
9/23	13,957	14,508
10/23	13,525	13,920
11/23	14,674	15,212
12/23	15,451	16,021
1/24	15,367	16,113
2/24	15,815	16,408
3/24	16,318	16,947
4/24	15,787	16,513
5/24	16,626	17,153
6/24	16,262	16,876
7/24	16,738	17,371
8/24	17,298	17,936
9/24	17,424	18,102
10/24	16,458	17,117
11/24	16,416	17,020
12/24	15,948	16,633
1/25	16,724	17,507
2/25	17,236	17,847
3/25	17,206	17,775
4/25	17,894	18,589
5/25	18,699	19,439
6/25	19,167	19,868
7/25	18,684	19,589
8/25	19,577	20,424

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	13.17%	9.75%	6.95%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 692,151,000
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 2,436,000
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$692,151 Total Number of Portfolio Holdings699 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$2,436
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000176329
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	R-6
Trading Symbol	PFIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Index Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index ("Index"). The Index is a market-weighted equity index designed to measure the equity performance of developed markets, excluding the United States and Canada. The advisor employs a passive investment approach designed to attempt to track the performance of the Index. During the 12 months ending August 31, 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Nine of the eleven economic sectors in the Index posted positive returns as financials and communication services posted the best returns for the year. The healthcare and information technology sectors were the weakest performers. Siemens Energy, Rheinmetall, and Sea Limited contributed to Fund performance. Novo Nordisk, Daiichi Sankyo, and CSL Limited detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $20,087	MSCI EAFE Index NTR $20,424
8/15	10,000	10,000
9/15	9,551	9,492
10/15	10,187	10,234
11/15	10,081	10,075
12/15	9,887	9,939
1/16	9,313	9,221
2/16	9,021	9,052
3/16	9,604	9,641
4/16	9,831	9,920
5/16	9,798	9,830
6/16	9,548	9,500
7/16	9,937	9,981
8/16	9,991	9,988
9/16	10,120	10,111
10/16	9,882	9,904
11/16	9,708	9,707
12/16	9,962	10,039
1/17	10,295	10,330
2/17	10,406	10,478
3/17	10,729	10,766
4/17	11,007	11,040
5/17	11,396	11,445
6/17	11,407	11,425
7/17	11,718	11,755
8/17	11,718	11,750
9/17	11,996	12,042
10/17	12,185	12,225
11/17	12,285	12,354
12/17	12,429	12,552
1/18	13,085	13,181
2/18	12,417	12,586
3/18	12,337	12,360
4/18	12,532	12,642
5/18	12,267	12,358
6/18	12,106	12,207
7/18	12,440	12,507
8/18	12,164	12,266
9/18	12,267	12,372
10/18	11,289	11,387
11/18	11,324	11,373
12/18	10,754	10,821
1/19	11,448	11,532
2/19	11,723	11,826
3/19	11,818	11,901
4/19	12,177	12,235
5/19	11,555	11,648
6/19	12,249	12,339
7/19	11,986	12,182
8/19	11,771	11,866
9/19	12,106	12,206
10/19	12,524	12,645
11/19	12,668	12,787
12/19	13,055	13,203
1/20	12,722	12,927
2/20	11,757	11,759
3/20	10,039	10,189
4/20	10,694	10,848
5/20	11,275	11,320
6/20	11,646	11,705
7/20	11,869	11,978
8/20	12,437	12,594
9/20	12,165	12,267
10/20	11,683	11,777
11/20	13,402	13,603
12/20	14,081	14,235
1/21	13,891	14,083
2/21	14,220	14,399
3/21	14,562	14,730
4/21	14,979	15,173
5/21	15,536	15,668
6/21	15,321	15,492
7/21	15,447	15,609
8/21	15,688	15,884
9/21	15,169	15,423
10/21	15,625	15,802
11/21	14,916	15,067
12/21	15,639	15,838
1/22	15,040	15,073
2/22	14,588	14,806
3/22	14,561	14,902
4/22	13,629	13,938
5/22	13,882	14,042
6/22	12,644	12,739
7/22	13,296	13,374
8/22	12,511	12,739
9/22	11,340	11,547
10/22	12,005	12,168
11/22	13,643	13,539
12/22	13,387	13,549
1/23	14,537	14,647
2/23	14,085	14,341
3/23	14,523	14,696
4/23	14,934	15,111
5/23	14,345	14,472
6/23	14,975	15,130
7/23	15,386	15,620
8/23	14,784	15,022
9/23	14,250	14,508
10/23	13,812	13,920
11/23	14,989	15,212
12/23	15,790	16,021
1/24	15,704	16,113
2/24	16,159	16,408
3/24	16,685	16,947
4/24	16,145	16,513
5/24	16,998	17,153
6/24	16,628	16,876
7/24	17,125	17,371
8/24	17,708	17,936
9/24	17,836	18,102
10/24	16,855	17,117
11/24	16,813	17,020
12/24	16,337	16,633
1/25	17,141	17,507
2/25	17,662	17,847
3/25	17,632	17,775
4/25	18,346	18,589
5/25	19,179	19,439
6/25	19,670	19,868
7/25	19,179	19,589
8/25	20,087	20,424

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	13.43%	10.06%	7.22%
MSCI EAFE Index NTR	13.87%	10.15%	7.40%

Performance Inception Date	Dec. 30, 2009
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 692,151,000
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 2,436,000
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$692,151 Total Number of Portfolio Holdings699 Portfolio Turnover Rate 28.1% Total Advisory Fees Paid (amount in thousands)$2,436
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.86%
Investment Companies	3.39%
Preferred Stocks	0.31%
Other Assets and LiabilitiesFootnote Reference*	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	21.51%
United Kingdom	13.79%
France	10.21%
Germany	9.80%
Switzerland	9.57%
Australia	6.65%
Netherlands	4.54%
Sweden	3.50%
Spain	3.30%
Italy	3.01%
Hong Kong	2.20%
Denmark	1.95%
Singapore	1.73%
Finland	1.01%
Israel	1.00%
Ireland	0.87%
Belgium	0.80%
Norway	0.59%
New Zealand	0.26%
Austria	0.21%
Other LocationsFootnote Reference*	4.06%
Other Assets and LiabilitiesFootnote Reference†	(0.56)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies
Footnote†	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.

Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund's management fees were changed. The management fee was reduced from 0.25% on all net assets to 0.22% on the first $3 billion of net assets, 0.18% on the next $3 billion of net assets, and 0.15% on net assets over $6 billion.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by December 31 or upon request at www.PrincipalAM.com/prospectuses.
Updated Prospectus Web Address	www.PrincipalAM.com/prospectuses
C000150254
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	Institutional
Trading Symbol	PISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net for the trailing year. Stock selection within the United Kingdom stood out as a key detractor from relative performance led by consumer discretionary. In U.K. discretionary, retail holdings with a focus on athletic footwear and apparel underperformed amid slowing demand from consumers and concerns over slowing product innovation. Healthcare stood out as a detractor during the year from a sector perspective amid profit warnings and continued subdued demand in the cosmetics and medication end markets which impacted the Fund’s healthcare focused container and packaging holding. Europe and Japan stood out as key contributors to relative performance during the year. In Europe, a Swedish aerospace and defense holding and a German steel company holding both benefitted from exposure to the defense industry's outperformance amid increased European demand for military equipment. Japanese industrial companies performed well amid increased demand for offerings within the gas turbine and nuclear infrastructure end markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $18,360	MSCI World Ex USA IMI USD Net $20,852	MSCI World Ex USA Small Cap Net $20,920	MSCI World ex USA NTR $20,856
8/15	10,000	10,000	10,000	10,000
9/15	9,709	9,515	9,641	9,495
10/15	10,187	10,210	10,213	10,210
11/15	10,302	10,066	10,191	10,047
12/15	10,209	9,911	10,202	9,867
1/16	9,609	9,219	9,425	9,188
2/16	9,367	9,114	9,475	9,059
3/16	10,073	9,752	10,263	9,674
4/16	10,157	10,065	10,587	9,985
5/16	10,368	9,968	10,600	9,873
6/16	9,936	9,646	10,131	9,573
7/16	10,462	10,134	10,733	10,043
8/16	10,399	10,130	10,643	10,053
9/16	10,778	10,276	10,942	10,175
10/16	10,431	10,061	10,617	9,977
11/16	10,262	9,888	10,355	9,817
12/16	10,345	10,204	10,642	10,138
1/17	10,789	10,516	11,025	10,440
2/17	11,011	10,649	11,237	10,560
3/17	11,212	10,910	11,452	10,828
4/17	11,624	11,164	11,857	11,059
5/17	12,184	11,535	12,247	11,427
6/17	12,163	11,550	12,285	11,438
7/17	12,691	11,903	12,718	11,778
8/17	12,860	11,915	12,825	11,776
9/17	13,304	12,227	13,177	12,081
10/17	13,547	12,394	13,363	12,246
11/17	13,758	12,527	13,552	12,370
12/17	14,046	12,772	13,945	12,592
1/18	14,711	13,368	14,595	13,179
2/18	14,001	12,750	14,028	12,553
3/18	14,046	12,541	13,874	12,336
4/18	14,301	12,815	14,086	12,619
5/18	14,068	12,594	13,986	12,379
6/18	13,746	12,444	13,744	12,244
7/18	13,946	12,714	13,822	12,544
8/18	13,713	12,497	13,727	12,307
9/18	13,657	12,566	13,627	12,403
10/18	12,248	11,538	12,328	11,418
11/18	11,938	11,513	12,207	11,408
12/18	11,203	10,897	11,424	10,818
1/19	12,273	11,696	12,394	11,590
2/19	12,528	11,992	12,679	11,888
3/19	12,576	12,043	12,673	11,948
4/19	12,929	12,382	13,019	12,287
5/19	12,321	11,787	12,336	11,706
6/19	13,038	12,464	12,896	12,401
7/19	12,892	12,327	12,839	12,252
8/19	12,710	12,027	12,541	11,951
9/19	13,014	12,360	12,862	12,286
10/19	13,488	12,775	13,390	12,683
11/19	13,694	12,953	13,694	12,841
12/19	14,193	13,393	14,327	13,251
1/20	13,756	13,115	13,913	12,995
2/20	12,569	11,934	12,556	11,841
3/20	9,883	10,178	10,260	10,169
4/20	10,970	10,954	11,461	10,878
5/20	11,719	11,462	12,265	11,341
6/20	11,994	11,828	12,483	11,729
7/20	12,481	12,162	12,962	12,041
8/20	13,281	12,826	13,907	12,662
9/20	13,181	12,496	13,747	12,306
10/20	12,694	12,017	13,302	11,822
11/20	14,068	13,833	15,134	13,636
12/20	14,987	14,508	16,159	14,256
1/21	14,923	14,371	16,118	14,104
2/21	15,189	14,744	16,585	14,464
3/21	15,695	15,112	16,947	14,833
4/21	16,340	15,610	17,648	15,299
5/21	16,643	16,124	18,045	15,831
6/21	16,365	15,946	17,761	15,670
7/21	16,681	16,073	18,030	15,774
8/21	17,035	16,358	18,514	16,027
9/21	16,226	15,875	17,889	15,567
10/21	16,580	16,324	18,250	16,030
11/21	15,720	15,537	17,228	15,280
12/21	16,218	16,306	17,959	16,056
1/22	15,148	15,526	16,730	15,347
2/22	14,760	15,300	16,581	15,109
3/22	14,607	15,461	16,660	15,284
4/22	13,524	14,437	15,503	14,280
5/22	13,566	14,525	15,399	14,399
6/22	12,191	13,119	13,672	13,044
7/22	13,010	13,807	14,605	13,692
8/22	12,330	13,169	13,973	13,053
9/22	11,136	11,908	12,379	11,845
10/22	11,649	12,546	12,934	12,497
11/22	12,885	13,864	14,177	13,829
12/22	12,663	13,818	14,262	13,761
1/23	13,660	14,940	15,353	14,889
2/23	13,337	14,589	14,977	14,542
3/23	13,506	14,866	14,973	14,865
4/23	13,646	15,266	15,237	15,287
5/23	13,056	14,605	14,604	14,620
6/23	13,618	15,264	15,046	15,315
7/23	14,012	15,784	15,726	15,811
8/23	13,674	15,185	15,199	15,199
9/23	13,028	14,651	14,523	14,687
10/23	12,424	13,998	13,665	14,067
11/23	13,618	15,320	14,990	15,389
12/23	14,329	16,192	16,062	16,230
1/24	14,086	16,214	15,787	16,300
2/24	14,372	16,460	15,833	16,578
3/24	15,031	17,031	16,476	17,138
4/24	14,458	16,574	16,001	16,684
5/24	15,160	17,220	16,701	17,322
6/24	14,673	16,906	16,220	17,035
7/24	15,347	17,492	17,121	17,569
8/24	15,590	18,040	17,442	18,155
9/24	15,834	18,280	17,914	18,356
10/24	14,888	17,332	16,890	17,420
11/24	15,017	17,376	16,950	17,462
12/24	14,485	16,911	16,506	16,993
1/25	15,007	17,710	17,030	17,838
2/25	15,201	17,969	16,962	18,151
3/25	15,364	17,895	17,067	18,047
4/25	16,274	18,734	18,008	18,869
5/25	17,198	19,647	19,069	19,757
6/25	17,868	20,168	19,938	20,221
7/25	17,510	19,958	19,931	19,976
8/25	18,360	20,852	20,920	20,856

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	17.76%	6.69%	6.26%
MSCI World Ex USA IMI USD Net	15.59%	10.21%	7.63%
MSCI World Ex USA Small Cap Net	19.94%	8.51%	7.66%
MSCI World ex USA NTR	14.88%	10.50%	7.63%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Fund changed its primary broad-based index to the MSCI World Ex USA IMI USD Net. This index is included to meet the recently revised definition of "broad-based securities market index". Prior to that date, the Fund's primary broad-based index was the MSCI World ex USA NTR. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 507,103,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 5,393,000
InvestmentCompanyPortfolioTurnover	46.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$507,103 Total Number of Portfolio Holdings118 Portfolio Turnover Rate 46.2% Total Advisory Fees Paid (amount in thousands)$5,393
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.96%
United Kingdom	14.32%
Canada	13.37%
Germany	5.74%
France	5.25%
Australia	5.08%
Italy	3.48%
Israel	3.30%
Denmark	2.14%
Switzerland	1.99%
Netherlands	1.86%
Spain	1.81%
Austria	1.79%
Sweden	1.58%
Singapore	1.57%
Macao	1.19%
Portugal	1.04%
Finland	0.88%
Other LocationsFootnote Reference*	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176332
Shareholder Report [Line Items]
Fund Name	International Small Company Fund
Class Name	R-6
Trading Symbol	PFISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Small Company Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$113	1.04%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. The Fund’s investments underperformed the MSCI World Ex USA Small Cap Net for the trailing year. Stock selection within the United Kingdom stood out as a key detractor from relative performance led by consumer discretionary. In U.K. discretionary, retail holdings with a focus on athletic footwear and apparel underperformed amid slowing demand from consumers and concerns over slowing product innovation. Healthcare stood out as a detractor during the year from a sector perspective amid profit warnings and continued subdued demand in the cosmetics and medication end markets which impacted the Fund’s healthcare focused container and packaging holding. Europe and Japan stood out as key contributors to relative performance during the year. In Europe, a Swedish aerospace and defense holding and a German steel company holding both benefitted from exposure to the defense industry's outperformance amid increased European demand for military equipment. Japanese industrial companies performed well amid increased demand for offerings within the gas turbine and nuclear infrastructure end markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $18,420	MSCI World Ex USA IMI USD Net $20,852	MSCI World Ex USA Small Cap Net $20,920	MSCI World ex USA NTR $20,856
8/15	10,000	10,000	10,000	10,000
9/15	9,698	9,515	9,641	9,495
10/15	10,177	10,210	10,213	10,210
11/15	10,282	10,066	10,191	10,047
12/15	10,189	9,911	10,202	9,867
1/16	9,587	9,219	9,425	9,188
2/16	9,355	9,114	9,475	9,059
3/16	10,052	9,752	10,263	9,674
4/16	10,136	10,065	10,587	9,985
5/16	10,326	9,968	10,600	9,873
6/16	9,893	9,646	10,131	9,573
7/16	10,421	10,134	10,733	10,043
8/16	10,347	10,130	10,643	10,053
9/16	10,727	10,276	10,942	10,175
10/16	10,368	10,061	10,617	9,977
11/16	10,199	9,888	10,355	9,817
12/16	10,272	10,204	10,642	10,138
1/17	10,713	10,516	11,025	10,440
2/17	10,933	10,649	11,237	10,560
3/17	11,133	10,910	11,452	10,828
4/17	11,542	11,164	11,857	11,059
5/17	12,087	11,535	12,247	11,427
6/17	12,108	11,550	12,285	11,438
7/17	12,664	11,903	12,718	11,778
8/17	12,811	11,915	12,825	11,776
9/17	13,252	12,227	13,177	12,081
10/17	13,504	12,394	13,363	12,246
11/17	13,703	12,527	13,552	12,370
12/17	13,990	12,772	13,945	12,592
1/18	14,662	13,368	14,595	13,179
2/18	13,957	12,750	14,028	12,553
3/18	14,001	12,541	13,874	12,336
4/18	14,254	12,815	14,086	12,619
5/18	14,034	12,594	13,986	12,379
6/18	13,703	12,444	13,744	12,244
7/18	13,902	12,714	13,822	12,544
8/18	13,681	12,497	13,727	12,307
9/18	13,626	12,566	13,627	12,403
10/18	12,227	11,538	12,328	11,418
11/18	11,908	11,513	12,207	11,408
12/18	11,175	10,897	11,424	10,818
1/19	12,249	11,696	12,394	11,590
2/19	12,502	11,992	12,679	11,888
3/19	12,551	12,043	12,673	11,948
4/19	12,901	12,382	13,019	12,287
5/19	12,297	11,787	12,336	11,706
6/19	13,009	12,464	12,896	12,401
7/19	12,877	12,327	12,839	12,252
8/19	12,696	12,027	12,541	11,951
9/19	12,997	12,360	12,862	12,286
10/19	13,468	12,775	13,390	12,683
11/19	13,673	12,953	13,694	12,841
12/19	14,170	13,393	14,327	13,251
1/20	13,748	13,115	13,913	12,995
2/20	12,556	11,934	12,556	11,841
3/20	9,873	10,178	10,260	10,169
4/20	10,954	10,954	11,461	10,878
5/20	11,711	11,462	12,265	11,341
6/20	11,984	11,828	12,483	11,729
7/20	12,481	12,162	12,962	12,041
8/20	13,288	12,826	13,907	12,662
9/20	13,177	12,496	13,747	12,306
10/20	12,692	12,017	13,302	11,822
11/20	14,071	13,833	15,134	13,636
12/20	14,982	14,508	16,159	14,256
1/21	14,932	14,371	16,118	14,104
2/21	15,184	14,744	16,585	14,464
3/21	15,699	15,112	16,947	14,833
4/21	16,341	15,610	17,648	15,299
5/21	16,655	16,124	18,045	15,831
6/21	16,379	15,946	17,761	15,670
7/21	16,693	16,073	18,030	15,774
8/21	17,045	16,358	18,514	16,027
9/21	16,240	15,875	17,889	15,567
10/21	16,592	16,324	18,250	16,030
11/21	15,737	15,537	17,228	15,280
12/21	16,235	16,306	17,959	16,056
1/22	15,171	15,526	16,730	15,347
2/22	14,771	15,300	16,581	15,109
3/22	14,632	15,461	16,660	15,284
4/22	13,555	14,437	15,503	14,280
5/22	13,582	14,525	15,399	14,399
6/22	12,201	13,119	13,672	13,044
7/22	13,030	13,807	14,605	13,692
8/22	12,339	13,169	13,973	13,053
9/22	11,150	11,908	12,379	11,845
10/22	11,662	12,546	12,934	12,497
11/22	12,905	13,864	14,177	13,829
12/22	12,682	13,818	14,262	13,761
1/23	13,690	14,940	15,353	14,889
2/23	13,354	14,589	14,977	14,542
3/23	13,536	14,866	14,973	14,865
4/23	13,676	15,266	15,237	15,287
5/23	13,074	14,605	14,604	14,620
6/23	13,648	15,264	15,046	15,315
7/23	14,040	15,784	15,726	15,811
8/23	13,704	15,185	15,199	15,199
9/23	13,060	14,651	14,523	14,687
10/23	12,444	13,998	13,665	14,067
11/23	13,648	15,320	14,990	15,389
12/23	14,362	16,192	16,062	16,230
1/24	14,119	16,214	15,787	16,300
2/24	14,405	16,460	15,833	16,578
3/24	15,076	17,031	16,476	17,138
4/24	14,490	16,574	16,001	16,684
5/24	15,190	17,220	16,701	17,322
6/24	14,719	16,906	16,220	17,035
7/24	15,375	17,492	17,121	17,569
8/24	15,632	18,040	17,442	18,155
9/24	15,875	18,280	17,914	18,356
10/24	14,919	17,332	16,890	17,420
11/24	15,061	17,376	16,950	17,462
12/24	14,513	16,911	16,506	16,993
1/25	15,048	17,710	17,030	17,838
2/25	15,241	17,969	16,962	18,151
3/25	15,404	17,895	17,067	18,047
4/25	16,325	18,734	18,008	18,869
5/25	17,261	19,647	19,069	19,757
6/25	17,930	20,168	19,938	20,221
7/25	17,558	19,958	19,931	19,976
8/25	18,420	20,852	20,920	20,856

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	17.83%	6.75%	6.30%
MSCI World Ex USA IMI USD Net	15.59%	10.21%	7.63%
MSCI World Ex USA Small Cap Net	19.94%	8.51%	7.66%
MSCI World ex USA NTR	14.88%	10.50%	7.63%

Performance Inception Date	Jun. 11, 2014
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	Effective December 31, 2024, the Fund changed its primary broad-based index to the MSCI World Ex USA IMI USD Net. This index is included to meet the recently revised definition of "broad-based securities market index". Prior to that date, the Fund's primary broad-based index was the MSCI World ex USA NTR. The MSCI World Ex USA Small Cap Net is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 507,103,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 5,393,000
InvestmentCompanyPortfolioTurnover	46.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$507,103 Total Number of Portfolio Holdings118 Portfolio Turnover Rate 46.2% Total Advisory Fees Paid (amount in thousands)$5,393
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Japan	31.96%
United Kingdom	14.32%
Canada	13.37%
Germany	5.74%
France	5.25%
Australia	5.08%
Italy	3.48%
Israel	3.30%
Denmark	2.14%
Switzerland	1.99%
Netherlands	1.86%
Spain	1.81%
Austria	1.79%
Sweden	1.58%
Singapore	1.57%
Macao	1.19%
Portugal	1.04%
Finland	0.88%
Other LocationsFootnote Reference*	1.35%
Other Assets and Liabilities	0.30%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115414
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Class A
Trading Symbol	PMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. The municipal market has experienced many uncertainties this year. A primary challenge was whether the new administration would eliminate the exemption status to chip away at a growing budget deficit. Additionally, issuance was above average resulting in elevated yields. This created an environment where it was only a matter of time before both traditional and cross-over investors would capitalize on the opportunity. The Fund effectively toggled between investment and below-investment grade paper. Considering the multitude of risks, the Fund was managed conservatively. Although the Fund allows a large percentage of high-yield holdings, most purchases stress high quality names possessing liquidity. Even the lower quality names acquired were essential services possessing substantial moats versus their sectors. Additionally, the Fund’s duration risk was below Bloomberg Municipal Bond Index. The Fund has gradually added risk especially after the precipitous drop in money market yields. There is certainly a struggle on whether inflation or recession is a larger risk. However, the characteristics of municipal credit should allow the Fund to prosper in either scenario.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $12,641	Bloomberg Municipal Bond Index $12,405
8/15	9,623	10,000
9/15	9,727	10,072
10/15	9,797	10,112
11/15	9,893	10,153
12/15	10,030	10,224
1/16	10,124	10,346
2/16	10,085	10,362
3/16	10,212	10,395
4/16	10,367	10,472
5/16	10,464	10,500
6/16	10,725	10,667
7/16	10,715	10,673
8/16	10,772	10,688
9/16	10,704	10,634
10/16	10,536	10,523
11/16	9,917	10,130
12/16	10,000	10,249
1/17	10,050	10,317
2/17	10,169	10,389
3/17	10,245	10,411
4/17	10,355	10,487
5/17	10,547	10,653
6/17	10,541	10,615
7/17	10,632	10,701
8/17	10,786	10,782
9/17	10,780	10,727
10/17	10,833	10,754
11/17	10,855	10,696
12/17	11,013	10,808
1/18	10,892	10,681
2/18	10,862	10,649
3/18	10,939	10,688
4/18	10,931	10,650
5/18	11,080	10,772
6/18	11,073	10,781
7/18	11,097	10,807
8/18	11,150	10,835
9/18	11,088	10,765
10/18	10,968	10,698
11/18	11,038	10,817
12/18	11,159	10,946
1/19	11,238	11,029
2/19	11,336	11,088
3/19	11,610	11,263
4/19	11,689	11,306
5/19	11,902	11,462
6/19	11,957	11,504
7/19	12,059	11,597
8/19	12,305	11,780
9/19	12,227	11,685
10/19	12,261	11,706
11/19	12,295	11,735
12/19	12,341	11,771
1/20	12,597	11,983
2/20	12,847	12,137
3/20	11,391	11,697
4/20	11,033	11,550
5/20	11,559	11,918
6/20	12,031	12,016
7/20	12,360	12,218
8/20	12,381	12,161
9/20	12,406	12,163
10/20	12,399	12,127
11/20	12,671	12,310
12/20	12,882	12,385
1/21	13,110	12,464
2/21	12,879	12,266
3/21	12,998	12,341
4/21	13,221	12,445
5/21	13,406	12,482
6/21	13,592	12,516
7/21	13,733	12,620
8/21	13,673	12,574
9/21	13,518	12,483
10/21	13,470	12,446
11/21	13,655	12,552
12/21	13,702	12,573
1/22	13,285	12,229
2/22	13,078	12,185
3/22	12,544	11,790
4/22	12,023	11,464
5/22	12,099	11,634
6/22	11,708	11,443
7/22	12,133	11,746
8/22	11,838	11,488
9/22	11,203	11,047
10/22	10,975	10,955
11/22	11,525	11,468
12/22	11,508	11,501
1/23	11,926	11,831
2/23	11,582	11,564
3/23	11,712	11,820
4/23	11,774	11,793
5/23	11,791	11,691
6/23	11,947	11,808
7/23	11,987	11,855
8/23	11,877	11,684
9/23	11,567	11,342
10/23	11,320	11,245
11/23	11,995	11,959
12/23	12,371	12,237
1/24	12,387	12,174
2/24	12,491	12,190
3/24	12,575	12,190
4/24	12,439	12,039
5/24	12,515	12,003
6/24	12,715	12,187
7/24	12,803	12,298
8/24	12,933	12,395
9/24	13,040	12,518
10/24	12,848	12,335
11/24	13,066	12,549
12/24	12,914	12,366
1/25	12,978	12,428
2/25	13,141	12,551
3/25	12,906	12,338
4/25	12,700	12,239
5/25	12,673	12,247
6/25	12,722	12,323
7/25	12,543	12,298
8/25	12,641	12,405

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	-2.26%	0.42%	2.77%
Class A Shares Including Sales Charge	-5.90%	-0.35%	2.37%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 158,673,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 719,000
InvestmentCompanyPortfolioTurnover	85.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$158,673 Total Number of Portfolio Holdings142 Portfolio Turnover Rate 85.7% Total Advisory Fees Paid (amount in thousands)$719
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	107.99%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
New York	15.76%
California	14.24%
Florida	11.00%
Texas	7.04%
Illinois	6.79%
Alabama	6.16%
Utah	6.08%
Georgia	4.38%
Wisconsin	4.30%
Pennsylvania	4.17%
Louisiana	3.94%
Ohio	3.54%
Puerto Rico	2.76%
Arkansas	2.53%
Arizona	1.71%
Nevada	1.27%
New Hampshire	1.22%
Virginia	1.15%
Connecticut	1.08%
Tennessee	0.98%
Other StatesFootnote Reference*	8.01%
Other Assets and LiabilitiesFootnote Reference†	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000153266
Shareholder Report [Line Items]
Fund Name	Opportunistic Municipal Fund
Class Name	Institutional
Trading Symbol	POMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Opportunistic Municipal Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	0.80%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. It invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market. The municipal market has experienced many uncertainties this year. A primary challenge was whether the new administration would eliminate the exemption status to chip away at a growing budget deficit. Additionally, issuance was above average resulting in elevated yields. This created an environment where it was only a matter of time before both traditional and cross-over investors would capitalize on the opportunity. The Fund effectively toggled between investment and below-investment grade paper. Considering the multitude of risks, the Fund was managed conservatively. Although the Fund allows a large percentage of high-yield holdings, most purchases stress high quality names possessing liquidity. Even the lower quality names acquired were essential services possessing substantial moats versus their sectors. Additionally, the Fund’s duration risk was below Bloomberg Municipal Bond Index. The Fund has gradually added risk especially after the precipitous drop in money market yields. There is certainly a struggle on whether inflation or recession is a larger risk. However, the characteristics of municipal credit should allow the Fund to prosper in either scenario.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $13,511	Bloomberg Municipal Bond Index $12,405
8/15	10,000	10,000
9/15	10,110	10,072
10/15	10,176	10,112
11/15	10,287	10,153
12/15	10,423	10,224
1/16	10,532	10,346
2/16	10,484	10,362
3/16	10,628	10,395
4/16	10,791	10,472
5/16	10,895	10,500
6/16	11,169	10,667
7/16	11,161	10,673
8/16	11,223	10,688
9/16	11,154	10,634
10/16	10,981	10,523
11/16	10,338	10,130
12/16	10,417	10,249
1/17	10,471	10,317
2/17	10,597	10,389
3/17	10,690	10,411
4/17	10,806	10,487
5/17	11,020	10,653
6/17	11,017	10,615
7/17	11,104	10,701
8/17	11,276	10,782
9/17	11,262	10,727
10/17	11,319	10,754
11/17	11,345	10,696
12/17	11,512	10,808
1/18	11,400	10,681
2/18	11,359	10,649
3/18	11,454	10,688
4/18	11,437	10,650
5/18	11,596	10,772
6/18	11,592	10,781
7/18	11,631	10,807
8/18	11,689	10,835
9/18	11,626	10,765
10/18	11,492	10,698
11/18	11,569	10,817
12/18	11,710	10,946
1/19	11,795	11,029
2/19	11,900	11,088
3/19	12,190	11,263
4/19	12,265	11,306
5/19	12,503	11,462
6/19	12,563	11,504
7/19	12,674	11,597
8/19	12,923	11,780
9/19	12,844	11,685
10/19	12,883	11,706
11/19	12,922	11,735
12/19	12,984	11,771
1/20	13,245	11,983
2/20	13,523	12,137
3/20	11,994	11,697
4/20	11,608	11,550
5/20	12,177	11,918
6/20	12,664	12,016
7/20	13,014	12,218
8/20	13,051	12,161
9/20	13,080	12,163
10/20	13,076	12,127
11/20	13,366	12,310
12/20	13,579	12,385
1/21	13,835	12,464
2/21	13,582	12,266
3/21	13,723	12,341
4/21	13,962	12,445
5/21	14,160	12,482
6/21	14,360	12,516
7/21	14,500	12,620
8/21	14,452	12,574
9/21	14,292	12,483
10/21	14,245	12,446
11/21	14,443	12,552
12/21	14,497	12,573
1/22	14,047	12,229
2/22	13,843	12,185
3/22	13,281	11,790
4/22	12,721	11,464
5/22	12,804	11,634
6/22	12,406	11,443
7/22	12,846	11,746
8/22	12,537	11,488
9/22	11,880	11,047
10/22	11,641	10,955
11/22	12,227	11,468
12/22	12,212	11,501
1/23	12,645	11,831
2/23	12,282	11,564
3/23	12,424	11,820
4/23	12,506	11,793
5/23	12,513	11,691
6/23	12,695	11,808
7/23	12,740	11,855
8/23	12,627	11,684
9/23	12,300	11,342
10/23	12,040	11,245
11/23	12,760	11,959
12/23	13,149	12,237
1/24	13,183	12,174
2/24	13,297	12,190
3/24	13,390	12,190
4/24	13,248	12,039
5/24	13,318	12,003
6/24	13,547	12,187
7/24	13,644	12,298
8/24	13,786	12,395
9/24	13,903	12,518
10/24	13,701	12,335
11/24	13,937	12,549
12/24	13,779	12,366
1/25	13,850	12,428
2/25	14,027	12,551
3/25	13,779	12,338
4/25	13,563	12,239
5/25	13,523	12,247
6/25	13,592	12,323
7/25	13,405	12,298
8/25	13,511	12,405

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	-2.00%	0.70%	3.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 158,673,000
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 719,000
InvestmentCompanyPortfolioTurnover	85.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$158,673 Total Number of Portfolio Holdings142 Portfolio Turnover Rate 85.7% Total Advisory Fees Paid (amount in thousands)$719
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Municipal Bonds	107.99%
Investment Companies	0.12%
Other Assets and LiabilitiesFootnote Reference*	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes inverse floating rate obligations

State Allocation

Top States/Territories	Percent of Net Assets
New York	15.76%
California	14.24%
Florida	11.00%
Texas	7.04%
Illinois	6.79%
Alabama	6.16%
Utah	6.08%
Georgia	4.38%
Wisconsin	4.30%
Pennsylvania	4.17%
Louisiana	3.94%
Ohio	3.54%
Puerto Rico	2.76%
Arkansas	2.53%
Arizona	1.71%
Nevada	1.27%
New Hampshire	1.22%
Virginia	1.15%
Connecticut	1.08%
Tennessee	0.98%
Other StatesFootnote Reference*	8.01%
Other Assets and LiabilitiesFootnote Reference†	(8.11)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes states other than the top twenty and/or Investment Companies
Footnote†	Includes inverse floating rate obligations

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101659
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class A
Trading Symbol	PMDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $23,033	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	9,451	10,000	10,000
9/15	9,199	9,709	9,647
10/15	9,915	10,475	10,219
11/15	10,049	10,534	10,391
12/15	9,734	10,317	9,915
1/16	9,227	9,735	9,307
2/16	9,342	9,732	9,407
3/16	10,211	10,417	10,245
4/16	10,512	10,482	10,444
5/16	10,758	10,669	10,629
6/16	10,805	10,691	10,692
7/16	11,339	11,116	11,179
8/16	11,587	11,144	11,279
9/16	11,564	11,161	11,353
10/16	11,392	10,920	11,013
11/16	12,209	11,409	12,069
12/16	12,624	11,631	12,413
1/17	12,845	11,850	12,481
2/17	13,161	12,291	12,714
3/17	13,043	12,299	12,615
4/17	13,161	12,430	12,602
5/17	12,987	12,557	12,328
6/17	13,240	12,670	12,656
7/17	13,383	12,909	12,754
8/17	13,114	12,934	12,533
9/17	13,765	13,249	13,141
10/17	13,884	13,538	13,212
11/17	14,249	13,950	13,645
12/17	14,258	14,089	13,699
1/18	14,525	14,832	13,872
2/18	13,775	14,285	13,191
3/18	13,807	13,998	13,336
4/18	13,916	14,051	13,481
5/18	14,309	14,448	14,035
6/18	14,287	14,543	14,110
7/18	14,689	15,025	14,390
8/18	14,940	15,553	14,717
9/18	14,650	15,579	14,487
10/18	13,348	14,431	13,248
11/18	13,726	14,720	13,498
12/18	12,279	13,350	12,006
1/19	13,608	14,496	13,348
2/19	13,843	15,006	13,765
3/19	13,711	15,225	13,581
4/19	14,192	15,833	14,057
5/19	13,123	14,809	12,997
6/19	14,056	15,849	13,838
7/19	14,164	16,084	13,928
8/19	13,770	15,757	13,250
9/19	14,505	16,033	13,856
10/19	14,604	16,378	14,056
11/19	14,882	17,001	14,401
12/19	15,350	17,492	14,836
1/20	14,747	17,473	14,295
2/20	13,151	16,042	12,917
3/20	9,811	13,836	9,696
4/20	11,044	15,668	10,978
5/20	11,478	16,506	11,480
6/20	11,698	16,884	11,693
7/20	11,971	17,842	12,045
8/20	12,042	19,135	12,592
9/20	11,466	18,438	12,108
10/20	11,862	18,040	12,381
11/20	13,516	20,235	14,547
12/20	14,342	21,145	15,559
1/21	14,434	21,051	15,903
2/21	15,493	21,709	17,318
3/21	16,311	22,487	18,178
4/21	17,169	23,647	18,958
5/21	17,363	23,754	19,343
6/21	17,033	24,340	19,087
7/21	17,207	24,752	18,808
8/21	17,391	25,458	19,204
9/21	17,020	24,315	18,692
10/21	18,024	25,960	19,580
11/21	17,655	25,565	18,898
12/21	18,649	26,571	19,882
1/22	17,868	25,008	18,871
2/22	17,838	24,378	19,179
3/22	17,753	25,169	19,583
4/22	16,600	22,910	18,256
5/22	17,249	22,879	18,605
6/22	15,724	20,965	16,569
7/22	17,294	22,932	18,173
8/22	16,468	22,076	17,603
9/22	14,957	20,029	15,823
10/22	16,367	21,672	17,493
11/22	17,228	22,803	18,372
12/22	16,425	21,468	17,280
1/23	17,870	22,946	19,007
2/23	17,563	22,410	18,469
3/23	16,772	23,009	17,521
4/23	16,837	23,254	17,288
5/23	16,211	23,345	16,794
6/23	17,857	24,939	18,287
7/23	18,684	25,833	19,359
8/23	18,132	25,334	18,614
9/23	17,087	24,128	17,618
10/23	16,357	23,488	16,629
11/23	17,750	25,678	18,138
12/23	19,470	27,040	20,042
1/24	19,178	27,340	19,479
2/24	20,029	28,820	20,260
3/24	21,084	29,749	21,258
4/24	19,803	28,440	19,922
5/24	20,421	29,784	20,761
6/24	20,121	30,706	20,343
7/24	21,621	31,277	21,991
8/24	21,644	31,958	21,990
9/24	21,838	32,619	22,302
10/24	21,623	32,379	22,021
11/24	23,500	34,533	23,963
12/24	21,564	33,478	22,243
1/25	22,382	34,535	23,000
2/25	21,856	33,873	22,150
3/25	20,795	31,897	20,946
4/25	20,033	31,683	20,340
5/25	20,983	33,691	21,501
6/25	21,727	35,403	22,473
7/25	22,115	36,183	22,863
8/25	23,033	37,020	24,063

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.42%	13.85%	9.32%
Class A Shares Including Sales Charge	0.55%	12.57%	8.70%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,618,543,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 12,587,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,618,543 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 25.9% Total Advisory Fees Paid (amount in thousands)$12,587
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000115416
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Class C
Trading Symbol	PMDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.87%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $22,943	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,718	9,709	9,647
10/15	10,471	10,475	10,219
11/15	10,606	10,534	10,391
12/15	10,269	10,317	9,915
1/16	9,723	9,735	9,307
2/16	9,845	9,732	9,407
3/16	10,746	10,417	10,245
4/16	11,065	10,482	10,444
5/16	11,310	10,669	10,629
6/16	11,354	10,691	10,692
7/16	11,911	11,116	11,179
8/16	12,157	11,144	11,279
9/16	12,133	11,161	11,353
10/16	11,936	10,920	11,013
11/16	12,789	11,409	12,069
12/16	13,212	11,631	12,413
1/17	13,436	11,850	12,481
2/17	13,760	12,291	12,714
3/17	13,627	12,299	12,615
4/17	13,744	12,430	12,602
5/17	13,553	12,557	12,328
6/17	13,802	12,670	12,656
7/17	13,943	12,909	12,754
8/17	13,661	12,934	12,533
9/17	14,329	13,249	13,141
10/17	14,445	13,538	13,212
11/17	14,812	13,950	13,645
12/17	14,817	14,089	13,699
1/18	15,087	14,832	13,872
2/18	14,302	14,285	13,191
3/18	14,329	13,998	13,336
4/18	14,425	14,051	13,481
5/18	14,827	14,448	14,035
6/18	14,793	14,543	14,110
7/18	15,195	15,025	14,390
8/18	15,448	15,553	14,717
9/18	15,144	15,579	14,487
10/18	13,788	14,431	13,248
11/18	14,173	14,720	13,498
12/18	12,665	13,350	12,006
1/19	14,028	14,496	13,348
2/19	14,262	15,006	13,765
3/19	14,112	15,225	13,581
4/19	14,601	15,833	14,057
5/19	13,490	14,809	12,997
6/19	14,441	15,849	13,838
7/19	14,554	16,084	13,928
8/19	14,134	15,757	13,250
9/19	14,880	16,033	13,856
10/19	14,962	16,378	14,056
11/19	15,249	17,001	14,401
12/19	15,712	17,492	14,836
1/20	15,089	17,473	14,295
2/20	13,451	16,042	12,917
3/20	10,034	13,836	9,696
4/20	11,283	15,668	10,978
5/20	11,710	16,506	11,480
6/20	11,928	16,884	11,693
7/20	12,199	17,842	12,045
8/20	12,261	19,135	12,592
9/20	11,665	18,438	12,108
10/20	12,072	18,040	12,381
11/20	13,740	20,235	14,547
12/20	14,568	21,145	15,559
1/21	14,652	21,051	15,903
2/21	15,717	21,709	17,318
3/21	16,541	22,487	18,178
4/21	17,399	23,647	18,958
5/21	17,587	23,754	19,343
6/21	17,242	24,340	19,087
7/21	17,410	24,752	18,808
8/21	17,587	25,458	19,204
9/21	17,200	24,315	18,692
10/21	18,205	25,960	19,580
11/21	17,818	25,565	18,898
12/21	18,818	26,571	19,882
1/22	18,012	25,008	18,871
2/22	17,970	24,378	19,179
3/22	17,874	25,169	19,583
4/22	16,700	22,910	18,256
5/22	17,340	22,879	18,605
6/22	15,793	20,965	16,569
7/22	17,378	22,932	18,173
8/22	16,517	22,076	17,603
9/22	15,004	20,029	15,823
10/22	16,403	21,672	17,493
11/22	17,254	22,803	18,372
12/22	16,446	21,468	17,280
1/23	17,875	22,946	19,007
2/23	17,565	22,410	18,469
3/23	16,765	23,009	17,521
4/23	16,820	23,254	17,288
5/23	16,177	23,345	16,794
6/23	17,816	24,939	18,287
7/23	18,627	25,833	19,359
8/23	18,060	25,334	18,614
9/23	17,020	24,128	17,618
10/23	16,293	23,488	16,629
11/23	17,681	25,678	18,138
12/23	19,394	27,040	20,042
1/24	19,104	27,340	19,479
2/24	19,952	28,820	20,260
3/24	21,002	29,749	21,258
4/24	19,726	28,440	19,922
5/24	20,342	29,784	20,761
6/24	20,043	30,706	20,343
7/24	21,537	31,277	21,991
8/24	21,560	31,958	21,990
9/24	21,753	32,619	22,302
10/24	21,539	32,379	22,021
11/24	23,409	34,533	23,963
12/24	21,480	33,478	22,243
1/25	22,295	34,535	23,000
2/25	21,771	33,873	22,150
3/25	20,715	31,897	20,946
4/25	19,956	31,683	20,340
5/25	20,902	33,691	21,501
6/25	21,643	35,403	22,473
7/25	22,029	36,183	22,863
8/25	22,943	37,020	24,063

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.64%	13.02%	8.66%
Class C Shares Including Sales Charge	4.64%	13.02%	8.66%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,618,543,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 12,587,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,618,543 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 25.9% Total Advisory Fees Paid (amount in thousands)$12,587
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000101661
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	Institutional
Trading Symbol	PMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $25,058	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,728	9,709	9,647
10/15	10,491	10,475	10,219
11/15	10,633	10,534	10,391
12/15	10,309	10,317	9,915
1/16	9,775	9,735	9,307
2/16	9,896	9,732	9,407
3/16	10,822	10,417	10,245
4/16	11,148	10,482	10,444
5/16	11,409	10,669	10,629
6/16	11,459	10,691	10,692
7/16	12,032	11,116	11,179
8/16	12,294	11,144	11,279
9/16	12,278	11,161	11,353
10/16	12,097	10,920	11,013
11/16	12,968	11,409	12,069
12/16	13,407	11,631	12,413
1/17	13,650	11,850	12,481
2/17	13,984	12,291	12,714
3/17	13,868	12,299	12,615
4/17	13,994	12,430	12,602
5/17	13,810	12,557	12,328
6/17	14,079	12,670	12,656
7/17	14,239	12,909	12,754
8/17	13,962	12,934	12,533
9/17	14,656	13,249	13,141
10/17	14,791	13,538	13,212
11/17	15,178	13,950	13,645
12/17	15,190	14,089	13,699
1/18	15,491	14,832	13,872
2/18	14,695	14,285	13,191
3/18	14,730	13,998	13,336
4/18	14,845	14,051	13,481
5/18	15,271	14,448	14,035
6/18	15,241	14,543	14,110
7/18	15,677	15,025	14,390
8/18	15,944	15,553	14,717
9/18	15,647	15,579	14,487
10/18	14,262	14,431	13,248
11/18	14,673	14,720	13,498
12/18	13,116	13,350	12,006
1/19	14,551	14,496	13,348
2/19	14,800	15,006	13,765
3/19	14,659	15,225	13,581
4/19	15,170	15,833	14,057
5/19	14,032	14,809	12,997
6/19	15,046	15,849	13,838
7/19	15,162	16,084	13,928
8/19	14,742	15,757	13,250
9/19	15,535	16,033	13,856
10/19	15,641	16,378	14,056
11/19	15,946	17,001	14,401
12/19	16,446	17,492	14,836
1/20	15,815	17,473	14,295
2/20	14,103	16,042	12,917
3/20	10,521	13,836	9,696
4/20	11,847	15,668	10,978
5/20	12,311	16,506	11,480
6/20	12,553	16,884	11,693
7/20	12,844	17,842	12,045
8/20	12,920	19,135	12,592
9/20	12,315	18,438	12,108
10/20	12,737	18,040	12,381
11/20	14,515	20,235	14,547
12/20	15,408	21,145	15,559
1/21	15,506	21,051	15,903
2/21	16,649	21,709	17,318
3/21	17,530	22,487	18,178
4/21	18,459	23,647	18,958
5/21	18,678	23,754	19,343
6/21	18,326	24,340	19,087
7/21	18,512	24,752	18,808
8/21	18,719	25,458	19,204
9/21	18,324	24,315	18,692
10/21	19,410	25,960	19,580
11/21	19,015	25,565	18,898
12/21	20,094	26,571	19,882
1/22	19,257	25,008	18,871
2/22	19,224	24,378	19,179
3/22	19,145	25,169	19,583
4/22	17,897	22,910	18,256
5/22	18,604	22,879	18,605
6/22	16,960	20,965	16,569
7/22	18,667	22,932	18,173
8/22	17,769	22,076	17,603
9/22	16,148	20,029	15,823
10/22	17,674	21,672	17,493
11/22	18,609	22,803	18,372
12/22	17,749	21,468	17,280
1/23	19,301	22,946	19,007
2/23	18,983	22,410	18,469
3/23	18,133	23,009	17,521
4/23	18,204	23,254	17,288
5/23	17,531	23,345	16,794
6/23	19,312	24,939	18,287
7/23	20,213	25,833	19,359
8/23	19,620	25,334	18,614
9/23	18,497	24,128	17,618
10/23	17,711	23,488	16,629
11/23	19,223	25,678	18,138
12/23	21,086	27,040	20,042
1/24	20,772	27,340	19,479
2/24	21,701	28,820	20,260
3/24	22,850	29,749	21,258
4/24	21,470	28,440	19,922
5/24	22,136	29,784	20,761
6/24	21,828	30,706	20,343
7/24	23,445	31,277	21,991
8/24	23,494	31,958	21,990
9/24	23,706	32,619	22,302
10/24	23,474	32,379	22,021
11/24	25,524	34,533	23,963
12/24	23,427	33,478	22,243
1/25	24,310	34,535	23,000
2/25	23,743	33,873	22,150
3/25	22,600	31,897	20,946
4/25	21,777	31,683	20,340
5/25	22,803	33,691	21,501
6/25	23,635	35,403	22,473
7/25	24,054	36,183	22,863
8/25	25,058	37,020	24,063

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.66%	14.17%	9.62%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,618,543,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 12,587,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,618,543 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 25.9% Total Advisory Fees Paid (amount in thousands)$12,587
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176330
Shareholder Report [Line Items]
Fund Name	Small-MidCap Dividend Income Fund
Class Name	R-6
Trading Symbol	PMDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small-MidCap Dividend Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations at the time of purchase. Its investments include the securities of foreign issuers and real estate investment trusts. Williams-Sonoma Inc (WSM) helped performance as the company improved its margin structure, store efficiency, and drove e-commerce sales.  Comfort Systems USA (FIX) beat expectations with earnings rising significantly year over year, strong same store revenue growth and an impressive backlog. Raymond James Financial (RJF) benefited from investor enthusiasm for banks and a strong balance sheet.  Not owning Robinhood Markets Inc (HOOD) detracted from results.  Select Medical Holdings Corp (SEM) hindered results as margins were pressured due to reimbursement headwinds. Finally, Brunswick Corporation (BC) lagged as the marine industry is in the midst of an inventory correction driven by higher interest rates and softening boat demand.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $25,225	Russell 3000 Index $37,020	Russell 2500 Value Index $24,063
8/15	10,000	10,000	10,000
9/15	9,728	9,709	9,647
10/15	10,491	10,475	10,219
11/15	10,633	10,534	10,391
12/15	10,309	10,317	9,915
1/16	9,774	9,735	9,307
2/16	9,896	9,732	9,407
3/16	10,822	10,417	10,245
4/16	11,147	10,482	10,444
5/16	11,408	10,669	10,629
6/16	11,457	10,691	10,692
7/16	12,030	11,116	11,179
8/16	12,292	11,144	11,279
9/16	12,274	11,161	11,353
10/16	12,093	10,920	11,013
11/16	12,963	11,409	12,069
12/16	13,401	11,631	12,413
1/17	13,643	11,850	12,481
2/17	13,977	12,291	12,714
3/17	13,862	12,299	12,615
4/17	13,987	12,430	12,602
5/17	13,803	12,557	12,328
6/17	14,082	12,670	12,656
7/17	14,241	12,909	12,754
8/17	13,964	12,934	12,533
9/17	14,653	13,249	13,141
10/17	14,787	13,538	13,212
11/17	15,183	13,950	13,645
12/17	15,190	14,089	13,699
1/18	15,491	14,832	13,872
2/18	14,704	14,285	13,191
3/18	14,773	13,998	13,336
4/18	14,888	14,051	13,481
5/18	15,305	14,448	14,035
6/18	15,281	14,543	14,110
7/18	15,707	15,025	14,390
8/18	15,974	15,553	14,717
9/18	15,673	15,579	14,487
10/18	14,283	14,431	13,248
11/18	14,693	14,720	13,498
12/18	13,143	13,350	12,006
1/19	14,573	14,496	13,348
2/19	14,833	15,006	13,765
3/19	14,683	15,225	13,581
4/19	15,204	15,833	14,057
5/19	14,069	14,809	12,997
6/19	15,073	15,849	13,838
7/19	15,198	16,084	13,928
8/19	14,769	15,757	13,250
9/19	15,574	16,033	13,856
10/19	15,679	16,378	14,056
11/19	15,984	17,001	14,401
12/19	16,486	17,492	14,836
1/20	15,845	17,473	14,295
2/20	14,137	16,042	12,917
3/20	10,555	13,836	9,696
4/20	11,879	15,668	10,978
5/20	12,352	16,506	11,480
6/20	12,595	16,884	11,693
7/20	12,886	17,842	12,045
8/20	12,961	19,135	12,592
9/20	12,349	18,438	12,108
10/20	12,782	18,040	12,381
11/20	14,567	20,235	14,547
12/20	15,461	21,145	15,559
1/21	15,559	21,051	15,903
2/21	16,712	21,709	17,318
3/21	17,596	22,487	18,178
4/21	18,523	23,647	18,958
5/21	18,742	23,754	19,343
6/21	18,393	24,340	19,087
7/21	18,590	24,752	18,808
8/21	18,798	25,458	19,204
9/21	18,406	24,315	18,692
10/21	19,490	25,960	19,580
11/21	19,096	25,565	18,898
12/21	20,177	26,571	19,882
1/22	19,341	25,008	18,871
2/22	19,297	24,378	19,179
3/22	19,220	25,169	19,583
4/22	17,973	22,910	18,256
5/22	18,679	22,879	18,605
6/22	17,028	20,965	16,569
7/22	18,745	22,932	18,173
8/22	17,847	22,076	17,603
9/22	16,218	20,029	15,823
10/22	17,755	21,672	17,493
11/22	18,690	22,803	18,372
12/22	17,832	21,468	17,280
1/23	19,394	22,946	19,007
2/23	19,066	22,410	18,469
3/23	18,218	23,009	17,521
4/23	18,289	23,254	17,288
5/23	17,616	23,345	16,794
6/23	19,411	24,939	18,287
7/23	20,324	25,833	19,359
8/23	19,719	25,334	18,614
9/23	18,588	24,128	17,618
10/23	17,803	23,488	16,629
11/23	19,326	25,678	18,138
12/23	21,203	27,040	20,042
1/24	20,890	27,340	19,479
2/24	21,818	28,820	20,260
3/24	22,971	29,749	21,258
4/24	21,579	28,440	19,922
5/24	22,257	29,784	20,761
6/24	21,952	30,706	20,343
7/24	23,582	31,277	21,991
8/24	23,618	31,958	21,990
9/24	23,834	32,619	22,302
10/24	23,614	32,379	22,021
11/24	25,664	34,533	23,963
12/24	23,560	33,478	22,243
1/25	24,456	34,535	23,000
2/25	23,888	33,873	22,150
3/25	22,736	31,897	20,946
4/25	21,913	31,683	20,340
5/25	22,952	33,691	21,501
6/25	23,775	35,403	22,473
7/25	24,208	36,183	22,863
8/25	25,225	37,020	24,063

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	6.80%	14.24%	9.69%
Russell 3000 Index	15.84%	14.11%	13.98%
Russell 2500 Value Index	9.43%	13.83%	9.18%

Performance Inception Date	Jun. 06, 2011
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2500 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 1,618,543,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 12,587,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,618,543 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 25.9% Total Advisory Fees Paid (amount in thousands)$12,587
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.72%
Investment Companies	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	31.25%
Industrial	22.09%
Consumer, Non-cyclical	11.95%
Consumer, Cyclical	10.69%
Technology	7.90%
Energy	5.07%
Utilities	4.87%
Basic Materials	2.79%
Communications	2.11%
Money Market Funds	1.32%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019597
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class A
Trading Symbol	PPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A Shares with maximum sales charge $14,547	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	9,624	10,000	10,000
9/15	9,606	10,051	10,007
10/15	9,757	10,072	10,178
11/15	9,774	9,905	10,220
12/15	9,792	9,958	10,234
1/16	9,754	10,044	10,199
2/16	9,609	10,268	10,090
3/16	9,782	10,546	10,316
4/16	9,879	10,686	10,435
5/16	9,983	10,543	10,576
6/16	10,019	10,850	10,658
7/16	10,193	10,932	10,864
8/16	10,287	10,879	10,968
9/16	10,265	10,939	10,912
10/16	10,304	10,635	10,911
11/16	10,085	10,213	10,575
12/16	10,124	10,166	10,624
1/17	10,325	10,280	10,850
2/17	10,486	10,329	11,056
3/17	10,525	10,345	11,109
4/17	10,692	10,461	11,263
5/17	10,796	10,623	11,381
6/17	10,918	10,614	11,499
7/17	11,012	10,793	11,588
8/17	11,039	10,900	11,631
9/17	11,071	10,801	11,673
10/17	11,145	10,760	11,716
11/17	11,143	10,880	11,725
12/17	11,159	10,918	11,745
1/18	11,104	11,048	11,617
2/18	11,061	10,950	11,620
3/18	11,028	11,066	11,604
4/18	10,986	10,889	11,546
5/18	10,932	10,806	11,579
6/18	10,944	10,758	11,630
7/18	11,020	10,740	11,704
8/18	11,074	10,752	11,818
9/18	11,034	10,659	11,754
10/18	10,917	10,540	11,578
11/18	10,758	10,573	11,367
12/18	10,628	10,787	11,223
1/19	11,041	10,951	11,803
2/19	11,186	10,888	12,000
3/19	11,309	11,024	12,157
4/19	11,457	10,991	12,324
5/19	11,479	11,140	12,365
6/19	11,698	11,387	12,575
7/19	11,845	11,356	12,785
8/19	11,938	11,587	12,909
9/19	12,038	11,469	12,994
10/19	12,174	11,545	13,124
11/19	12,235	11,458	13,124
12/19	12,345	11,524	13,286
1/20	12,505	11,671	13,447
2/20	12,333	11,750	13,159
3/20	10,825	11,487	11,763
4/20	11,581	11,712	12,671
5/20	11,804	11,764	12,913
6/20	11,918	11,868	12,934
7/20	12,286	12,247	13,461
8/20	12,507	12,228	13,700
9/20	12,431	12,184	13,590
10/20	12,490	12,196	13,676
11/20	12,856	12,417	14,081
12/20	12,993	12,584	14,300
1/21	12,972	12,473	14,194
2/21	12,937	12,259	14,078
3/21	12,978	12,023	14,241
4/21	13,156	12,175	14,424
5/21	13,198	12,289	14,509
6/21	13,327	12,181	14,702
7/21	13,381	12,343	14,766
8/21	13,422	12,291	14,795
9/21	13,420	12,073	14,792
10/21	13,371	12,044	14,778
11/21	13,233	12,009	14,573
12/21	13,352	11,992	14,789
1/22	13,126	11,746	14,426
2/22	12,753	11,606	13,969
3/22	12,667	11,253	13,853
4/22	12,297	10,637	13,260
5/22	12,200	10,666	13,298
6/22	11,712	10,323	12,742
7/22	12,245	10,543	13,410
8/22	12,042	10,127	13,101
9/22	11,533	9,606	12,590
10/22	11,528	9,540	12,294
11/22	11,804	9,989	12,738
12/22	11,884	10,043	12,594
1/23	12,485	10,373	13,681
2/23	12,315	10,028	13,419
3/23	11,644	10,345	12,782
4/23	11,785	10,391	12,978
5/23	11,749	10,188	12,827
6/23	11,863	10,187	12,954
7/23	12,117	10,258	13,162
8/23	12,069	10,117	13,077
9/23	11,976	9,822	12,928
10/23	11,787	9,704	12,539
11/23	12,270	10,194	13,338
12/23	12,629	10,617	13,764
1/24	12,863	10,471	14,122
2/24	12,926	10,339	14,243
3/24	13,091	10,396	14,389
4/24	12,970	10,134	14,092
5/24	13,179	10,267	14,369
6/24	13,274	10,281	14,457
7/24	13,429	10,565	14,601
8/24	13,629	10,815	14,980
9/24	13,870	10,999	15,339
10/24	13,804	10,631	15,222
11/24	13,872	10,667	15,290
12/24	13,839	10,438	15,087
1/25	13,936	10,497	15,184
2/25	14,050	10,648	15,350
3/25	14,014	10,713	15,175
4/25	13,920	11,028	15,024
5/25	14,125	10,989	15,197
6/25	14,322	11,197	15,453
7/25	14,448	11,030	15,638
8/25	14,547	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class A Shares Excluding Sales Charge	6.74%	3.07%	4.22%
Class A Shares Including Sales Charge	2.76%	2.29%	3.82%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000038790
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class C
Trading Symbol	PRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.81%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C Shares with maximum sales charge $14,234	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,975	10,051	10,007
10/15	10,125	10,072	10,178
11/15	10,138	9,905	10,220
12/15	10,141	9,958	10,234
1/16	10,104	10,044	10,199
2/16	9,947	10,268	10,090
3/16	10,121	10,546	10,316
4/16	10,205	10,686	10,435
5/16	10,316	10,543	10,576
6/16	10,346	10,850	10,658
7/16	10,520	10,932	10,864
8/16	10,611	10,879	10,968
9/16	10,581	10,939	10,912
10/16	10,616	10,635	10,911
11/16	10,373	10,213	10,575
12/16	10,417	10,166	10,624
1/17	10,608	10,280	10,850
2/17	10,778	10,329	11,056
3/17	10,811	10,345	11,109
4/17	10,965	10,461	11,263
5/17	11,076	10,623	11,381
6/17	11,194	10,614	11,499
7/17	11,272	10,793	11,588
8/17	11,303	10,900	11,631
9/17	11,318	10,801	11,673
10/17	11,386	10,760	11,716
11/17	11,378	10,880	11,725
12/17	11,397	10,918	11,745
1/18	11,334	11,048	11,617
2/18	11,283	10,950	11,620
3/18	11,232	11,066	11,604
4/18	11,182	10,889	11,546
5/18	11,131	10,806	11,579
6/18	11,135	10,758	11,630
7/18	11,195	10,740	11,704
8/18	11,254	10,752	11,818
9/18	11,207	10,659	11,754
10/18	11,080	10,540	11,578
11/18	10,901	10,573	11,367
12/18	10,774	10,787	11,223
1/19	11,185	10,951	11,803
2/19	11,326	10,888	12,000
3/19	11,432	11,024	12,157
4/19	11,585	10,991	12,324
5/19	11,589	11,140	12,365
6/19	11,814	11,387	12,575
7/19	11,954	11,356	12,785
8/19	12,039	11,587	12,909
9/19	12,132	11,469	12,994
10/19	12,260	11,545	13,124
11/19	12,315	11,458	13,124
12/19	12,417	11,524	13,286
1/20	12,570	11,671	13,447
2/20	12,389	11,750	13,159
3/20	10,865	11,487	11,763
4/20	11,630	11,712	12,671
5/20	11,834	11,764	12,913
6/20	11,942	11,868	12,934
7/20	12,302	12,247	13,461
8/20	12,515	12,228	13,700
9/20	12,443	12,184	13,590
10/20	12,481	12,196	13,676
11/20	12,840	12,417	14,081
12/20	12,966	12,584	14,300
1/21	12,950	12,473	14,194
2/21	12,895	12,259	14,078
3/21	12,927	12,023	14,241
4/21	13,094	12,175	14,424
5/21	13,140	12,289	14,509
6/21	13,247	12,181	14,702
7/21	13,292	12,343	14,766
8/21	13,338	12,291	14,795
9/21	13,328	12,073	14,792
10/21	13,270	12,044	14,778
11/21	13,125	12,009	14,573
12/21	13,221	11,992	14,789
1/22	12,989	11,746	14,426
2/22	12,625	11,606	13,969
3/22	12,532	11,253	13,853
4/22	12,144	10,637	13,260
5/22	12,054	10,666	13,298
6/22	11,564	10,323	12,742
7/22	12,082	10,543	13,410
8/22	11,874	10,127	13,101
9/22	11,365	9,606	12,590
10/22	11,353	9,540	12,294
11/22	11,604	9,989	12,738
12/22	11,688	10,043	12,594
1/23	12,258	10,373	13,681
2/23	12,085	10,028	13,419
3/23	11,430	10,345	12,782
4/23	11,561	10,391	12,978
5/23	11,518	10,188	12,827
6/23	11,623	10,187	12,954
7/23	11,864	10,258	13,162
8/23	11,796	10,117	13,077
9/23	11,718	9,822	12,928
10/23	11,533	9,704	12,539
11/23	12,005	10,194	13,338
12/23	12,357	10,617	13,764
1/24	12,586	10,471	14,122
2/24	12,648	10,339	14,243
3/24	12,809	10,396	14,389
4/24	12,690	10,134	14,092
5/24	12,896	10,267	14,369
6/24	12,988	10,281	14,457
7/24	13,140	10,565	14,601
8/24	13,336	10,815	14,980
9/24	13,571	10,999	15,339
10/24	13,507	10,631	15,222
11/24	13,574	10,667	15,290
12/24	13,541	10,438	15,087
1/25	13,636	10,497	15,184
2/25	13,747	10,648	15,350
3/25	13,712	10,713	15,175
4/25	13,621	11,028	15,024
5/25	13,821	10,989	15,197
6/25	14,014	11,197	15,453
7/25	14,137	11,030	15,638
8/25	14,234	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class C Shares Excluding Sales Charge	5.92%	2.29%	3.59%
Class C Shares Including Sales Charge	4.92%	2.29%	3.59%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019596
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Class J
Trading Symbol	PPSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class J Shares with maximum sales charge $15,140	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,971	10,051	10,007
10/15	10,131	10,072	10,178
11/15	10,150	9,905	10,220
12/15	10,170	9,958	10,234
1/16	10,129	10,044	10,199
2/16	9,985	10,268	10,090
3/16	10,159	10,546	10,316
4/16	10,262	10,686	10,435
5/16	10,372	10,543	10,576
6/16	10,411	10,850	10,658
7/16	10,597	10,932	10,864
8/16	10,687	10,879	10,968
9/16	10,663	10,939	10,912
10/16	10,705	10,635	10,911
11/16	10,473	10,213	10,575
12/16	10,525	10,166	10,624
1/17	10,730	10,280	10,850
2/17	10,891	10,329	11,056
3/17	10,944	10,345	11,109
4/17	11,111	10,461	11,263
5/17	11,223	10,623	11,381
6/17	11,355	10,614	11,499
7/17	11,444	10,793	11,588
8/17	11,474	10,900	11,631
9/17	11,510	10,801	11,673
10/17	11,589	10,760	11,716
11/17	11,577	10,880	11,725
12/17	11,605	10,918	11,745
1/18	11,548	11,048	11,617
2/18	11,503	10,950	11,620
3/18	11,468	11,066	11,604
4/18	11,424	10,889	11,546
5/18	11,378	10,806	11,579
6/18	11,379	10,758	11,630
7/18	11,460	10,740	11,704
8/18	11,518	10,752	11,818
9/18	11,474	10,659	11,754
10/18	11,361	10,540	11,578
11/18	11,180	10,573	11,367
12/18	11,054	10,787	11,223
1/19	11,484	10,951	11,803
2/19	11,627	10,888	12,000
3/19	11,758	11,024	12,157
4/19	11,916	10,991	12,324
5/19	11,940	11,140	12,365
6/19	12,162	11,387	12,575
7/19	12,319	11,356	12,785
8/19	12,410	11,587	12,909
9/19	12,502	11,469	12,994
10/19	12,659	11,545	13,124
11/19	12,712	11,458	13,124
12/19	12,829	11,524	13,286
1/20	12,987	11,671	13,447
2/20	12,815	11,750	13,159
3/20	11,252	11,487	11,763
4/20	12,035	11,712	12,671
5/20	12,260	11,764	12,913
6/20	12,383	11,868	12,934
7/20	12,764	12,247	13,461
8/20	12,990	12,228	13,700
9/20	12,922	12,184	13,590
10/20	12,984	12,196	13,676
11/20	13,350	12,417	14,081
12/20	13,497	12,584	14,300
1/21	13,486	12,473	14,194
2/21	13,436	12,259	14,078
3/21	13,480	12,023	14,241
4/21	13,670	12,175	14,424
5/21	13,716	12,289	14,509
6/21	13,843	12,181	14,702
7/21	13,904	12,343	14,766
8/21	13,964	12,291	14,795
9/21	13,949	12,073	14,792
10/21	13,911	12,044	14,778
11/21	13,763	12,009	14,573
12/21	13,878	11,992	14,789
1/22	13,649	11,746	14,426
2/22	13,263	11,606	13,969
3/22	13,172	11,253	13,853
4/22	12,774	10,637	13,260
5/22	12,684	10,666	13,298
6/22	12,189	10,323	12,742
7/22	12,733	10,543	13,410
8/22	12,515	10,127	13,101
9/22	11,997	9,606	12,590
10/22	11,992	9,540	12,294
11/22	12,274	9,989	12,738
12/22	12,361	10,043	12,594
1/23	12,978	10,373	13,681
2/23	12,796	10,028	13,419
3/23	12,103	10,345	12,782
4/23	12,254	10,391	12,978
5/23	12,230	10,188	12,827
6/23	12,339	10,187	12,954
7/23	12,597	10,258	13,162
8/23	12,544	10,117	13,077
9/23	12,459	9,822	12,928
10/23	12,255	9,704	12,539
11/23	12,760	10,194	13,338
12/23	13,133	10,617	13,764
1/24	13,385	10,471	14,122
2/24	13,439	10,339	14,243
3/24	13,617	10,396	14,389
4/24	13,487	10,134	14,092
5/24	13,699	10,267	14,369
6/24	13,802	10,281	14,457
7/24	13,972	10,565	14,601
8/24	14,187	10,815	14,980
9/24	14,416	10,999	15,339
10/24	14,362	10,631	15,222
11/24	14,420	10,667	15,290
12/24	14,401	10,438	15,087
1/25	14,507	10,497	15,184
2/25	14,614	10,648	15,350
3/25	14,576	10,713	15,175
4/25	14,492	11,028	15,024
5/25	14,698	10,989	15,197
6/25	14,912	11,197	15,453
7/25	15,032	11,030	15,638
8/25	15,140	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class J Shares Excluding Sales Charge	6.72%	3.11%	4.24%
Class J Shares Including Sales Charge	5.72%	3.11%	4.24%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019595
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	Institutional
Trading Symbol	PPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Shares at net asset value $15,512	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,984	10,051	10,007
10/15	10,144	10,072	10,178
11/15	10,165	9,905	10,220
12/15	10,186	9,958	10,234
1/16	10,149	10,044	10,199
2/16	9,999	10,268	10,090
3/16	10,184	10,546	10,316
4/16	10,277	10,686	10,435
5/16	10,399	10,543	10,576
6/16	10,439	10,850	10,658
7/16	10,624	10,932	10,864
8/16	10,726	10,879	10,968
9/16	10,705	10,939	10,912
10/16	10,739	10,635	10,911
11/16	10,512	10,213	10,575
12/16	10,565	10,166	10,624
1/17	10,769	10,280	10,850
2/17	10,941	10,329	11,056
3/17	10,996	10,345	11,109
4/17	11,163	10,461	11,263
5/17	11,286	10,623	11,381
6/17	11,407	10,614	11,499
7/17	11,507	10,793	11,588
8/17	11,539	10,900	11,631
9/17	11,575	10,801	11,673
10/17	11,655	10,760	11,716
11/17	11,656	10,880	11,725
12/17	11,675	10,918	11,745
1/18	11,621	11,048	11,617
2/18	11,577	10,950	11,620
3/18	11,545	11,066	11,604
4/18	11,504	10,889	11,546
5/18	11,449	10,806	11,579
6/18	11,464	10,758	11,630
7/18	11,546	10,740	11,704
8/18	11,606	10,752	11,818
9/18	11,566	10,659	11,754
10/18	11,457	10,540	11,578
11/18	11,280	10,573	11,367
12/18	11,146	10,787	11,223
1/19	11,584	10,951	11,803
2/19	11,740	10,888	12,000
3/19	11,860	11,024	12,157
4/19	12,030	10,991	12,324
5/19	12,045	11,140	12,365
6/19	12,278	11,387	12,575
7/19	12,436	11,356	12,785
8/19	12,549	11,587	12,909
9/19	12,645	11,469	12,994
10/19	12,803	11,545	13,124
11/19	12,871	11,458	13,124
12/19	12,978	11,524	13,286
1/20	13,150	11,671	13,447
2/20	12,983	11,750	13,159
3/20	11,388	11,487	11,763
4/20	12,192	11,712	12,671
5/20	12,430	11,764	12,913
6/20	12,541	11,868	12,934
7/20	12,935	12,247	13,461
8/20	13,171	12,228	13,700
9/20	13,106	12,184	13,590
10/20	13,157	12,196	13,676
11/20	13,536	12,417	14,081
12/20	13,685	12,584	14,300
1/21	13,678	12,473	14,194
2/21	13,644	12,259	14,078
3/21	13,690	12,023	14,241
4/21	13,868	12,175	14,424
5/21	13,929	12,289	14,509
6/21	14,056	12,181	14,702
7/21	14,116	12,343	14,766
8/21	14,177	12,291	14,795
9/21	14,177	12,073	14,792
10/21	14,128	12,044	14,778
11/21	13,984	12,009	14,573
12/21	14,100	11,992	14,789
1/22	13,862	11,746	14,426
2/22	13,481	11,606	13,969
3/22	13,393	11,253	13,853
4/22	13,000	10,637	13,260
5/22	12,900	10,666	13,298
6/22	12,396	10,323	12,742
7/22	12,953	10,543	13,410
8/22	12,739	10,127	13,101
9/22	12,213	9,606	12,590
10/22	12,210	9,540	12,294
11/22	12,492	9,989	12,738
12/22	12,596	10,043	12,594
1/23	13,225	10,373	13,681
2/23	13,047	10,028	13,419
3/23	12,332	10,345	12,782
4/23	12,485	10,391	12,978
5/23	12,463	10,188	12,827
6/23	12,575	10,187	12,954
7/23	12,849	10,258	13,162
8/23	12,800	10,117	13,077
9/23	12,718	9,822	12,928
10/23	12,502	9,704	12,539
11/23	13,037	10,194	13,338
12/23	13,410	10,617	13,764
1/24	13,663	10,471	14,122
2/24	13,718	10,339	14,243
3/24	13,913	10,396	14,389
4/24	13,786	10,134	14,092
5/24	13,998	10,267	14,369
6/24	14,102	10,281	14,457
7/24	14,271	10,565	14,601
8/24	14,504	10,815	14,980
9/24	14,750	10,999	15,339
10/24	14,683	10,631	15,222
11/24	14,758	10,667	15,290
12/24	14,726	10,438	15,087
1/25	14,850	10,497	15,184
2/25	14,959	10,648	15,350
3/25	14,923	10,713	15,175
4/25	14,825	11,028	15,024
5/25	15,048	10,989	15,197
6/25	15,263	11,197	15,453
7/25	15,386	11,030	15,638
8/25	15,512	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Institutional Shares	6.95%	3.33%	4.49%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019591
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-3
Trading Symbol	PNARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-3	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-3 Shares at net asset value $14,822	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,979	10,051	10,007
10/15	10,136	10,072	10,178
11/15	10,154	9,905	10,220
12/15	10,160	9,958	10,234
1/16	10,128	10,044	10,199
2/16	9,974	10,268	10,090
3/16	10,155	10,546	10,316
4/16	10,244	10,686	10,435
5/16	10,362	10,543	10,576
6/16	10,397	10,850	10,658
7/16	10,568	10,932	10,864
8/16	10,666	10,879	10,968
9/16	10,640	10,939	10,912
10/16	10,680	10,635	10,911
11/16	10,448	10,213	10,575
12/16	10,497	10,166	10,624
1/17	10,697	10,280	10,850
2/17	10,865	10,329	11,056
3/17	10,904	10,345	11,109
4/17	11,065	10,461	11,263
5/17	11,183	10,623	11,381
6/17	11,299	10,614	11,499
7/17	11,394	10,793	11,588
8/17	11,421	10,900	11,631
9/17	11,452	10,801	11,673
10/17	11,528	10,760	11,716
11/17	11,513	10,880	11,725
12/17	11,538	10,918	11,745
1/18	11,479	11,048	11,617
2/18	11,432	10,950	11,620
3/18	11,396	11,066	11,604
4/18	11,350	10,889	11,546
5/18	11,292	10,806	11,579
6/18	11,302	10,758	11,630
7/18	11,380	10,740	11,704
8/18	11,434	10,752	11,818
9/18	11,390	10,659	11,754
10/18	11,278	10,540	11,578
11/18	11,098	10,573	11,367
12/18	10,972	10,787	11,223
1/19	11,390	10,951	11,803
2/19	11,540	10,888	12,000
3/19	11,656	11,024	12,157
4/19	11,819	10,991	12,324
5/19	11,829	11,140	12,365
6/19	12,056	11,387	12,575
7/19	12,206	11,356	12,785
8/19	12,301	11,587	12,909
9/19	12,403	11,469	12,994
10/19	12,543	11,545	13,124
11/19	12,605	11,458	13,124
12/19	12,705	11,524	13,286
1/20	12,870	11,671	13,447
2/20	12,700	11,750	13,159
3/20	11,147	11,487	11,763
4/20	11,923	11,712	12,671
5/20	12,139	11,764	12,913
6/20	12,256	11,868	12,934
7/20	12,638	12,247	13,461
8/20	12,853	12,228	13,700
9/20	12,785	12,184	13,590
10/20	12,843	12,196	13,676
11/20	13,210	12,417	14,081
12/20	13,337	12,584	14,300
1/21	13,326	12,473	14,194
2/21	13,288	12,259	14,078
3/21	13,328	12,023	14,241
4/21	13,498	12,175	14,424
5/21	13,553	12,289	14,509
6/21	13,671	12,181	14,702
7/21	13,725	12,343	14,766
8/21	13,778	12,291	14,795
9/21	13,759	12,073	14,792
10/21	13,719	12,044	14,778
11/21	13,560	12,009	14,573
12/21	13,681	11,992	14,789
1/22	13,443	11,746	14,426
2/22	13,066	11,606	13,969
3/22	12,974	11,253	13,853
4/22	12,586	10,637	13,260
5/22	12,483	10,666	13,298
6/22	12,000	10,323	12,742
7/22	12,539	10,543	13,410
8/22	12,328	10,127	13,101
9/22	11,809	9,606	12,590
10/22	11,802	9,540	12,294
11/22	12,073	9,989	12,738
12/22	12,155	10,043	12,594
1/23	12,763	10,373	13,681
2/23	12,584	10,028	13,419
3/23	11,897	10,345	12,782
4/23	12,042	10,391	12,978
5/23	12,031	10,188	12,827
6/23	12,132	10,187	12,954
7/23	12,393	10,258	13,162
8/23	12,342	10,117	13,077
9/23	12,257	9,822	12,928
10/23	12,043	9,704	12,539
11/23	12,558	10,194	13,338
12/23	12,915	10,617	13,764
1/24	13,154	10,471	14,122
2/24	13,203	10,339	14,243
3/24	13,387	10,396	14,389
4/24	13,258	10,134	14,092
5/24	13,459	10,267	14,369
6/24	13,555	10,281	14,457
7/24	13,712	10,565	14,601
8/24	13,916	10,815	14,980
9/24	14,149	10,999	15,339
10/24	14,093	10,631	15,222
11/24	14,146	10,667	15,290
12/24	14,109	10,438	15,087
1/25	14,223	10,497	15,184
2/25	14,322	10,648	15,350
3/25	14,282	10,713	15,175
4/25	14,183	11,028	15,024
5/25	14,393	10,989	15,197
6/25	14,594	11,197	15,453
7/25	14,706	11,030	15,638
8/25	14,822	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-3 Shares	6.51%	2.89%	4.01%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000019592
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-5
Trading Symbol	PPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-5	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-5 Shares at net asset value $15,257	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,982	10,051	10,007
10/15	10,141	10,072	10,178
11/15	10,161	9,905	10,220
12/15	10,180	9,958	10,234
1/16	10,141	10,044	10,199
2/16	9,999	10,268	10,090
3/16	10,172	10,546	10,316
4/16	10,275	10,686	10,435
5/16	10,384	10,543	10,576
6/16	10,423	10,850	10,658
7/16	10,607	10,932	10,864
8/16	10,707	10,879	10,968
9/16	10,685	10,939	10,912
10/16	10,727	10,635	10,911
11/16	10,487	10,213	10,575
12/16	10,539	10,166	10,624
1/17	10,741	10,280	10,850
2/17	10,912	10,329	11,056
3/17	10,965	10,345	11,109
4/17	11,131	10,461	11,263
5/17	11,252	10,623	11,381
6/17	11,371	10,614	11,499
7/17	11,469	10,793	11,588
8/17	11,499	10,900	11,631
9/17	11,523	10,801	11,673
10/17	11,602	10,760	11,716
11/17	11,601	10,880	11,725
12/17	11,629	10,918	11,745
1/18	11,573	11,048	11,617
2/18	11,528	10,950	11,620
3/18	11,484	11,066	11,604
4/18	11,452	10,889	11,546
5/18	11,396	10,806	11,579
6/18	11,409	10,758	11,630
7/18	11,490	10,740	11,704
8/18	11,549	10,752	11,818
9/18	11,507	10,659	11,754
10/18	11,385	10,540	11,578
11/18	11,219	10,573	11,367
12/18	11,083	10,787	11,223
1/19	11,519	10,951	11,803
2/19	11,673	10,888	12,000
3/19	11,792	11,024	12,157
4/19	11,960	10,991	12,324
5/19	11,973	11,140	12,365
6/19	12,205	11,387	12,575
7/19	12,361	11,356	12,785
8/19	12,459	11,587	12,909
9/19	12,566	11,469	12,994
10/19	12,710	11,545	13,124
11/19	12,776	11,458	13,124
12/19	12,881	11,524	13,286
1/20	13,050	11,671	13,447
2/20	12,882	11,750	13,159
3/20	11,303	11,487	11,763
4/20	12,103	11,712	12,671
5/20	12,326	11,764	12,913
6/20	12,448	11,868	12,934
7/20	12,838	12,247	13,461
8/20	13,060	12,228	13,700
9/20	12,994	12,184	13,590
10/20	13,056	12,196	13,676
11/20	13,431	12,417	14,081
12/20	13,564	12,584	14,300
1/21	13,555	12,473	14,194
2/21	13,520	12,259	14,078
3/21	13,564	12,023	14,241
4/21	13,740	12,175	14,424
5/21	13,799	12,289	14,509
6/21	13,923	12,181	14,702
7/21	13,981	12,343	14,766
8/21	14,040	12,291	14,795
9/21	14,025	12,073	14,792
10/21	13,988	12,044	14,778
11/21	13,843	12,009	14,573
12/21	13,957	11,992	14,789
1/22	13,718	11,746	14,426
2/22	13,337	11,606	13,969
3/22	13,247	11,253	13,853
4/22	12,855	10,637	13,260
5/22	12,754	10,666	13,298
6/22	12,265	10,323	12,742
7/22	12,817	10,543	13,410
8/22	12,602	10,127	13,101
9/22	12,063	9,606	12,590
10/22	12,073	9,540	12,294
11/22	12,352	9,989	12,738
12/22	12,439	10,043	12,594
1/23	13,062	10,373	13,681
2/23	12,883	10,028	13,419
3/23	12,186	10,345	12,782
4/23	12,337	10,391	12,978
5/23	12,299	10,188	12,827
6/23	12,422	10,187	12,954
7/23	12,678	10,258	13,162
8/23	12,628	10,117	13,077
9/23	12,545	9,822	12,928
10/23	12,345	9,704	12,539
11/23	12,859	10,194	13,338
12/23	13,227	10,617	13,764
1/24	13,476	10,471	14,122
2/24	13,545	10,339	14,243
3/24	13,721	10,396	14,389
4/24	13,594	10,134	14,092
5/24	13,802	10,267	14,369
6/24	13,904	10,281	14,457
7/24	14,069	10,565	14,601
8/24	14,283	10,815	14,980
9/24	14,524	10,999	15,339
10/24	14,472	10,631	15,222
11/24	14,529	10,667	15,290
12/24	14,511	10,438	15,087
1/25	14,616	10,497	15,184
2/25	14,722	10,648	15,350
3/25	14,684	10,713	15,175
4/25	14,602	11,028	15,024
5/25	14,805	10,989	15,197
6/25	15,032	11,197	15,453
7/25	15,151	11,030	15,638
8/25	15,257	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
R-5 Shares	6.82%	3.16%	4.32%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.

C000176328
Shareholder Report [Line Items]
Fund Name	Spectrum Preferred and Capital Securities Income Fund
Class Name	R-6
Trading Symbol	PPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Spectrum Preferred and Capital Securities Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/prospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R-6	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. The bond market went through a series of stop and go exercises over the past year as the Fed cut the target rate by 100 basis points to 4.25% by the end of December but then paused over concerns of inflation being further impelled by President Trump’s tariff threats. Indeed, tariff threats accelerated March to April which caused an equity correction and a material widening of hybrid credit spreads against a backdrop of long-term rates rising into May and staying elevated into August. Over the course of the year, spreads traded from being about 1 standard deviation tight to +1 ½ standard deviations wide by April – only to snap back over the course of the summer to close August being about ½ standard deviation tighter than 1year ago. Allocation and security selection within the Banking Industry were the primary contributors in absolute terms and relative to the Ice BofA U.S. All Capital Securities Index. Insurance and Financial Services contributed positively. Underweights in Electric Utilities and Pipelines contributed positively but detracted from relative performance due to underweights. Telecommunications and Real Estate Investment Trusts detracted. Inflation concerns and economic resilience continue to keep U.S. Treasury rates high and credit spreads tighter than average.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	R-6 Shares at net asset value $15,605	Bloomberg Global Aggregate Index $11,191	ICE BofA US All Capital Securities Index $15,825
8/15	10,000	10,000	10,000
9/15	9,983	10,051	10,007
10/15	10,143	10,072	10,178
11/15	10,163	9,905	10,220
12/15	10,183	9,958	10,234
1/16	10,145	10,044	10,199
2/16	9,995	10,268	10,090
3/16	10,179	10,546	10,316
4/16	10,272	10,686	10,435
5/16	10,392	10,543	10,576
6/16	10,432	10,850	10,658
7/16	10,616	10,932	10,864
8/16	10,717	10,879	10,968
9/16	10,695	10,939	10,912
10/16	10,728	10,635	10,911
11/16	10,501	10,213	10,575
12/16	10,553	10,166	10,624
1/17	10,756	10,280	10,850
2/17	10,928	10,329	11,056
3/17	10,971	10,345	11,109
4/17	11,137	10,461	11,263
5/17	11,259	10,623	11,381
6/17	11,391	10,614	11,499
7/17	11,481	10,793	11,588
8/17	11,524	10,900	11,631
9/17	11,550	10,801	11,673
10/17	11,631	10,760	11,716
11/17	11,633	10,880	11,725
12/17	11,663	10,918	11,745
1/18	11,610	11,048	11,617
2/18	11,567	10,950	11,620
3/18	11,525	11,066	11,604
4/18	11,485	10,889	11,546
5/18	11,443	10,806	11,579
6/18	11,458	10,758	11,630
7/18	11,542	10,740	11,704
8/18	11,603	10,752	11,818
9/18	11,564	10,659	11,754
10/18	11,444	10,540	11,578
11/18	11,269	10,573	11,367
12/18	11,147	10,787	11,223
1/19	11,586	10,951	11,803
2/19	11,731	10,888	12,000
3/19	11,864	11,024	12,157
4/19	12,035	10,991	12,324
5/19	12,051	11,140	12,365
6/19	12,285	11,387	12,575
7/19	12,445	11,356	12,785
8/19	12,546	11,587	12,909
9/19	12,655	11,469	12,994
10/19	12,803	11,545	13,124
11/19	12,872	11,458	13,124
12/19	12,992	11,524	13,286
1/20	13,153	11,671	13,447
2/20	12,986	11,750	13,159
3/20	11,403	11,487	11,763
4/20	12,210	11,712	12,671
5/20	12,436	11,764	12,913
6/20	12,562	11,868	12,934
7/20	12,956	12,247	13,461
8/20	13,195	12,228	13,700
9/20	13,118	12,184	13,590
10/20	13,183	12,196	13,676
11/20	13,563	12,417	14,081
12/20	13,714	12,584	14,300
1/21	13,708	12,473	14,194
2/21	13,662	12,259	14,078
3/21	13,722	12,023	14,241
4/21	13,902	12,175	14,424
5/21	13,951	12,289	14,509
6/21	14,093	12,181	14,702
7/21	14,155	12,343	14,766
8/21	14,203	12,291	14,795
9/21	14,205	12,073	14,792
10/21	14,157	12,044	14,778
11/21	14,013	12,009	14,573
12/21	14,145	11,992	14,789
1/22	13,907	11,746	14,426
2/22	13,526	11,606	13,969
3/22	13,439	11,253	13,853
4/22	13,032	10,637	13,260
5/22	12,947	10,666	13,298
6/22	12,442	10,323	12,742
7/22	13,002	10,543	13,410
8/22	12,788	10,127	13,101
9/22	12,246	9,606	12,590
10/22	12,259	9,540	12,294
11/22	12,543	9,989	12,738
12/22	12,634	10,043	12,594
1/23	13,267	10,373	13,681
2/23	13,089	10,028	13,419
3/23	12,387	10,345	12,782
4/23	12,542	10,391	12,978
5/23	12,521	10,188	12,827
6/23	12,634	10,187	12,954
7/23	12,911	10,258	13,162
8/23	12,863	10,117	13,077
9/23	12,767	9,822	12,928
10/23	12,567	9,704	12,539
11/23	13,090	10,194	13,338
12/23	13,481	10,617	13,764
1/24	13,737	10,471	14,122
2/24	13,794	10,339	14,243
3/24	13,975	10,396	14,389
4/24	13,864	10,134	14,092
5/24	14,079	10,267	14,369
6/24	14,185	10,281	14,457
7/24	14,356	10,565	14,601
8/24	14,576	10,815	14,980
9/24	14,824	10,999	15,339
10/24	14,774	10,631	15,222
11/24	14,835	10,667	15,290
12/24	14,804	10,438	15,087
1/25	14,930	10,497	15,184
2/25	15,041	10,648	15,350
3/25	15,006	10,713	15,175
4/25	14,909	11,028	15,024
5/25	15,134	10,989	15,197
6/25	15,369	11,197	15,453
7/25	15,493	11,030	15,638
8/25	15,605	11,191	15,825

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
R-6 Shares	7.06%	3.41%	4.55%
Bloomberg Global Aggregate Index	3.47%	-1.76%	1.13%
ICE BofA US All Capital Securities Index	5.64%	2.93%	4.70%

Performance Inception Date	May 01, 2002
No Deduction of Taxes [Text Block]	The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]	The Bloomberg Global Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The ICE BofA US All Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]	Visit www.principalam.com/mutualfundperformance for more recent performance information.
AssetsNet	$ 5,408,316,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 40,442,000
InvestmentCompanyPortfolioTurnover	24.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$5,408,316 Total Number of Portfolio Holdings327 Portfolio Turnover Rate 24.8% Total Advisory Fees Paid (amount in thousands)$40,442
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	87.73%
Preferred Stocks	9.66%
Investment Companies	2.84%
Convertible Preferred Stocks	0.06%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	85.36%
Energy	4.95%
Utilities	4.81%
Money Market Funds	2.12%
Government	1.03%
Exchange-Traded Funds	0.72%
Communications	0.69%
Consumer, Non-cyclical	0.61%
Other Assets and LiabilitiesFootnote Reference*	(0.29)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period September 1, 2024 to August 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/prospectuses.